     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2006


                                                      REGISTRATION NOS. 33-85442
                                                                        811-8828
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-4

                                -----------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                  [ ]

                       POST-EFFECTIVE AMENDMENT NO. 19                  [X]


                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]


                              AMENDMENT NO. 38                          [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                                -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                501 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                   DEPOSITOR'S TELEPHONE NUMBER: 617-578-2000

   NAME AND ADDRESS OF AGENT FOR
              SERVICE:                               COPY TO:

             Marie C. Swift                  Stephen E. Roth, Esquire
           Vice President and                Mary E. Thornton, Esquire
                Counsel                   Sutherland Asbill & Brennan LLP
       New England Life Insurance         1275 Pennsylvania Avenue, N.W.
                Company                    Washington, D.C. 20004-2415
          501 Boylston Street
    Boston, Massachusetts 02116-3700

  It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
  [X] on May 1, 2006 pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
  Title of Securities Being Registered:  Individual Variable Annuity Contracts

================================================================================

This registration statement incorporates by reference the prospectus dated May 1, 2005 and the supplements dated May 1, 2005 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 27, 2005.


This registration statement incorporates by reference the prospectus dated
May 1, 2004 and the supplements dated May 1, 2004 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 29, 2004.

This registration statement incorporates by reference the prospectus dated May 1, 2003 and the supplements dated May 1, 2003 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 25, 2003.

This registration statement incorporates by reference the prospectus dated May 1, 2002 and the supplements dated May 1, 2002 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 30, 2002.

This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 13 to the Registration Statement on form N-4 (File No. 33-85442) Filed on April 27, 2001.

This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, as filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-85442) filed on January 18, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-85442) filed On April 27, 2000.

                             AMERICAN GROWTH SERIES
                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of            Annuity Administrative Office
       New England Life Insurance Company                          P.O. Box 14594
              501 Boylston Street                             Des Moines, IA 50306-3594
          Boston, Massachusetts 02116
                 (800) 435-4117

    This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and the American Funds Insurance Series.

METROPOLITAN SERIES FUND

BlackRock Money Market Portfolio

Western Asset Management U.S. Government Portfolio

BlackRock Bond Income Portfolio
Lehman Brothers(R) Aggregate Bond Index Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

BlackRock Diversified Portfolio
MFS(R) Total Return Portfolio

Harris Oakmark Focused Value Portfolio

BlackRock Large Cap Value Portfolio
Davis Venture Value Portfolio
FI Value Leaders Portfolio
Harris Oakmark Large Cap Value Portfolio

Neuberger Berman Mid Cap Value Portfolio


Oppenheimer Global Equity Portfolio


BlackRock Strategic Value Portfolio

BlackRock Investment Trust Portfolio
MetLife Stock Index Portfolio

FI Mid Cap Opportunities Portfolio

MetLife Mid Cap Stock Index Portfolio
FI International Stock Portfolio
Morgan Stanley EAFE(R) Index Portfolio

BlackRock Legacy Large Cap Growth Portfolio


FI Large Cap Portfolio

Jennison Growth Portfolio
T. Rowe Price Large Cap Growth Portfolio
Loomis Sayles Small Cap Portfolio
Russell 2000(R) Index Portfolio
BlackRock Aggressive Growth Portfolio
Franklin Templeton Small Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Lord Abbett Bond Debenture Portfolio


PIMCO Inflation Protected Bond Portfolio


Neuberger Berman Real Estate Portfolio


Legg Mason Value Equity Portfolio


Lazard Mid-Cap Portfolio

Harris Oakmark International Portfolio
MFS Research International Portfolio
Janus Aggressive Growth Portfolio
Oppenheimer Capital Appreciation Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
Met/AIM Small Cap Growth Portfolio
RCM Global Technology Portfolio

AMERICAN FUNDS INSURANCE SERIES


American Funds Bond Fund


American Funds Growth-Income Fund


American Funds Global Small Capitalization Fund


American Funds Growth Fund


METROPOLITAN FUND-ASSET ALLOCATION PORTFOLIOS

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Aggressive Allocation Portfolio


MET INVESTORS SERIES TRUST



Cyclical Growth and Income ETF Portfolio


Cyclical Growth ETF Portfolio




    You may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

    Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


    You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2006. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-65 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 501 Boylston St., Boston, Massachusetts 02116, 1-800-777-5897 or visit our website at www.nef.com.


    NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE SEC MAINTAINS A WEB SITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

    WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                  MAY 1, 2006

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS


                                                                  PAGE
                                                                  ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...........       A-4
HIGHLIGHTS..................................................       A-5
EXPENSE TABLE...............................................       A-7
HOW THE CONTRACT WORKS......................................      A-13
THE COMPANY.................................................      A-14
THE VARIABLE ACCOUNT........................................      A-14
INVESTMENTS OF THE VARIABLE ACCOUNT.........................      A-14
  Investment Advice.........................................      A-18
  Share Classes of the Eligible Funds.......................      A-21
  Substitution of Investments...............................      A-22
GUARANTEED OPTION...........................................      A-22
THE CONTRACTS...............................................      A-22
  Purchase Payments.........................................      A-22
  Ten Day Right to Review...................................      A-23
  Allocation of Purchase Payments...........................      A-23
  State Variations..........................................      A-23
  Contract Value and Accumulation Unit Value................      A-23
  Payment on Death Prior to Annuitization...................      A-24
     Beneficiary Continuation...............................      A-25
     Special Options for Spouse.............................      A-25
  Transfer Privilege........................................      A-26
  Dollar Cost Averaging.....................................      A-28
  Asset Rebalancing.........................................      A-29
  Surrenders................................................      A-29
  Systematic Withdrawals....................................      A-30
  Loan Provision for Certain Tax Benefited Retirement
     Plans..................................................      A-30
  Suspension of Payments....................................      A-31
  Ownership Rights..........................................      A-32
  Requests and Elections....................................      A-32
  Confirming Transactions...................................      A-33
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND
  OTHER DEDUCTIONS..........................................      A-33
  Administration Contract Charge............................      A-34
  Administration Asset Charge...............................      A-34
  Mortality and Expense Risk Charge.........................      A-34
  Contingent Deferred Sales Charge..........................      A-35
  Premium Tax Charge........................................      A-37
  Other Expenses............................................      A-37
ANNUITY PAYMENTS............................................      A-38
  Election of Annuity.......................................      A-38
  Annuity Options...........................................      A-38
  Amount of Variable Annuity Payments.......................      A-40
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS..............      A-40
FEDERAL INCOME TAX CONSIDERATIONS...........................      A-41
  Taxation of Non-Qualified Contracts.......................      A-41
  Taxation of Qualified Contracts...........................      A-43
  Possible Tax Law Changes..................................      A-47
VOTING RIGHTS...............................................      A-47
DISTRIBUTION OF CONTRACTS...................................      A-47

                                                                  PAGE
                                                                  ----
THE FIXED ACCOUNT...........................................      A-48
  Contract Value and Fixed Account Transactions.............      A-49
INVESTMENT PERFORMANCE INFORMATION..........................      A-49
  Yields....................................................      A-50
  Standard Return...........................................      A-50
  Non-Standard Return.......................................      A-50
  Other Performance.........................................      A-51
LEGAL PROCEEDINGS...........................................      A-51
FINANCIAL STATEMENTS........................................      A-51
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................      A-52
APPENDIX A: Consumer Tips...................................      A-61
APPENDIX B: Contingent Deferred Sales Charge................      A-62
APPENDIX C: Premium Tax.....................................      A-63
APPENDIX D: Exchanged Contracts.............................      A-64
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................      A-66

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A sub-account of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT.  The person on whose life the Contract is issued.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:

     The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your Sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

PURCHASE PAYMENTS:

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.")

OWNERSHIP:


     A purchaser may be an individual, employer, trust, corporation, partnership, custodian or any entity specified in an eligible employee benefit plan. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs") certain plans pursuant to 403(b) of the Code ("TSAs"), and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.


     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

     You may allocate purchase payments net of certain charges to the Sub-account or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to "market-timing." (See "Transfer Privilege--Market Timing.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, you can make one transfer per year without our consent. Special limits apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

     We apply the following charges to your Contract:

     -- premium tax charge, in some states

     -- mortality and expense risk charge equal to an annual rate of 1.30%
       (1.55% for certain sub-accounts) of each sub-account's daily net assets

     -- administration asset charge equal to an annual rate of .10% of the Variable Account's daily net assets

     -- annual contract administration charge equal to the lesser of $30 and 2% of contract value

     -- a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions.

     Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.)

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

     Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full surrender.

SURRENDERS:

     Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

     A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

     In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

REPLACEMENT OF CONTRACTS

     Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your registered representative if purchasing a Contract would be advantageous, given the Contract's features, benefits and charges.

     You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........                None
          Contingent Deferred Sales Charge (as a percentage
           of each purchase payment)........................                  7%
                                                              declining annually
                                                                    see Note (1)
          Transfer Fee(2)...................................                  $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

   NUMBER OF
 COMPLETE YEARS
FROM RECEIPT OF
PURCHASE PAYMENT  CHARGE
----------------  ------
       0            7%
       1            6%
       2            5%
       3            4%
       4            3%
       5            2%
       6            1%
7 and thereafter    0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).................   $30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the
  sub-accounts)


                                                              AMERICAN FUNDS BOND SUB-
                                                                      ACCOUNT,
                                                               AMERICAN FUNDS GROWTH
                                                            SUB-ACCOUNT, AMERICAN FUNDS
                                                           GROWTH-INCOME SUB-ACCOUNT AND
                                                               AMERICAN FUNDS GLOBAL          ALL OTHER
                                                          SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                          --------------------------------   ------------
          Mortality and Expense Risk Charge.............               1.55%                    1.30%
          Administration Asset Charge...................               0.10%                     .10%
                                                                       -----                    -----
                    Total Variable Account Annual
                      Expenses..........................               1.65%                    1.40%


NOTES:

(1)  The Administration Contract Charge is not imposed after annuitization.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .42%     8.27%



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable contractual waiver or
reimbursement arrangement)..................................    .41%     1.44%


NOTE:


(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2007, as described in more detail below.



     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2005, before and after any applicable contractual expense subsidy or expense deferral arrangement:


ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)


                                                                                         GROSS     CONTRACTUAL
                                                                 12B-1                   TOTAL      EXPENSES      NET TOTAL
                                                 MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                                    FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                                 ----------   ------------   --------   --------   -----------   -----------
METROPOLITAN SERIES FUND, INC.
  "METROPOLITAN FUND"(4)
BlackRock Money Market Portfolio(5)............     .35%           .0%          .07%       .42%        .01%          .41%
Western Asset Management U.S. Government
  Portfolio....................................     .54%            0%          .07%       .61%          0%          .61%
BlackRock Bond Income Portfolio(5).............     .40%           .0%          .07%       .47%          0%          .47%
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(5).................................     .25%          .25%          .06%       .56%        .01%          .55%

                                                                                         GROSS     CONTRACTUAL
                                                                 12B-1                   TOTAL      EXPENSES      NET TOTAL
                                                 MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                                    FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                                 ----------   ------------   --------   --------   -----------   -----------
Western Asset Management Strategic Bond
  Opportunities Portfolio......................     .65%           .0%          .10%       .75%          0%          .75%
BlackRock Diversified Portfolio................     .44%          .25%          .06%       .75%          0%          .75%
MFS Total Return Portfolio(6)..................     .57%          .15%          .16%       .88%          0%          .88%
Harris Oakmark Focused Value Portfolio.........     .73%           .0%          .04%       .77%          0%          .77%
BlackRock Large Cap Value Portfolio(5)(8)......     .70%          .15%          .15%      1.00%          0%         1.00%
Davis Venture Value Portfolio..................     .72%           .0%          .04%       .76%          0%          .76%
FI Value Leaders Portfolio.....................     .66%           .0%          .07%       .73%          0%          .73%
Harris Oakmark Large Cap Value Portfolio.......     .72%          .15%          .06%       .93%          0%          .93%
Neuberger Berman Mid Cap Value Portfolio.......     .67%          .25%          .09%      1.01%          0%         1.01%
Oppenheimer Global Equity Portfolio............     .60%          .25%          .33%      1.18%          0%         1.18%
BlackRock Strategic Value Portfolio............     .83%           .0%          .06%       .89%          0%          .89%
BlackRock Investment Trust Portfolio...........     .49%          .25%          .06%       .80%          0%          .80%
MetLife Stock Index Portfolio(5)...............     .25%          .25%          .04%       .54%        .01%          .53%
FI Mid Cap Opportunities Portfolio.............     .68%          .25%          .07%      1.00%          0%         1.00%
MetLife Mid Cap Stock Index Portfolio(5).......     .25%          .25%          .09%       .59%        .01%          .58%
FI International Stock Portfolio...............     .86%           .0%          .20%      1.06%          0%         1.06%
Morgan Stanley EAFE(R) Index Portfolio(5)......     .30%          .25%          .22%       .77%        .01%          .76%
BlackRock Legacy Large Cap Growth Portfolio....     .73%           .0%          .07%       .80%          0%          .80%
FI Large Cap Portfolio(5)(6)...................     .80%          .25%          .06%      1.11%          0%         1.11%
Jennison Growth Portfolio......................     .64%           .0%          .05%       .69%          0%          .69%
T. Rowe Price Large Cap Growth Portfolio(5)....     .60%          .25%          .12%       .97%          0%          .97%
Loomis Sayles Small Cap Portfolio(5)...........     .90%           .0%          .08%       .98%        .05%          .93%
Russell 2000(R) Index Portfolio(5).............     .25%          .25%          .11%       .61%        .01%          .60%
BlackRock Aggressive Growth Portfolio..........     .73%          .25%          .06%      1.04%          0%         1.04%
Franklin Templeton Small Cap Growth
  Portfolio(5)(8)..............................     .90%          .25%          .23%      1.38%          0%         1.38%
T. Rowe Price Small Cap Growth Portfolio.......     .51%          .25%          .09%       .85%          0%          .85%
MET INVESTORS SERIES TRUST(4)
PIMCO Total Return Portfolio(8)................     .50%          .25%          .07%       .82%          0%          .82%
Lord Abbett Bond Debenture Portfolio...........     .51%          .25%          .05%       .81%          0%          .81%
PIMCO Inflation Protected Bond Portfolio(7)....     .50%          .25%          .05%       .80%          0%          .80%
Neuberger Berman Real Estate Portfolio(7)......     .67%          .25%          .03%       .95%          0%          .95%
Legg Mason Value Equity Portfolio(7)(9)........     .70%           .0%         7.57%      8.27%       7.47%          .80%
Lazard Mid-Cap Portfolio(7)....................     .70%          .25%          .09%      1.04%          0%         1.04%
Harris Oakmark International Portfolio(7)......     .82%          .15%          .13%      1.10%          0%         1.10%
MFS Research International Portfolio(7)(8).....     .74%          .25%          .23%      1.22%          0%         1.22%
Janus Aggressive Growth Portfolio(7)...........     .67%          .25%          .05%       .97%          0%          .97%
Oppenheimer Capital Appreciation
  Portfolio(7)(8)..............................     .59%          .25%          .10%       .94%          0%          .94%
T. Rowe Price Mid-Cap Growth Portfolio(7)......     .75%          .25%          .07%      1.07%          0%         1.07%
Met/AIM Small Cap Growth Portfolio(7)(8).......     .90%          .25%          .11%      1.26%          0%         1.26%
RCM Global Technology Portfolio(7)(8)..........     .92%          .25%          .27%      1.44%          0%         1.44%
AMERICAN FUNDS INSURANCE SERIES(4)
American Funds Bond Portfolio..................     .43%          .25%          .01%       .69%          0%          .69%
American Funds Growth-Income Fund..............     .28%          .25%          .01%       .54%          0%          .54%
American Funds Global Small Capitalization
  Fund.........................................     .74%          .25%          .05%      1.04%          0%         1.04%
American Funds Growth Fund.....................     .33%          .25%          .02%       .60%          0%          .60%

                                                                                                                     NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                     PORTFOLIO
                                                                                                                     EXPENSES
                                                                                                                     INCLUDING
                                                                              GROSS     CONTRACTUAL    NET TOTAL     ESTIMATED
                                                      12B-1                   TOTAL       EXPENSE     CONTRACTUAL   EXPENSES OF
                                      MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL      UNDERLYING
                                         FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)   PORTFOLIOS
                                      ----------   ------------   --------   --------   -----------   -----------   -----------
METROPOLITAN FUND-ASSET ALLOCATION
  PORTFOLIOS(4)
MetLife Conservative Allocation
  Portfolio(5)(10)..................     .10%          .25%         .95%      1.30%          .95%         .35%          .98%
MetLife Conservative to Moderate
  Allocation Portfolio(5)(10).......     .10%          .25%         .31%       .66%          .31%         .35%         1.00%
MetLife Moderate Allocation
  Portfolio(5)(10)..................     .10%          .25%         .19%       .54%          .19%         .35%         1.04%
MetLife Moderate to Aggressive
  Portfolio(5)(10)..................     .10%          .25%         .24%       .59%          .24%         .35%         1.06%
MetLife Aggressive Allocation
  Portfolio(5)(10)..................     .10%          .25%        1.66%      2.01%         1.66%         .35%         1.07%
MET INVESTORS SERIES TRUST-ETF
  PORTFOLIOS(4)
Cyclical Growth and Income ETF
  Portfolio(7)(11)..................     .45%          .25%        3.03%      3.73%         2.93%         .80%         1.13%
Cyclical Growth ETF
  Portfolio(7)(11)..................     .45%          .25%        1.89%      2.59%         1.79%         .80%         1.18%


NOTES:


(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.


(2) The Metropolitan Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.


(3) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.


(4) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), is the investment manager for the Portfolios of the Metropolitan Fund including the Metropolitan Fund -- Asset Allocation Portfolios. Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.


(5) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these Portfolios will not exceed, at any time prior to April 30, 2007, the following percentages: 1.20% for the FI Large Cap Value Portfolio; .35% for the MetLife Conservative Allocation Portfolio; .35% for the MetLife Conservative to Moderate Allocation Portfolio; .35% for the MetLife Moderate Allocation Portfolio; .35% for the MetLife Moderate to Aggressive Allocation Portfolio; and .35% for the MetLife Aggressive Allocation Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Franklin Templeton Small Cap Growth Portfolio, BlackRock Large Cap Value Portfolio and the Asset Allocation Portfolios if, in the future, actual expenses of these portfolios are less than these expense limits. MetLife Advisers has contractually agreed, until at least April 30, 2007, to reduce the Management Fee by the following percentages: .05% on all assets for the Loomis Sayles Small Cap Portfolio; .006% on all assets for the Lehman Brothers Aggregate Bond Index Portfolio; .007% on all assets for the MetLife Stock Index Portfolio; .007% on all assets for the MetLife Mid Cap Stock Index Portfolio; .007% on all assets for the Russell 2000 Index Portfolio; .007% on all assets for the Morgan Stanley EAFE Index Portfolio; .025% on assets in excess of $1 billion and less than $2 billion for the BlackRock Bond Income Portfolio; .005% on the first $500 million of assets and .015% on the next $500 million of assets for the BlackRock Money Market Portfolio; and .015% on the first $50 million of assets for the T. Rowe Price Large Cap Growth Portfolio.


(6) The FI Large Cap Portfolio's annual expenses have been restated to reflect the reorganization of another portfolio into this portfolio which occurred as of the close of business on April 28, 2006. The FI Large Cap Portfolio's expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006. Management fees shown in the table for the MFS Total Return Portfolio have been restated to reflect a new fee schedule that came into effect May 1, 2006.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: .80% for the Cyclical Growth and Income ETF Portfolio, .80% for the Cyclical Growth ETF Portfolio, 1.15% for the Neuberger Berman Real Estate Portfolio; .80% for the Legg Mason Value Equity Portfolio; 1.05% for the Lazard Mid-Cap Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.15% for the T. Rowe Price Mid-Cap Growth Portfolio; .90% for the PIMCO Inflation Protected Bond Portfolio; 1.35% for the RCM Global Technology Portfolio; 1.25% for the MFS Research International Portfolio; 1.00% for the Oppenheimer Capital Appreciation Portfolio; 1.25% for the Harris Oakmark International Portfolio and 1.15% for the Janus Aggressive Growth Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of these Portfolios are less than these expense limits. Due to certain brokerage commission recaptures not shown in the table, actual Net Total Annual Expenses for the RCM Global Technology Portfolio were 1.35% for the year ended December 31, 2005. Management fees shown in the table for the Lazard Mid-Cap Portfolio have been restated to reflect a new fee schedule that came into effect December 19, 2005.



(8) Certain amounts were recouped by the investment manager during 2005. These amounts are reflected in Other Expenses and per Portfolio are: .02% for the BlackRock Large Cap Value Portfolio; .03% for the Franklin Templeton Small Cap Growth Portfolio; .05% for the Oppenheimer Capital Appreciation Portfolio; .05% for the MFS Research International Portfolio; .04% for the Met/AIM Small Cap Growth Portfolio; .01% for the PIMCO Total Return Portfolio; and .14% for the RCM Global Technology Portfolio.



(9) Total annual expenses for the Legg Mason Value Equity Portfolio are annualized based on the months the portfolio was in operation in 2005. The Legg Mason Value Equity Portfolio commenced operations on November 1, 2005.



(10) The MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios (the "Asset Allocation Portfolios") are each "funds of funds" that invest substantially all of their respective assets in Class A shares of various other underlying portfolios. Each Asset Allocation Portfolio has its own expenses and bears its pro rata portion of the operating expenses of the underlying portfolios in which the Asset Allocation Portfolio invests, including the management fee. The expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are .63% for the MetLife Conservative Allocation Portfolio, .65% for the MetLife Conservative to Moderate Allocation Portfolio, .69% for the MetLife Moderate Allocation Portfolio, .71% for the MetLife Moderate to Aggressive Allocation Portfolio, and .72% for the MetLife Aggressive Allocation Portfolio. The Total Contractual Annual Expenses of the Asset Allocation Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio, 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Asset Allocation Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.



(11) Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The expenses of the Underlying ETFs and other investment companies are: 0.33% for Cyclical Growth and Income ETF Portfolio, and 0.38% for the Cyclical Growth ETF Portfolio. The expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment company for the year ended December 31, 2005 (or in the case of Vanguard(R) U.S. Sector Index Funds, for the fiscal year ended August 31, 2005) according to such Underlying ETFs' and other investment companies' allocation targets in place as of December 31, 2005. See the prospectus for the portfolios for a description of the allocation targets for each portfolio. Total annual expenses are annualized based on the months the portfolios were in operation (commencement of operations was October 1, 2005).


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                              -------   ---------   ---------   ---------
(a).........................................  $ 1,548   $   3,107   $   4,536   $   7,717
(b).........................................  $   844   $   1,088   $   1,322   $   2,208


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                -------   -------   ---------   ---------
(a)...........................................  $   951   $ 2,720   $   4,325   $   7,717
(b)...........................................  $   192   $   595   $   1,022   $   2,208


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:


(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.075% has been used. (See Note (1) to the first table on p. A-8.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-52).

                             HOW THE CONTRACT WORKS

                                PURCHASE PAYMENT

- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines.

                              ADDITIONAL PAYMENTS

- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 88 (83 in New York).

- Minimum $250 with certain exceptions (see page A-22).

                                     LOANS

- Loans are available to participants of certain tax qualified pension plans (see page A-30).

                                   SURRENDERS

- Up to the greater of: 10% of the Contract Value at the beginning of the Contract Year; and the excess of the Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of surrender, can be withdrawn each year without incurring a Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.

- Surrenders may be taxable to the extent of gain.

- Prior to age 59 1/2 a 10% penalty tax may apply. (A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first two years.)

- Premium tax charge may apply.

                                 DEATH PROCEEDS

- Guaranteed not to be less than your total purchase payments adjusted for any prior surrenders or outstanding loans (and, where applicable, net of premium tax charges).

- Death proceeds may be taxable.

- Premium tax charge may apply.

                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.

- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial surrenders, loans and Contract charges.

- The Contract Value invested in the Eligible Funds is not guaranteed.

- Earnings in the contract are generally free of any current income taxes (see page A-41).
------

- You may change the allocation of future payments, within limits, at any time.

- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to the Fixed Account and to situations that involve "market timing.")
------

- Contract Value may not be allocated among more than ten Accounts (including the Fixed Account) at any time.
------

                              RETIREMENT BENEFITS

- Lifetime income options.

- Fixed and/or variable payout options.

- Retirement benefits may be taxable.

- Premium tax charge may apply.

                     DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct a mortality and expense risk charge of 1.30% (1.55% for certain sub-accounts) on an annualized basis from the Contract Value daily.
------
- We deduct an Administration Asset Charge of 0.10% on an annualized basis from the Contract Value daily.

- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.

                              ANNUAL CONTRACT FEE
------
- We deduct a $30 Administration Contract Charge from the Contract Value in the Variable Account on each anniversary while the Contract is in-force, other than under a Payment Option. (May be waived for certain large Contracts.) We deduct a pro rata portion on full surrender and at annuitization.

------                          SURRENDER CHARGE

- Consists of Contingent Deferred Sales Charge based on purchase payments made (see pages A-29 and A-34-37).

                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence (or, in certain states, at the earliest of: full or partial surrender; annuitization; or payment of the Death Proceeds due to the death of a Contract Owner or, if applicable, of the Annuitant).

                              ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may surrender the Contract at any time for its Contract Value, less any applicable Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.

- We may waive the Contingent Deferred Sales Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     BLACKROCK MONEY MARKET PORTFOLIO


     The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

     During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.


     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO)



     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.



     BLACKROCK BOND INCOME PORTFOLIO


     The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

     LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

     The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.


     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO CLASS B (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO)



     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     BLACKROCK DIVERSIFIED PORTFOLIO


     The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.

     MFS TOTAL RETURN PORTFOLIO

     The MFS Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.


     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO


     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.


     BLACKROCK LARGE CAP VALUE PORTFOLIO


     The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.


     DAVIS VENTURE VALUE PORTFOLIO


     The Davis Venture Value Portfolio's investment objective is growth of capital.


     FI VALUE LEADERS PORTFOLIO


     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.


     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO


     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.

     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO


     The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.

     OPPENHEIMER GLOBAL EQUITY PORTFOLIO

     The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.


     BLACKROCK STRATEGIC VALUE PORTFOLIO


     The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.


     BLACKROCK INVESTMENT TRUST PORTFOLIO


     The BlackRock Investment Trust Portfolio's investment objective is long-term growth of capital and income.

     METLIFE STOCK INDEX PORTFOLIO

     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").


     FI MID CAP OPPORTUNITIES PORTFOLIO


     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.

     METLIFE MID CAP STOCK INDEX PORTFOLIO

     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").


     FI INTERNATIONAL STOCK PORTFOLIO


     The FI International Stock Portfolio's investment objective is long-term growth of capital.

     MORGAN STANLEY EAFE INDEX PORTFOLIO

     The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").


     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO


     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.


     FI LARGE CAP PORTFOLIO



     The FI Large Cap Portfolio's investment objective is long-term growth of capital.



     JENNISON GROWTH PORTFOLIO


     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.

     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.


     LOOMIS SAYLES SMALL CAP PORTFOLIO


     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

     RUSSELL 2000 INDEX PORTFOLIO

     The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.


     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO


     The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.

     PIMCO TOTAL RETURN PORTFOLIO

     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.


     LORD ABBETT BOND DEBENTURE PORTFOLIO


     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.


     PIMCO INFLATION PROTECTED BOND PORTFOLIO



     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with the preservation of capital and prudent investment management.



     NEUBERGER BERMAN REAL ESTATE PORTFOLIO


     The Neuberger Berman Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


     LEGG MASON VALUE EQUITY PORTFOLIO (FORMERLY MFS INVESTORS TRUST PORTFOLIO)



     The Legg Mason Value Equity Portfolio's investment objective is long-term growth of capital.



     LAZARD MID-CAP PORTFOLIO (FORMERLY MET/AIM MID CAP CORE EQUITY PORTFOLIO)



     The Lazard Mid-Cap Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO


     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

     MFS RESEARCH INTERNATIONAL PORTFOLIO

     The MFS Research International Portfolio's investment objective is capital appreciation.

     JANUS AGGRESSIVE GROWTH PORTFOLIO

     The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.

     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

     The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.

     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

     MET/AIM SMALL CAP GROWTH PORTFOLIO

     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.


     RCM GLOBAL TECHNOLOGY PORTFOLIO


     The RCM Global Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.


     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.


     AMERICAN FUNDS GROWTH-INCOME FUND

     The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.


     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.


     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.


     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

     The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.

     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

     MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.

     METLIFE MODERATE ALLOCATION PORTFOLIO

     MetLife Moderate Allocation Portfolio's investment objective is to balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

     MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.

     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

     MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.


     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO



     The Cyclical Growth and Income ETF Portfolio's investment objective is growth of capital and income.



     CYCLICAL GROWTH ETF PORTFOLIO



     The Cyclical Growth ETF Portfolio's investment objective is growth of capital.



INVESTMENT ADVICE


     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Money Market.....................................    BlackRock Advisors, Inc.
Western Asset Management U.S. Government(2)................    Western Asset Management Company(1)
BlackRock Bond Income......................................    BlackRock Advisors, Inc.
Lehman Brothers Aggregate Bond Index.......................    Metropolitan Life Insurance Company
Western Asset Management Strategic Bond Opportunities(2)...    Western Asset Management Company(1)
BlackRock Diversified......................................    BlackRock Advisors, Inc.
MFS Total Return...........................................    Massachusetts Financial Services Company
Harris Oakmark Focused Value...............................    Harris Associates L.P.
BlackRock Large Cap Value..................................    BlackRock Advisors, Inc.
Davis Venture Value........................................    Davis Selected Advisers, L.P.(3)
FI Value Leaders...........................................    Fidelity Management & Research Company
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
Neuberger Berman Mid Cap Value.............................    Neuberger Berman Management Inc.
Oppenheimer Global Equity..................................    OppenheimerFunds, Inc.
BlackRock Strategic Value..................................    BlackRock Advisors, Inc.
BlackRock Investment Trust.................................    BlackRock Advisors, Inc.
MetLife Stock Index........................................    Metropolitan Life Insurance Company
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company
MetLife Mid Cap Stock Index................................    Metropolitan Life Insurance Company
FI International Stock.....................................    Fidelity Management & Research Company
Morgan Stanley EAFE Index..................................    Metropolitan Life Insurance Company
BlackRock Legacy Large Cap Growth..........................    BlackRock Advisors, Inc.
FI Large Cap...............................................    Fidelity Management & Research Company
Jennison Growth(7).........................................    Jennison Associates LLC
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
Loomis Sayles Small Cap....................................    Loomis, Sayles & Company, L.P.
Russell 2000 Index.........................................    Metropolitan Life Insurance Company
BlackRock Aggressive Growth................................    BlackRock Advisors, Inc.
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
MetLife Conservative Allocation(4).........................    N/A(4)
MetLife Conservative to Moderate Allocation(4).............    N/A(4)
MetLife Moderate Allocation(4).............................    N/A(4)
MetLife Moderate to Aggressive Allocation(4)...............    N/A(4)
MetLife Aggressive Allocation(4)...........................    N/A(4)


------------


(1)On May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management Inc. as subadviser.



(2)Effective May 1, 2006, Salomon Brothers U.S. Government Portfolio changed its name to Western Asset Management U.S. Government Portfolio, and Salomon Brothers Strategic Bond Opportunities Portfolio changed its name to Western Asset Management Strategic Bond Opportunities Portfolio.



(3)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.



(4)Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.

     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Series Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).


PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
PIMCO Total Return.........................................    Pacific Investment Management Company
                                                               LLC
Lord Abbett Bond Debenture.................................    Lord, Abbett & Co. LLC
PIMCO Inflation Protected Bond.............................    Pacific Investment Management Company
                                                               LLC
Neuberger Berman Real Estate...............................    Neuberger Berman Management Inc.
Legg Mason Value Equity(1).................................    Legg Mason Capital Management, Inc.
Lazard Mid-Cap(3)..........................................    Lazard Asset Management LLC(2)
Harris Oakmark International...............................    Harris Associates L.P.
MFS Research International.................................    Massachusetts Financial Services Company
Janus Aggressive Growth....................................    Janus Capital Management LLC
Oppenheimer Capital Appreciation...........................    OppenheimerFunds, Inc.
T. Rowe Price Mid-Cap Growth...............................    T. Rowe Price Associates, Inc.
Met/AIM Small Cap Growth...................................    A I M Capital Management, Inc.
RCM Global Technology......................................    RCM Capital Management LLC
Cyclical Growth and Income ETF.............................    Gallatin Asset Management, Inc.
Cyclical Growth ETF........................................    Gallatin Asset Management, Inc.


------------


(1)On or about April 28, 2006, the MFS Investors Trust Portfolio of the Metropolitan Fund that had been offered as an Eligible Fund through that date merged with and into the Legg Mason Value Equity Portfolio.



(2)Effective December 19, 2005, Lazard Asset Management LLC replaced A I M Capital Management, Inc. as Adviser (subadviser).



(3)Effective December 19, 2005, Met/AIM Mid Cap Core Equity Portfolio changed its name to Lazard Mid-Cap Portfolio.


     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond........................................    N/A
American Funds Growth-Income...............................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A


     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Eligible Funds. The amount of the compensation is not deducted from Eligible Fund assets and does not decrease the Eligible Fund's investment return. The amount of the compensation is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.



     We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Fund. We may benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)



     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") The payments are deducted from assets of the Eligible Funds and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the Eligible Fund's investment return.



     We select the Eligible Funds offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Eligible Funds based on recommendations made by selling firms. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from owners.



     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")



SHARE CLASSES OF THE ELIGIBLE FUNDS


     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock
        Money Market, BlackRock Bond Income, Western Asset Management U.S. Government, Western Asset Management Strategic Bond Opportunities, FI Value Leaders, Davis Venture Value, BlackRock Legacy Large Cap Growth, Harris Oakmark Focused Value, Loomis Sayles Small Cap, Jennison Growth, FI International Stock, and BlackRock Strategic Value Portfolios; Class B shares of the FI Large Cap, BlackRock Diversified, T. Rowe Price Large Cap Growth, FI Mid Cap Opportunities, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, MetLife Stock Index, Neuberger Berman Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index, BlackRock Investment Trust, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, Harris Oakmark Large Cap Value and BlackRock Large Cap Value Portfolios;



     -- For the Met Investors Series Trust, we offer Class B shares for all
        Portfolios except the Harris Oakmark International Portfolio which is Class E, and the Legg Mason Value Equity Portfolio, which is Class A; and


     -- For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS


     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.


                               GUARANTEED OPTION

     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

     We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account, a service known as the Master Service Account arrangement ("MSA"), we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We will not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000. We may limit purchase payments under a flexible purchase payment contract to three times the amount shown in the application for any given Contract year.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.

ALLOCATION OF PURCHASE PAYMENTS

     You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other sub-accounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     The Contract's Death Proceeds at any time will be the greater of:

          (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

          (2) the minimum guaranteed death benefit.

     During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders. Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

          (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

          (2) the Contract Value on the date of recalculation.

The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

     For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.

EXAMPLE: Assume that we issue your contract with a $10,000 purchase payment on 1/1/06. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/06, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.

          Assume that the Contract Value increases to $11,000 by 12/1/06, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].

          Assume that on 12/31/06 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/06 are $10,165.

     Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law.

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY

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ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE
BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."

     Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)


     Transfers During the Annuity Phase. Currently, you may only make one transfer per contract year. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap subaccounts.


     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

     --MARKET TIMING


     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).



     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Series -- Global Small Capitalization Fund, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS Research International Portfolio, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin-Templeton Small Cap Growth Portfolio, Loomis Sayles Small Cap Portfolio, Morgan Stanley EAFE Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap

Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.



     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.



     In addition, contract owners and other persons with interests in the contracts should be aware that some Eligible Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.



     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.



     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.


DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     Guaranteed Account. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

     -- Certain rules and limitations may apply to the purchase payments you can allocate.

     -- Amounts in a Guaranteed Account cannot be used as collateral for a loan.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the dollar cost averaging transaction will occur on the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     Contact your agent for more information.

ASSET REBALANCING


     We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.


     You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

SURRENDERS

     Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:

     -- any applicable Contingent Deferred Sales Charge;

     -- a pro rata portion of the Administration Contract Charge (on a full surrender only);

     -- a premium tax charge (in certain states only); and

     -- any outstanding loan plus accrued interest (on a full surrender only).

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

     -- The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

     -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

     Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

     How to surrender.

     -- You must submit a request to our Annuity Administrative Office. (See
        "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

     -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

     -- We have to receive your surrender request in our Annuity Administrative
        Office prior to the Maturity Date or the Contract Owner's death.

     We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.")

     Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the sub-accounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

     If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

     The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

     Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

     We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

     When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

     Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

     You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

     Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS" -- Taxation of Qualified Contracts" in this prospectus.

     If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

     Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

     We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

     We will provide further information regarding loans upon request.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists so that it is not practical to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

     -- change the Beneficiary

     -- assign the Contract (subject to limitations)

     -- change the payment option

     -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing", requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

     -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -- Through your Registered Representative

     -- In writing to New England Life Insurance Company, c/o Annuity
        Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

     -- By fax (515) 457-4301

     -- For transfers or reallocation of future purchase payments, by Internet at www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. Any request for a withdrawal, transfer, or reallocation over the telephone, fax or through the Internet, may be subject to certain limitations. See "Transfer Privilege--Market Timing" for additional information on such limitations. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

                       ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Administration Contract Charge

     -- Administration Asset Charge

     -- Mortality and Expense Risk Charge

     -- Contingent Deferred Sales Charge

     -- Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-8 through A-10.

ADMINISTRATION CONTRACT CHARGE

     The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

     The Administration Asset Charge is equal to an annual rate of .10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.

MORTALITY AND EXPENSE RISK CHARGE


     We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

     If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

     When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

     The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:

NUMBER OF COMPLETE
YEARS FROM RECEIPT
OF PURCHASE PAYMENT                         CHARGE
-------------------                         ------
     0....................................    7%
     1....................................    6%
     2....................................    5%
     3....................................    4%
     4....................................    3%
     5....................................    2%
     6....................................    1%
7 and thereafter..........................    0%

     In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

     In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

EXAMPLE: Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 1................      $12,500           $14,000         $4,000          $1,250          $4,000
Situation 2................      $11,000           $10,000         $    0          $1,100          $1,100

     We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

EXAMPLE: Assume that you make a $10,000 purchase payment into the Contract on 6/1/06 and you make another $10,000 purchase payment on 2/1/07. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.


                          HYPOTHETICAL CONTRACT VALUE


                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 1: $7,000 partial
  surrender on 12/1/07.....      $22,000           $25,000         $5,000          $2,200          $5,000



     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/06 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.


                          HYPOTHETICAL CONTRACT VALUE


                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 2: $25,000
  surrender on 1/1/11......      $30,000           $33,000         $13,000         $3,000         $13,000



     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/06 and $2,000 of the $10,000 purchase payment that you made on 2/1/07. The Contingent Deferred Sales Charge that would apply is: 3% X $10,000 + 4% X $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.


     Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

     If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

    Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:

     -- After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

     -- On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than

        90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

     -- If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

     -- On minimum distributions required by tax law. We currently waive the Contingent Deferred Sales Charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

     We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.

     We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any sub-adviser to the Eligible Funds, and certain family members of the foregoing. If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we may credit the Contracts with an additional percentage of premium to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional premium to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by us or our affiliated companies.

PREMIUM TAX CHARGE

     Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date.

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

     We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option).

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable (some options are not available for death proceeds).

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable monthly payments for the number of years elected, which may not be more than 30 except with our consent.

          Variable Life Income. We will make variable monthly payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable monthly payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     The Payee under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option may withdraw the commuted value of the remaining payments. The Payee (or Payees) under the Variable Life Income with Period Certain Option or the Joint and Survivor Variable Life Income, 10 Years Certain Option may withdraw the commuted value of the same remaining period certain portion of the payment option. We calculate the commuted value of such payments based on the assumed interest rate that you elected under your Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments.") Amounts applied to a fixed payment option may not be withdrawn.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee. In addition, these Federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS


     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.) Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.


     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition, because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate (15% in 2006) applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.


     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     -- made on or after the taxpayer reaches age 59 1/2;

     -- made on or after the death of an Owner;

     -- attributable to the taxpayer's becoming disabled;

     -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

     -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.


     At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.


     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.


     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-24 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2006, $4,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium

(adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS, WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.



     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


     The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2006, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrange and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.



HURRICANE RELIEF



     Distributions: Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



     Loans: Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(a) OR TSA PLANS UNDER SECTION 403(b), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(p) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example stock options), training allowances, supplemental salary, payments based on a percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above. Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.


     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.


     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


                               THE FIXED ACCOUNT

     The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003). (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a rate higher than 3%, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

     Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

     Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.


     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.


     We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.

YIELDS

     The current yield of the State Street Research Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

     The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.

NON-STANDARD RETURN

     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

     We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS


     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.


                              FINANCIAL STATEMENTS

     You may find the financial statements of the Company and the Variable Account in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2005 for each Sub-Account of the New England Variable Annuity Separate Account.



                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Money Market Sub-Account
  04/19/95* to 12/31/95.................................     1.824171        1.877438             --
  01/01/96 to 12/31/96..................................     1.877438        1.946086             --
  01/01/97 to 12/31/97..................................     1.946086        2.021482             --
  01/01/98 to 12/31/98..................................     2.021482        2.098320          3,737
  01/01/99 to 12/31/99..................................     2.098320        2.171899         21,356
  01/01/00 to 12/31/00..................................     2.171899        2.275063         23,796
  01/01/01 to 12/31/01..................................     2.275063        2.331985         34,100
  01/01/02 to 12/31/02..................................     2.331985        2.332168         31,377
  01/01/03 to 12/31/03..................................     2.332168        2.318287         19,901
  01/01/04 to 12/31/04..................................     2.318287        2.308499         13,139
  01/01/05 to 12/31/05..................................     2.308499        2.342362         10,767
Western Asset Management U.S. Government Sub-Account
  (formerly Salomon Brothers U.S. Government
  Sub-Account)(7)
  04/19/95* to 12/31/95.................................     1.046628        1.138448             --
  01/01/96 to 12/31/96..................................     1.138448        1.159699             --
  01/01/97 to 12/31/97..................................     1.159699        1.240432             --
  01/01/98 to 12/31/98..................................     1.240432        1.316242          3,447
  01/01/99 to 12/31/99..................................     1.316242        1.300191         11,140
  01/01/00 to 12/31/00..................................     1.300191        1.416200         16,057
  01/01/01 to 12/31/01..................................     1.416200        1.490415         25,812
  01/01/02 to 12/31/02..................................     1.490415        1.586448         31,938
  01/01/03 to 12/31/03..................................     1.586448        1.590633         24,559
  01/01/04 to 12/31/04..................................     1.590633        1.615611         20,036
  01/01/05 to 12/31/05..................................     1.615611        1.620674         17,322
BlackRock Bond Income Sub-Account
  04/19/95* to 12/31/95.................................     2.684861        3.018347             --
  01/01/96 to 12/31/96..................................     3.018347        3.113250             --
  01/01/97 to 12/31/97..................................     3.113250        3.404265             --
  01/01/98 to 12/31/98..................................     3.404265        3.660529          2,055
  01/01/99 to 12/31/99..................................     3.660529        3.592823         10,828
  01/01/00 to 12/31/00..................................     3.592823        3.831633         14,739
  01/01/01 to 12/31/01..................................     3.831633        4.110820         19,958
  01/01/02 to 12/31/02..................................     4.110820        4.396277         19,912
  01/01/03 to 12/31/03..................................     4.396277        4.588908         16,117
  01/01/04 to 12/31/04..................................     4.588908        4.725484         13,186
  01/01/05 to 12/31/05..................................     4.725484        4.772425         11,543


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Lehman Brothers Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01.................................     1.075873        1.128870          8,293
  01/01/02 to 12/31/02..................................     1.128870        1.223843         12,899
  01/01/03 to 12/31/03..................................     1.223843        1.247632         12,423
  01/01/04 to 12/31/04..................................     1.247632        1.277533         10,899
  01/01/05 to 12/31/05..................................     1.277533        1.283163          9,652
Western Asset Management Strategic Bond Opportunities
  Sub-Account (formerly Salomon Brothers Strategic Bond
  Opportunities Sub-Account)(7)
  04/19/95* to 12/31/95.................................     1.030925        1.158151             --
  01/01/96 to 12/31/96..................................     1.158151        1.305874             --
  01/01/97 to 12/31/97..................................     1.305874        1.430333             --
  01/01/98 to 12/31/98..................................     1.430333        1.439188          2,999
  01/01/99 to 12/31/99..................................     1.439188        1.439668         10,480
  01/01/00 to 12/31/00..................................     1.439668        1.522166         16,507
  01/01/01 to 12/31/01..................................     1.522166        1.603273         20,870
  01/01/02 to 12/31/02..................................     1.603273        1.732982         19,757
  01/01/03 to 12/31/03..................................     1.732982        1.924585         19,494
  01/01/04 to 12/31/04..................................     1.924585        2.023251         17,883
  01/01/05 to 12/31/05..................................     2.023251        2.051726         16,382
BlackRock Diversified Sub-Account
  05/01/04* to 12/31/04.................................    35.331647       38.120554              7
  01/01/05 to 12/31/05..................................    38.120554       38.651758              8
MFS Total Return Sub-Account(1)
  (formerly Balanced Sub-Account)
  04/19/95* to 12/31/95.................................     1.073395        1.226569             --
  01/01/96 to 12/31/96..................................     1.226569        1.413947             --
  01/01/97 to 12/31/97..................................     1.413947        1.619885             --
  01/01/98 to 12/31/98..................................     1.619885        1.742881          4,075
  01/01/99 to 12/31/99..................................     1.742881        1.631646         21,661
  01/01/00 to 12/31/00..................................     1.631646        1.578230         27,155
  01/01/01 to 12/31/01..................................     1.578230        1.486939         30,533
  01/01/02 to 12/31/02..................................     1.486939        1.267704         25,819
  01/01/03 to 12/31/03..................................     1.267704        1.497025         22,345
  01/01/04 to 04/30/04..................................     1.497025        1.484675         22,170
MFS Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04.................................    37.796838       41.125167            830
  01/01/05 to 12/31/05..................................    41.125167       41.752266            756


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95.................................     1.200515        1.436949             --
  01/01/96 to 12/31/96..................................     1.436949        1.666295             --
  01/01/97 to 12/31/97..................................     1.666295        1.927771             --
  01/01/98 to 12/31/98..................................     1.927771        1.797180          1,480
  01/01/99 to 12/31/99..................................     1.797180        1.778414          6,534
  01/01/00 to 12/31/00..................................     1.778414        2.112113         12,974
  01/01/01 to 12/31/01..................................     2.112113        2.661135         27,260
  01/01/02 to 12/31/02..................................     2.661135        2.392241         28,648
  01/01/03 to 12/31/03..................................     2.392241        3.129369         27,596
  01/01/04 to 12/31/04..................................     3.129369        3.392259         25,281
  01/01/05 to 12/31/05..................................     3.392259        3.679117         22,038
BlackRock Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.000000        0.792409            201
  01/01/03 to 12/31/03..................................     0.792409        1.058093            743
  01/01/04 to 12/31/04..................................     1.058093        1.182333          1,200
  01/01/05 to 12/31/05..................................     1.182333        1.232291          1,125
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95.................................     1.071349        1.322415             --
  01/01/96 to 12/31/96..................................     1.322415        1.640833             --
  01/01/97 to 12/31/97..................................     1.640833        2.160040             --
  01/01/98 to 12/31/98..................................     2.160040        2.437055          4,389
  01/01/99 to 12/31/99..................................     2.437055        2.824171         33,707
  01/01/00 to 12/31/00..................................     2.824171        3.049260         62,769
  01/01/01 to 12/31/01..................................     3.049260        2.671524         69,236
  01/01/02 to 12/31/02..................................     2.671524        2.203059         59,451
  01/01/03 to 12/31/03..................................     2.203059        2.843065         52,463
  01/01/04 to 12/31/04..................................     2.843065        3.150202         47,447
  01/01/05 to 12/31/05..................................     3.150202        3.426424         41,613
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95.................................     1.191883        1.483784             --
  01/01/96 to 12/31/96..................................     1.483784        1.727747             --
  01/01/97 to 12/31/97..................................     1.727747        2.274012             --
  01/01/98 to 12/31/98..................................     2.274012        2.790691          4,235
  01/01/99 to 12/31/99..................................     2.790691        3.009259         27,575
  01/01/00 to 12/31/00..................................     3.009259        2.814682         36,472
  01/01/01 to 12/31/01..................................     2.814682        2.388804         33,975
  01/01/02 to 12/31/02..................................     2.388804        1.897133         25,944
  01/01/03 to 12/31/03..................................     1.897133        2.374350         21,952
  01/01/04 to 12/31/04..................................     2.374350        2.662638         18,571
  01/01/05 to 12/31/05..................................     2.662638        2.906550         15,837
Harris Oakmark Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.184038        0.971158            971
  01/01/03 to 12/31/03..................................     0.971158        1.200332          2,710
  01/01/04 to 12/31/04..................................     1.200332        1.317239          3,366
  01/01/05 to 12/31/05..................................     1.317239        1.278940          3,249


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Neuberger Berman Mid Cap Value Sub-Account
  05/01/01* to 12/31/01.................................     1.540633        1.500755            880
  01/01/02 to 12/31/02..................................     1.500755        1.333183          1,921
  01/01/03 to 12/31/03..................................     1.333183        1.790083          2,791
  01/01/04 to 12/31/04..................................     1.790083        2.165131          3,999
  01/01/05 to 12/31/05..................................     2.165131        2.389785          4,649
Oppenheimer Capital Appreciation Sub-Account
  05/01/05 to 12/31/05..................................     7.947721        8.629752              9
BlackRock Strategic Value Sub-Account
  01/22/01* to 12/31/01.................................     1.233728        1.399874         16,044
  01/01/02 to 12/31/02..................................     1.399874        1.086108         21,052
  01/01/03 to 12/31/03..................................     1.086108        1.608012         21,923
  01/01/04 to 12/31/04..................................     1.608012        1.828885         21,043
  01/01/05 to 12/31/05..................................     1.828885        1.878440         17,739
BlackRock Investment Trust Sub-Account
  05/01/01* to 12/31/01.................................     7.438037        6.523987            194
  01/01/02 to 12/31/02..................................     6.523987        4.742371            293
  01/01/03 to 12/31/03..................................     4.742371        6.075046            292
  01/01/04 to 12/31/04..................................     6.075046        6.625220            265
  01/01/05 to 12/31/05..................................     6.625220        6.750063            220
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     3.886024        3.507534          2,487
  01/01/02 to 12/31/02..................................     3.507534        2.679940          3,307
  01/01/03 to 12/31/03..................................     2.679940        3.379282          3,488
  01/01/04 to 12/31/04..................................     3.379282        3.674694          3,499
  01/01/05 to 12/31/05..................................     3.674694        3.782314          2,915
Legg Mason Value Equity Sub-Account
  (formerly MFS Investors Trust Sub-Account and, before
  that, MFS Research Managers Sub-Account)(2)
  07/01/99* to 12/31/99.................................     1.058483        1.186801          3,133
  01/01/00 to 12/31/00..................................     1.186801        1.127801         27,930
  01/01/01 to 12/31/01..................................     1.127801        0.879018         25,931
  01/01/02 to 12/31/02..................................     0.879018        0.657745         20,614
  01/01/03 to 12/31/03..................................     0.657745        0.804929         17,364
  01/01/04 to 04/30/04..................................     0.804929        0.820243         16,639
Legg Mason Value Equity Sub-Account
  (formerly MFS Investors Trust Sub-Account)(9)
  07/01/99* to 12/31/99.................................     1.025560        1.018894          3,629
  01/01/00 to 12/31/00..................................     1.018894        1.003305         11,237
  01/01/01 to 12/31/01..................................     1.003305        0.831666         14,716
  01/01/02 to 12/31/02..................................     0.831666        0.654341         12,644
  01/01/03 to 12/31/03..................................     0.654341        0.786220         11,517
  01/01/04 to 12/31/04..................................     0.786220        0.863409         25,236
  01/01/05 to 12/31/05..................................     0.863409        0.913333         21,232


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01.................................     2.594089        1.548625          4,996
  01/01/02 to 12/31/02..................................     1.548625        1.081569          4,088
  01/01/03 to 12/31/03..................................     1.081569        1.432110          3,213
  01/01/04 to 12/31/04..................................     1.432110        1.649774          3,281
  01/01/05 to 12/31/05..................................     1.649774        1.735305          2,809
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02.................................     1.000000        0.810364             58
  01/01/03 to 12/31/03..................................     0.810364        1.135435            779
  01/01/04 to 04/30/04..................................     1.135435        1.125155            955
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     1.048504        1.029834          2,498
  01/01/02 to 12/31/02..................................     1.029834        0.862080          3,847
  01/01/03 to 12/31/03..................................     0.862080        1.143806          3,963
  01/01/04 to 12/31/04..................................     1.143806        1.305167          3,906
  01/01/05 to 12/31/05..................................     1.305167        1.441790          3,514
FI International Stock Sub-Account(5)
  (formerly Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95.................................     1.216847        1.261652             --
  01/01/96 to 12/31/96..................................     1.261652        1.327000             --
  01/01/97 to 12/31/97..................................     1.327000        1.291549             --
  01/01/98 to 12/31/98..................................     1.291549        1.366233          1,839
  01/01/99 to 12/31/99..................................     1.366233        1.678854         11,985
  01/01/00 to 12/31/00..................................     1.678854        1.486746         33,579
  01/01/01 to 12/31/01..................................     1.486746        1.164077         35,940
  01/01/02 to 12/31/02..................................     1.164077        0.947057         31,640
  01/01/03 to 12/31/03..................................     0.947057        1.195786         27,079
  01/01/04 to 12/31/04..................................     1.195786        1.393648         23,524
  01/01/05 to 12/31/05..................................     1.393648        1.621749         19,825
Morgan Stanley EAFE Index Sub-Account
  01/22/01* to 12/31/01.................................     1.101046        0.851563          2,862
  01/01/02 to 12/31/02..................................     0.851563        0.698977          3,813
  01/01/03 to 12/31/03..................................     0.698977        0.945675          4,248
  01/01/04 to 12/31/04..................................     0.945675        1.112204          5,083
  01/01/05 to 12/31/05..................................     1.112204        1.238623          5,075


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/95* to 12/31/95.................................     1.091176        1.401562             --
  01/01/96 to 12/31/96..................................     1.401562        1.563978             --
  01/01/97 to 12/31/97..................................     1.563978        1.937505             --
  01/01/98 to 12/31/98..................................     1.937505        2.823513          4,586
  01/01/99 to 12/31/99..................................     2.823513        3.734589         35,476
  01/01/00 to 12/31/00..................................     3.734589        3.178881         64,981
  01/01/01 to 12/31/01..................................     3.178881        2.757580         64,873
  01/01/02 to 12/31/02..................................     2.757580        1.817138         52,142
  01/01/03 to 12/31/03..................................     1.817138        2.421756         44,305
  01/01/04 to 12/31/04..................................     2.421756        2.598485         37,765
  01/01/05 to 12/31/05..................................     2.598485        2.741932         30,881
Jennison Growth Sub-Account(8)
  (formerly Met/Putnam Voyager Sub-Account)
  05/01/00* to 12/31/00.................................     1.000000        0.723242         14,013
  01/01/01 to 12/31/01..................................     0.723242        0.493305         24,115
  01/01/02 to 12/31/02..................................     0.493305        0.345800         20,078
  01/01/03 to 12/31/03..................................     0.345800        0.429335         16,954
  01/01/04 to 12/31/04..................................     0.429335        0.444439         14,855
  01/01/05 to 04/30/05..................................     0.444439        0.409004         13,940
Jennison Growth Sub-Account
  05/01/05 to 12/31/05..................................     0.410164        0.493718         11,862
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.116697        1.210073            279
  01/01/05 to 12/31/05..................................     1.210073        1.268802          1,030
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95.................................     1.009980        1.218215             --
  01/01/96 to 12/31/96..................................     1.218215        1.569712             --
  01/01/97 to 12/31/97..................................     1.569712        1.932590             --
  01/01/98 to 12/31/98..................................     1.932590        1.873409          2,233
  01/01/99 to 12/31/99..................................     1.873409        2.433952         11,469
  01/01/00 to 12/31/00..................................     2.433952        2.526234         33,563
  01/01/01 to 12/31/01..................................     2.526234        2.271012         32,465
  01/01/02 to 12/31/02..................................     2.271012        1.756676         26,586
  01/01/03 to 12/31/03..................................     1.756676        2.363985         23,367
  01/01/04 to 12/31/04..................................     2.363985        2.713014         20,795
  01/01/05 to 12/31/05..................................     2.713014        2.860717         17,787
Russell 2000 Index Sub-Account
  01/22/01* to 12/31/01.................................     1.201374        1.184491          3,277
  01/01/02 to 12/31/02..................................     1.184491        0.927196          3,913
  01/01/03 to 12/31/03..................................     0.927196        1.332270          4,506
  01/01/04 to 12/31/04..................................     1.332270        1.542319          4,835
  01/01/05 to 12/31/05..................................     1.542319        1.586342          4,497
BlackRock Aggressive Growth Sub-Account
  05/01/04* to 12/31/04.................................    33.567147       37.215656              1
  01/01/05 to 12/31/05..................................    37.215656       40.528355              3


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     1.000000        0.879708          2,544
  01/01/02 to 12/31/02..................................     0.879708        0.624213          3,560
  01/01/03 to 12/31/03..................................     0.624213        0.890094          4,407
  01/01/04 to 12/31/04..................................     0.890094        0.975527          3,986
  01/01/05 to 12/31/05..................................     0.975527        1.004244          3,426
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.238152        1.320013             42
  01/01/05 to 12/31/05..................................     1.320013        1.441195            190
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01.................................     1.001001        1.053729          7,734
  01/01/02 to 12/31/02..................................     1.053729        1.135740         24,068
  01/01/03 to 12/31/03..................................     1.135740        1.168176         26,470
  01/01/04 to 12/31/04..................................     1.168176        1.209265         24,664
  01/01/05 to 12/31/05..................................     1.209265        1.219302         23,591
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01.................................     1.385968        1.370827          1,573
  01/01/02 to 12/31/02..................................     1.370827        1.344019          3,429
  01/01/03 to 12/31/03..................................     1.344019        1.579255          6,199
  01/01/04 to 12/31/04..................................     1.579255        1.684418          6,610
  01/01/05 to 12/31/05..................................     1.684418        1.685870          6,106
Neuberger Berman Real Estate Sub-Account
  05/01/04* to 12/31/04.................................     9.998849       12.833645            157
  01/01/05 to 12/31/05..................................    12.833645       14.337160            303
Lazard Mid-Cap Sub-Account(6)
  (formerly Met/AIM Mid Cap Core Equity Sub-Account)
  05/01/02* to 12/31/02.................................     1.139697        0.966588            236
  01/01/03 to 12/31/03..................................     0.966588        1.202639            924
  01/01/04 to 12/31/04..................................     1.202639        1.356668          1,247
  01/01/05 to 12/31/05..................................     1.356668        1.445673          1,127
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02.................................     1.059613        0.883774             28
  01/01/03 to 12/31/03..................................     0.883774        1.177828          1,735
  01/01/04 to 12/31/04..................................     1.177828        1.401690          3,988
  01/01/05 to 12/31/05..................................     1.401690        1.579557          5,834
MFS Research International Sub-Account
  05/01/01* to 12/31/01.................................     0.972176        0.847826            634
  01/01/02 to 12/31/02..................................     0.847826        0.737353          1,416
  01/01/03 to 12/31/03..................................     0.737353        0.960139          2,008
  01/01/04 to 12/31/04..................................     0.960139        1.131941          2,711
  01/01/05 to 12/31/05..................................     1.131941        1.299562          2,955


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Janus Aggressive Growth Sub-Account(10)
  (formerly Janus Growth Sub-Account)
  05/01/01* to 12/31/01.................................     1.000000        0.774690          1,526
  01/01/02 to 12/31/02..................................     0.774690        0.528474          2,459
  01/01/03 to 12/31/03..................................     0.528474        0.676949          2,772
  01/01/04 to 12/31/04..................................     0.676949        0.723856          2,154
  01/01/05 to 12/31/05..................................     0.723856        0.810729          1,969
Oppenheimer Global Equity Sub-Account
  05/01/04* to 12/31/04.................................    12.752804       14.710742             10
  01/01/05 to 12/31/05..................................    14.710742       16.824885             32
T. Rowe Price Mid-Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     0.981054        0.823736          1,984
  01/01/02 to 12/31/02..................................     0.823736        0.454589          3,441
  01/01/03 to 12/31/03..................................     0.454589        0.612518          5,480
  01/01/04 to 12/31/04..................................     0.612518        0.711632          6,950
  01/01/05 to 12/31/05..................................     0.711632        0.804413          7,340
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02.................................     1.122185        0.847295            338
  01/01/03 to 12/31/03..................................     0.847295        1.160250            589
  01/01/04 to 12/31/04..................................     1.160250        1.217670            632
  01/01/05 to 12/31/05..................................     1.217670        1.300044            474
RCM Global Technology Sub-Account
  05/01/01* to 12/31/01.................................     0.822515        0.609384          2,482
  01/01/02 to 12/31/02..................................     0.609384        0.296057          2,096
  01/01/03 to 12/31/03..................................     0.296057        0.460016          4,496
  01/01/04 to 12/31/04..................................     0.460016        0.434043          3,604
  01/01/05 to 12/31/05..................................     0.434043        0.475175          2,783
American Funds Growth-Income Sub-Account
  05/01/01* to 12/31/01.................................     8.470922        8.166745          1,354
  01/01/02 to 12/31/02..................................     8.166745        6.559432          2,467
  01/01/03 to 12/31/03..................................     6.559432        8.544391          3,314
  01/01/04 to 12/31/04..................................     8.544391        9.276103          3,723
  01/01/05 to 12/31/05..................................     9.276103        9.656906          3,563
American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01.................................     1.476716        1.342550            948
  01/01/02 to 12/31/02..................................     1.342550        1.068961          2,108
  01/01/03 to 12/31/03..................................     1.068961        1.614333          2,973
  01/01/04 to 12/31/04..................................     1.614333        1.919416          3,555
  01/01/05 to 12/31/05..................................     1.919416        2.366770          4,389
American Funds Growth Sub-Account
  05/01/01* to 12/31/01.................................    12.927305       10.979737            948
  01/01/02 to 12/31/02..................................    10.979737        8.158775          1,815
  01/01/03 to 12/31/03..................................     8.158775       10.979316          2,857
  01/01/04 to 12/31/04..................................    10.979316       12.148754          3,327
  01/01/05 to 12/31/05..................................    12.148754       13.885527          3,330
MetLife Conservative Allocation Sub-Account
  05/01/05 to 12/31/05..................................     9.998849       10.299739             16


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/05 to 12/31/05..................................     9.998849       10.517665             34
MetLife Moderate Allocation Sub-Account
  05/01/05 to 12/31/05..................................     9.998849       10.748464             81
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/05 to 12/31/05..................................     9.998849       10.974321             81
MetLife Aggressive Sub-Account
  05/01/05 to 12/31/05..................................     9.998849       11.150576              3


------------
  *  Date on which the Sub-Account first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.


 (2) Previously, MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio. On or about April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution.


 (6) Effective December 19, 2005, Met/AIM Mid Cap Core Equity Portfolio changed its name to Lazard Mid-Cap Portfolio and Lazard Asset Investment LLC replaced AIM Capital Management, Inc. as Adviser (Sub-Adviser).



 (7) Effective May 1, 2006, Salomon Brothers U.S. Government Portfolio changed its name to Western Asset Management U.S. Government Portfolio, and Salomon Brothers Strategic Bond Opportunities Portfolio changed its name to Western Asset Management Strategic Bond Opportunities Portfolio. On May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management as Subadviser.


 (8) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.


 (9) On or about April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio.



(10) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the accumulation unit value history of the Janus Growth Sub-Account through the date of the merger.

                                   APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

    Toll-free telephone service:    --  A recording of daily unit values is available by calling
                                        1-800-333-2501.

                                    --  Fund transfers and changes of future purchase payment
                                        allocations can be made by calling 1-800-435-4117.

    Written Communications:         --  All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders,
                                        maturities and any other processing matters relating to your
                                        Contract should be directed to:

                                          New England Life Insurance Company
                                          c/o Annuity Administrative Office
                                          P.O. Box 14594
                                          Des Moines, IA 50306-3594
                                          Fax: (515) 457-4301

                                   APPENDIX B

                        CONTINGENT DEFERRED SALES CHARGE

     The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

     As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                   CONTRACTS USED WITH TAX
JURISDICTION                                      QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                                      --------------------------   -------------------
California                                                   0.50%*                   2.35%
Maine                                                          --                     2.00%
Nevada                                                         --                     3.50%
South Dakota                                                   --                     1.25%
West Virginia                                                1.00%                    1.00%
Wyoming                                                        --                     1.00%

------------

* Contracts sold to Sec.408(a) IRA Trusts are taxed at 2.35%.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                              EXCHANGED CONTRACTS

     You may exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

     The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

     If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

     If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

 CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH
                              ACCUMULATOR CONTRACT

                                                        ASSET-BASED
                                                        (MORTALITY &
                                                        EXPENSE AND
                                                        ADMIN. ASSET   ADMINISTRATION
                                 CDSC                     CHARGE)      CONTRACT CHARGE          OTHER
                 ------------------------------------  --------------  ---------------  ---------------------
American Growth  7% of purchase payments; declining        1.40%       $30 (or 2% of    premium tax charge on
  Series (AGS)   to 0% after 7 years                     (1.65% for    total Contract   purchase payments in
                                                        certain Sub-   Value if less)   South Dakota is paid
                                                         accounts)     -- waiver may    by us and recovered
                                                                         apply          later

Fund I           --none on exchange                         .95%       3% of first $46  premium tax charge
                 --subsequent purchase payments                        2% of excess     taken from purchase
                   will have AGS's CDSC                                (amounts will    payments in South
                                                                       be lower for     Dakota
                                                                       single purchase  --Sales
                                                                       payment          Charge--maximum 6%
                                                                       contracts)

Preference       --none on exchange                        1.25%       $30              premium tax charge
                 --subsequent purchase payments        (mortality and  --no waiver      taken from purchase
                   will have AGS's CDSC                expense only;                    payments in South
                                                             no                         Dakota
                                                       Administration
                                                       Asset Charge)

Zenith           --none on exchange                        1.35%       $30              premium tax charge
  Accumulator    --will apply on subsequent              (1.60% for                     taken from purchase
                   withdrawal from AGS using the        certain Sub-                    payments in South
                   time table for Zenith                 accounts)                      Dakota
                   Accumulator
                 --10 year, 6.5% (of Contract
                   Value) declining CDSC if you
                   have a Zenith Accumulator
                   Contract
                 --subsequent purchase payments
                   will have AGS's CDSC

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                         FOR THE AMERICAN GROWTH SERIES


                                                                 PAGE
                                                                ------
THE COMPANY AND THE VARIABLE ACCOUNT........................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................      II-3
INVESTMENT ADVICE...........................................      II-3
DISTRIBUTION OF THE CONTRACTS...............................      II-5
CALCULATION OF PERFORMANCE DATA.............................      II-6
CALCULATION OF YIELDS.......................................      II-6
NET INVESTMENT FACTOR.......................................      II-8
ANNUITY PAYMENTS............................................      II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........     II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........     II-10
THE FIXED ACCOUNT...........................................     II-11
TAX STATUS OF THE CONTRACTS.................................     II-11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     II-12
LEGAL MATTERS...............................................     II-12
FINANCIAL STATEMENTS........................................         1


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:
                                   Name
      -------------------------             --------------------------------------
           Contract Number

                                   Address  --------------------------------------
      -------------------------
              Signature
                                            --------------------------------------
                                            Zip

                             AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117


                          SUPPLEMENT DATED MAY 1, 2006
        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).



     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2006, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-777-5897 or visiting our website at www.nef.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.


OWNERSHIP:



     A purchaser may be an individual, employer, trust, corporation, partnership, custodian or any entity specified in an eligible employee benefit plan. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs") certain plans pursuant to 403(b) of the Code ("TSAs") and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.



     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.


                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........         None
          Contingent Deferred Sales Charge (as a percentage
           of each purchase payment)........................          7%
                                                                   declining
                                                                  annually --
                                                                 see Note (1)
          Transfer Fee(2)...................................          $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

    NUMBER OF COMPLETE YEARS
FROM RECEIPT OF PURCHASE PAYMENT                    CHARGE
--------------------------------                    ------
                0                                     7%
                1                                     6%
                2                                     5%
                3                                     4%
                4                                     3%
                5                                     2%
                6                                     1%
                7 and thereafter                      0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.



ANNUAL CONTRACT FEE
          Administration Contract Charge(1).................   $30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the
  sub-accounts)



                                                                   AMERICAN FUNDS BOND SUB-ACCOUNT
                                                           -----------------------------------------------
                                                                AMERICAN FUNDS GROWTH
                                                             SUB-ACCOUNT, AMERICAN FUNDS
                                                            GROWTH-INCOME SUB-ACCOUNT AND
                                                                AMERICAN FUNDS GLOBAL          ALL OTHER
                                                           SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                           --------------------------------   ------------
          Mortality and Expense Risk Charge..............               1.55%                    1.30%
          Administration Asset Charge....................               0.10%                     .10%
                                                                        -----                    -----
                    Total Variable Account Annual
                      Expenses...........................               1.65%                    1.40%



NOTES:



(1)  The Administration Contract Charge is not imposed after annuitization.



     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.



RANGE OF ELIGIBLE FUND OPERATING EXPENSES


(AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .42%     8.27%



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable contractual waiver or
reimbursement arrangement)..................................    .41%     1.44%


NOTE:


(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2007, as described in more detail below.



     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2005, before and after any applicable contractual expense subsidy or expense deferral arrangement:



ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)



                                                                             GROSS     CONTRACTUAL    NET TOTAL
                                                     12B-1                   TOTAL       EXPENSE     CONTRACTUAL
                                     MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                        FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                     ----------   ------------   --------   --------   -----------   -----------

METROPOLITAN SERIES FUND, INC.
  METROPOLITAN FUND"(4)
BlackRock Money Market
  Portfolio(5).....................     .35%            0%         .07%       .42%         .01%          .41%
Western Asset Management U.S.
  Government Portfolio.............     .54%            0%         .07%       .61%           0%          .61%
BlackRock Bond Income
  Portfolio(5).....................     .40%            0%         .07%       .47%           0%          .47%
Lehman Brothers(R) Aggregate Bond
  Index Portfolio(5)...............     .25%          .25%         .06%       .56%         .01%          .55%
Western Asset Management Strategic
  Bond Opportunities Portfolio.....     .65%            0%         .10%       .75%           0%          .75%

                                                                             GROSS     CONTRACTUAL    NET TOTAL
                                                     12B-1                   TOTAL       EXPENSE     CONTRACTUAL
                                     MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                        FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                     ----------   ------------   --------   --------   -----------   -----------
BlackRock Diversified Portfolio....     .44%          .25%         .06%       .75%           0%          .75%
MFS(R) Total Return Portfolio(6)...     .57%          .15%         .16%       .88%           0%          .88%
Harris Oakmark Focused Value
  Portfolio........................     .73%            0%         .04%       .77%           0%          .77%
BlackRock Large Cap Value
  Portfolio(5)(8)..................     .70%          .15%         .15%      1.00%           0%         1.00%
Davis Venture Value Portfolio......     .72%            0%         .04%       .76%           0%          .76%
FI Value Leaders Portfolio.........     .66%            0%         .07%       .73%           0%          .73%
Harris Oakmark Large Cap Value
  Portfolio........................     .72%          .15%         .06%       .93%           0%          .93%
Neuberger Berman Mid Cap Value
  Portfolio........................     .67%          .25%         .09%      1.01%           0%         1.01%
Oppenheimer Global Equity
  Portfolio........................     .60%          .25%         .33%      1.18%           0%         1.18%
BlackRock Strategic Value
  Portfolio........................     .83%            0%         .06%       .89%           0%          .89%
BlackRock Investment Trust
  Portfolio........................     .49%          .25%         .06%       .80%           0%          .80%
MetLife Stock Index Portfolio(5)...     .25%          .25%         .04%       .54%         .01%          .53%
FI Mid Cap Opportunities
  Portfolio........................     .68%          .25%         .07%      1.00%           0%         1.00%
MetLife Mid Cap Stock Index
  Portfolio(5).....................     .25%          .25%         .09%       .59%         .01%          .58%
FI International Stock Portfolio...     .86%            0%         .20%      1.06%           0%         1.06%
Morgan Stanley EAFE(R) Index
  Portfolio(5).....................     .30%          .25%         .22%       .77%         .01%          .76%
BlackRock Legacy Large Cap Growth
  Portfolio........................     .73%            0%         .07%       .80%           0%          .80%
FI Large Cap Portfolio(5)(6).......     .80%          .25%         .06%      1.11%           0%         1.11%
Jennison Growth Portfolio..........     .64%            0%         .05%       .69%           0%          .69%
T. Rowe Price Large Cap Growth
  Portfolio(5).....................     .60%          .25%         .12%       .97%           0%          .97%
Loomis Sayles Small Cap
  Portfolio(5).....................     .90%            0%         .08%       .98%         .05%          .93%
Russell 2000(R) Index
  Portfolio(5).....................     .25%          .25%         .11%       .61%         .01%          .60%
BlackRock Aggressive Growth
  Portfolio........................     .73%          .25%         .06%      1.04%           0%         1.04%
Franklin Templeton Small Cap Growth
  Portfolio(5)(8)..................     .90%          .25%         .23%      1.38%           0%         1.38%
T. Rowe Price Small Cap Growth
  Portfolio........................     .51%          .25%         .09%       .85%           0%          .85%
MET INVESTORS SERIES TRUST(4)
PIMCO Total Return Portfolio(8)....     .50%          .25%         .07%       .82%           0%          .82%
Lord Abbett Bond Debenture
  Portfolio........................     .51%          .25%         .05%       .81%           0%          .81%
PIMCO Inflation Protected Bond
  Portfolio(7).....................     .50%          .25%         .05%       .80%           0%          .80%
Neuberger Berman Real Estate
  Portfolio(7).....................     .67%          .25%         .03%       .95%           0%          .95%
Legg Mason Value Equity
  Portfolio(7)(9)..................     .70%            0%        7.57%      8.27%        7.47%          .80%
Lazard Mid-Cap Portfolio(7)........     .70%          .25%         .09%      1.04%           0%         1.04%
Harris Oakmark International
  Portfolio(7).....................     .82%          .15%         .13%      1.10%           0%         1.10%
MFS(R) Research International
  Portfolio(7)(8)..................     .74%          .25%         .23%      1.22%           0%         1.22%
Janus Aggressive Growth
  Portfolio(7).....................     .67%          .25%         .05%       .97%           0%          .97%
Oppenheimer Capital Appreciation
  Portfolio(7)(8)..................     .59%          .25%         .10%       .94%           0%          .94%
T. Rowe Price Mid-Cap Growth
  Portfolio(7).....................     .75%          .25%         .07%      1.07%           0%         1.07%
Met/AIM Small Cap Growth
  Portfolio(7)(8)..................     .90%          .25%         .11%      1.26%           0%         1.26%
RCM Global Technology
  Portfolio(7)(8)..................     .92%          .25%         .27%      1.44%           0%         1.44%
AMERICAN FUNDS INSURANCE SERIES(4)
American Funds Bond Portfolio......     .43%          .25%         .01%       .69%           0%          .69%
American Funds Growth-Income
  Fund.............................     .28%          .25%         .01%       .54%           0%          .54%

                                                                             GROSS     CONTRACTUAL    NET TOTAL
                                                     12B-1                   TOTAL       EXPENSE     CONTRACTUAL
                                     MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                        FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                     ----------   ------------   --------   --------   -----------   -----------
American Funds Global Small
  Capitalization Fund..............     .74%          .25%         .05%      1.04%           0%         1.04%
American Funds Growth Fund.........     .33%          .25%         .02%       .60%           0%          .60%



                                                                                                                     NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                     PORTFOLIO
                                                                                                                     EXPENSES
                                                                                                                     INCLUDING
                                                                              GROSS     CONTRACTUAL    NET TOTAL     ESTIMATED
                                                      12B-1                   TOTAL       EXPENSE     CONTRACTUAL   EXPENSES OF
                                      MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL      UNDERLYING
                                         FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)   PORTFOLIOS
                                      ----------   ------------   --------   --------   -----------   -----------   -----------
METROPOLITAN FUND-ASSET ALLOCATION
  PORTFOLIOS(4)
MetLife Conservative Allocation
  Portfolio Class B(5)(10)..........     .10%          .25%         .95%      1.30%          .95%         .35%          .98%
MetLife Conservative to Moderate
  Allocation Portfolio Class
  B(5)(10)..........................     .10%          .25%         .31%       .66%          .31%         .35%         1.00%
MetLife Moderate Allocation
  Portfolio Class B(5)(10)..........     .10%          .25%         .19%       .54%          .19%         .35%         1.04%
MetLife Moderate to Aggressive
  Portfolio Class B(5)(10)..........     .10%          .25%         .24%       .59%          .24%         .35%         1.06%
MetLife Aggressive Allocation
  Portfolio Class B(5)(10)..........     .10%          .25%        1.66%      2.01%         1.66%         .35%         1.07%
METLIFE INVESTORS SERIES
  TRUST -- ETF PORTFOLIOS(4)
Cyclical Growth and Income Portfolio
  EFT(7)(11)........................     .45%          .25%        3.03%      3.73%         2.93%         .80%         1.13%
Cyclical Growth EFT
  Portfolio(7)(11)..................     .45%          .25%        1.89%      2.59%         1.79%         .80%         1.18%


NOTES:


(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.


(2) The Metropolitan Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.


(3) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage or voluntary waiver.


(4) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), is the investment manager for the Portfolios of the Metropolitan Fund including the Metropolitan Fund -- Asset Allocation Portfolios. Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.


(5) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these Portfolios will not exceed, at any time prior to April 30, 2007, the following percentages: 1.20% for the FI Large Cap Value Portfolio; .35% for the MetLife Conservative Allocation Portfolio; .35% for the MetLife Conservative to Moderate Allocation Portfolio; .35% for the MetLife Moderate Allocation Portfolio; .35% for the MetLife Moderate to Aggressive Allocation Portfolio; and .35% for the MetLife Aggressive Allocation Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Franklin Templeton Small Cap Growth Portfolio, BlackRock Large Cap Value Portfolio and the Asset Allocation Portfolios if, in the future, actual expenses of these portfolios are less than these expense limits. MetLife

     Advisers has contractually agreed, until at least April 30, 2007, to reduce the Management Fee by the following percentages: .05% on all assets for the Loomis Sayles Small Cap Portfolio; .006% on all assets for the Lehman Brothers Aggregate Bond Index Portfolio; .007% on all assets for the MetLife Stock Index Portfolio; .007% on all assets for the MetLife Mid Cap Stock Index Portfolio; .007% on all assets for the Russell 2000 Index Portfolio; .007% on all assets for the Morgan Stanley EAFE Index Portfolio; .025% on assets in excess of $1 billion and less than $2 billion for the BlackRock Bond Income Portfolio; .005% on the first $500 million of assets and .015% on the next $500 million of assets for the BlackRock Money Market Portfolio; and .015% on the first $50 million of assets for the T. Rowe Price Large Cap Growth Portfolio.



(6) The FI Large Cap Portfolio's annual expenses have been restated to reflect the reorganization of another portfolio into this portfolio which occurred as of the close of business on April 28, 2006. The FI Large Cap Portfolio's expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006. Management fees shown in the table for the MFS Total Return Portfolio have been restated to reflect a new fee schedule that came into effect May 1, 2006.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: .80% for the Cyclical Growth and Income ETF Portfolio, .80% for the Cyclical Growth ETF Portfolio, 1.15% for the Neuberger Berman Real Estate Portfolio; .80% for the Legg Mason Value Equity Portfolio; 1.05% for the Lazard Mid-Cap Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.15% for the T. Rowe Price Mid-Cap Growth Portfolio; .90% for the PIMCO Inflation Protected Bond Portfolio; 1.35% for the RCM Global Technology Portfolio; 1.25% for the MFS Research International Portfolio; 1.00% for the Oppenheimer Capital Appreciation Portfolio; 1.25% for the Harris Oakmark International Portfolio and 1.15% for the Janus Aggressive Growth Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of these Portfolios are less than these expense limits. Due to certain brokerage commission recaptures not shown in the table, actual Net Total Annual Expenses for the RCM Global Technology Portfolio were 1.35% for the year ended December 31, 2005. Management fees shown in the table for the Lazard Mid-Cap Portfolio have been restated to reflect a new fee schedule that came into effect December 19, 2005.



(8) Certain amounts were recouped by the investment manager during 2005. These amounts are reflected in Other Expenses and per Portfolio are: .02% for the BlackRock Large Cap Value Portfolio; .03% for the Franklin Templeton Small Cap Growth Portfolio; .05% for the Oppenheimer Capital Appreciation Portfolio; .05% for the MFS Research International Portfolio; .04% for the Met/AIM Small Cap Growth Portfolio; .01% for the PIMCO Total Return Portfolio; and .14% for the RCM Global Technology Portfolio.



(9) Total annual expenses for the Legg Mason Value Equity Portfolio are annualized based on the months the portfolio was in operation in 2005. The Legg Mason Value Equity Portfolio commenced operations on November 1, 2005.



(10) The MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios (the "Asset Allocation Portfolios") are each "funds of funds" that invest substantially all of their respective assets in Class A shares of various other underlying portfolios. Each Asset Allocation Portfolio has its own expenses and bears its pro rata portion of the operating expenses of the underlying portfolios in which the Asset Allocation Portfolio invests, including the management fee. The expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are .63% for the MetLife Conservative Allocation Portfolio, .65% for the MetLife Conservative to Moderate Allocation Portfolio, .69% for the MetLife Moderate Allocation Portfolio, .71% for the MetLife Moderate to Aggressive Allocation Portfolio, and .72% for the MetLife Aggressive Allocation Portfolio. The Total Contractual Annual Expenses of the Asset Allocation Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio, 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Asset Allocation Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.



(11) Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest in its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The expenses of the Underlying ETFs and other investment companies are: 0.33% for Cyclical Growth and Income ETF Portfolio, and 0.38% for the Cyclical Growth ETF Portfolio. The expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment company for the year ended December 31, 2005 (or in the case of Vanguard(R) U.S. Sector Index Funds, for the fiscal year ended August 31, 2005) according to such Underlying ETFs' and other investment companies' allocation targets in place as of December 31, 2005. See the prospectus for the portfolios for a description of the allocation targets for each portfolio. Total annual expenses are annualized based on the months the portfolios were in operation (commencement of operations was October 1, 2005).


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:




                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
(a).................................................  $1,548   $3,107    $4,536     $7,717
(b).................................................  $  844   $1,088    $1,322     $2,208


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):




                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
(a)..................................................   $951    $2,720    $4,325     $7,717
(b)..................................................   $192    $  595    $1,022     $2,208


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:


(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.075% has been used. (See Note (1) to the first table on p. A-3.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. 28).

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     BLACKROCK MONEY MARKET PORTFOLIO


     The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

     During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.


     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO)



     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.



     BLACKROCK BOND INCOME PORTFOLIO


     The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

     LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

     The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.


     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO CLASS B (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO)



     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     BLACKROCK DIVERSIFIED PORTFOLIO


     The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.

     MFS TOTAL RETURN PORTFOLIO

     The MFS Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.


     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO


     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.


     BLACKROCK LARGE CAP VALUE PORTFOLIO


     The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.


     DAVIS VENTURE VALUE PORTFOLIO


     The Davis Venture Value Portfolio's investment objective is growth of capital.


     FI VALUE LEADERS PORTFOLIO


     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.


     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO


     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.


     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO


     The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.

     OPPENHEIMER GLOBAL EQUITY PORTFOLIO


     The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.


     BLACKROCK STRATEGIC VALUE PORTFOLIO


     The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.


     BLACKROCK INVESTMENT TRUST PORTFOLIO


     The BlackRock Investment Trust Portfolio's investment objective is long-term growth of capital and income.

     METLIFE STOCK INDEX PORTFOLIO

     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").


     FI MID CAP OPPORTUNITIES PORTFOLIO


     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.

     METLIFE MID CAP STOCK INDEX PORTFOLIO

     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").


     FI INTERNATIONAL STOCK PORTFOLIO


     The FI International Stock Portfolio's investment objective is long-term growth of capital.

     MORGAN STANLEY EAFE INDEX PORTFOLIO

     The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").


     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO


     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.


     FI LARGE CAP PORTFOLIO



     The FI Large Cap Portfolio's investment objective is long-term growth of capital.



     JENNISON GROWTH PORTFOLIO


     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.

     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.


     LOOMIS SAYLES SMALL CAP PORTFOLIO


     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.


     RUSSELL 2000 INDEX PORTFOLIO



     The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO



     The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.



     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.



     PIMCO INFLATION PROTECTED BOND PORTFOLIO



     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with preservation of capital and prudent investment management.



     NEUBERGER BERMAN REAL ESTATE PORTFOLIO



     The Neuberger Berman Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     LEGG MASON VALUE EQUITY PORTFOLIO (FORMERLY MFS INVESTORS TRUST PORTFOLIO)



     The Legg Mason Value Equity Portfolio's investment objective is long-term growth of capital.



     LAZARD MID-CAP PORTFOLIO (FORMERLY MET/AIM MID CAP CORE EQUITY PORTFOLIO)



     The Lazard Mid-Cap Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     MFS RESEARCH INTERNATIONAL PORTFOLIO



     The MFS Research International Portfolio's investment objective is capital appreciation.



     JANUS AGGRESSIVE GROWTH PORTFOLIO



     The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.



     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

     RCM GLOBAL TECHNOLOGY PORTFOLIO



     The RCM Global Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.



     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     MetLife Moderate Allocation Portfolio's investment objective is to balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.



     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO



     The Cyclical Growth and Income ETF Portfolio's investment objective is growth of capital.



     CYCLICAL GROWTH ETF PORTFOLIO



     The Cyclical Growth ETF Portfolio's investment objective is growth of capital.



INVESTMENT ADVICE


     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Money Market.....................................    BlackRock Advisors, Inc.
Western Asset Management U.S. Government(2)................    Western Asset Management Company(1)
BlackRock Bond Income......................................    BlackRock Advisors, Inc.
Lehman Brothers Aggregate Bond Index.......................    Metropolitan Life Insurance Company
Western Asset Management Strategic Bond Opportunities(2)...    Western Asset Management Company(1)
BlackRock Diversified......................................    BlackRock Advisors, Inc.
MFS Total Return...........................................    Massachusetts Financial Services Company
Harris Oakmark Focused Value...............................    Harris Associates L.P.
BlackRock Large Cap Value..................................    BlackRock Advisors, Inc.
Davis Venture Value........................................    Davis Selected Advisers, L.P.(3)
FI Value Leaders...........................................    Fidelity Management & Research Company
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
Neuberger Berman Mid Cap Value.............................    Neuberger Berman Management Inc.
Oppenheimer Global Equity..................................    OppenheimerFunds, Inc.
BlackRock Strategic Value..................................    BlackRock Advisors, Inc.
BlackRock Investment Trust.................................    BlackRock Advisors, Inc.
MetLife Stock Index........................................    Metropolitan Life Insurance Company
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company
MetLife Mid Cap Stock Index................................    Metropolitan Life Insurance Company
FI International Stock.....................................    Fidelity Management & Research Company
Morgan Stanley EAFE Index..................................    Metropolitan Life Insurance Company
BlackRock Legacy Large Cap Growth..........................    BlackRock Advisors, Inc.
FI Large Cap...............................................    Fidelity Management & Research Company
Jennison Growth(7).........................................    Jennison Associates LLC
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
Loomis Sayles Small Cap....................................    Loomis, Sayles & Company, L.P.
Russell 2000 Index.........................................    Metropolitan Life Insurance Company
BlackRock Aggressive Growth................................    BlackRock Advisors, Inc.
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
MetLife Conservative Allocation(4).........................    N/A(4)
MetLife Conservative to Moderate Allocation(4).............    N/A(4)
MetLife Moderate Allocation(4).............................    N/A(4)
MetLife Moderate to Aggressive Allocation(4)...............    N/A(4)
MetLife Aggressive Allocation(4)...........................    N/A(4)


------------


(1)On May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management Inc. as subadviser.



(2)Effective May 1, 2006, Salomon Brothers U.S. Government Portfolio changed its name to Western Asset Management U.S. Government Portfolio, and Salomon Brothers Strategic Bond Opportunities Portfolio changed its name to Western Asset Management Strategic Bond Opportunities Portfolio.



(3)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.



(4)Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.

     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Series Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.


     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).


PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
PIMCO Total Return.........................................    Pacific Investment Management Company
                                                               LLC
Lord Abbett Bond Debenture.................................    Lord, Abbett & Co. LLC
PIMCO Inflation Protected Bond.............................    Pacific Investment Management Company
                                                               LLC
Legg Mason Value Equity(1).................................    Legg Mason Capital Management, Inc.
Neuberger Berman Real Estate...............................    Neuberger Berman Management Inc.
Lazard Mid-Cap(3)..........................................    Lazard Asset Management LLC(2)
Harris Oakmark International...............................    Harris Associates L.P.
MFS Research International.................................    Massachusetts Financial Services Company
Janus Aggressive Growth....................................    Janus Capital Management LLC
Oppenheimer Capital Appreciation...........................    OppenheimerFunds, Inc.
T. Rowe Price Mid-Cap Growth...............................    T. Rowe Price Associates, Inc.
Met/AIM Small Cap Growth...................................    A I M Capital Management, Inc.
RCM Global Technology......................................    RCM Capital Management LLC
Cyclical Growth and Income ETF.............................    Gallatin Asset Management, Inc.
Cyclical Growth ETF........................................    Gallatin Asset Management, Inc.


------------


(1)On or about April 28, 2006, the MFS Investors Trust Portfolio of the Metropolitan Fund that had been offered as an Eligible Fund through that date merged with and into the Legg Mason Value Equity Portfolio.



(2)Effective December 19, 2005, Lazard Asset Management LLC replaced A I M Capital Management, Inc. as Adviser (subadviser).



(3)Effective December 19, 2005, Met/AIM Mid Cap Core Equity Portfolio changed its name to Lazard Mid-Cap Portfolio.


     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond........................................    N/A
American Funds Growth-Income...............................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A


     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Eligible Funds. The amount of the compensation is not deducted from Eligible Fund assets and does not decrease the Eligible Fund's investment return. The amount of the compensation is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to .50%. Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.



     We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Fund. We may benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)



     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") The payments are deducted from assets of the Eligible Funds and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the Eligible Fund's investment return.



     We select the Eligible Funds offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Eligible Funds based on recommendations made by selling firms. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from owners.



     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")



SHARE CLASSES OF THE ELIGIBLE FUNDS


     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock Money Market, BlackRock Bond Income, Western Asset Management U.S. Government, Western Asset Management Strategic Bond Opportunities, FI Value Leaders, Davis Venture Value, BlackRock Legacy Large Cap Growth, Harris Oakmark Focused Value, Loomis Sayles Small Cap, Jennison Growth, FI International Stock, and BlackRock Strategic Value Portfolios; Class B shares of the FI Large Cap, BlackRock Diversified, T. Rowe Price Large Cap Growth, FI Mid Cap Opportunities, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, BlackRock Aggressive Growth,
         T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, MetLife Stock Index, Neuberger Berman Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index, BlackRock Investment Trust, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, Harris Oakmark Large Cap Value and BlackRock Large Cap Value Portfolios;



     -- For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio which is Class E, and the Legg Mason Equity Portfolio, which is Class A; and


     --  For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


                                 THE CONTRACTS


TRANSFER PRIVILEGE


     Transfers During the Annuity Phase. Currently, you may only make one transfer per contract year. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap subaccounts.


     --MARKET TIMING


     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).



     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Series -- Global Small Capitalization Fund, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS Research International Portfolio, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin-Templeton Small Cap Growth Portfolio, Loomis Sayles Small Cap Portfolio, Morgan Stanley EAFE Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.



     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Eligible Fund to restrict or prohibit further, purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.



     In addition, contract owners and other persons with interests in the contracts should be aware that some Eligible Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds.



     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.



     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.



     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

      -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

      --   Through your Registered Representative

      -- In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

      --   By fax (515) 457-4301.

      --   For transfers or reallocation of future purchase payments, by
Internet at http://www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. Any request for a withdrawal over the telephone or by fax, subject to certain limitations. See "Transfer Privilege -- Market Timing" for additional information on such limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.


AMOUNT OF VARIABLE ANNUITY PAYMENTS


     During the Annuity Period, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative

Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap Sub-Accounts.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate (15% in 2006) applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.


     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          --  made on or after the taxpayer reaches age 59 1/2;

          --  made on or after the death of an Owner;

          --  attributable to the taxpayer's becoming disabled;

          -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

          -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.


     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.


     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2006, $4,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.


     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


     The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2006, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrange and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.



HURRICANE RELIEF



     Distributions: Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).



     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



     Loans: Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT,

THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE

GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares. (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income

Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.

     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example stock options), training allowances, supplemental salary, payments based on percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

     Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash and non-cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.



                               THE FIXED ACCOUNT



     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.


                               LEGAL PROCEEDINGS


     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.



                              FINANCIAL STATEMENTS


     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2005 for each Sub-Account of the New England Variable Annuity Separate Account.



                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
BlackRock Money Market Sub-Account
  04/19/95* to 12/31/95..................................     1.824171        1.877438             --
  01/01/96 to 12/31/96...................................     1.877438        1.946086             --
  01/01/97 to 12/31/97...................................     1.946086        2.021482             --
  01/01/98 to 12/31/98...................................     2.021482        2.098320          3,737
  01/01/99 to 12/31/99...................................     2.098320        2.171899         21,356
  01/01/00 to 12/31/00...................................     2.171899        2.275063         23,796
  01/01/01 to 12/31/01...................................     2.275063        2.331985         34,100
  01/01/02 to 12/31/02...................................     2.331985        2.332168         31,377
  01/01/03 to 12/31/03...................................     2.332168        2.318287         19,901
  01/01/04 to 12/31/04...................................     2.318287        2.308499         13,139
  01/01/05 to 12/31/05...................................     2.308499        2.342362         10,767
Western Asset Management U.S. Government Sub-Account(7)
  (formerly Salomon Brothers U.S. Government Sub-Account)
  04/19/95* to 12/31/95                                       1.046628        1.138448             --
  01/01/96 to 12/31/96...................................     1.138448        1.159699             --
  01/01/97 to 12/31/97...................................     1.159699        1.240432             --
  01/01/98 to 12/31/98...................................     1.240432        1.316242          3,447
  01/01/99 to 12/31/99...................................     1.316242        1.300191         11,140
  01/01/00 to 12/31/00...................................     1.300191        1.416200         16,057
  01/01/01 to 12/31/01...................................     1.416200        1.490415         25,812
  01/01/02 to 12/31/02...................................     1.490415        1.586448         31,938
  01/01/03 to 12/31/03...................................     1.586448        1.590633         24,559
  01/01/04 to 12/31/04...................................     1.590633        1.615611         20,036
  01/01/05 to 12/31/05...................................     1.615611        1.620674         17,322
------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
BlackRock Bond Income Sub-Account
  04/19/95* to 12/31/95..................................     2.684861        3.018347             --
  01/01/96 to 12/31/96...................................     3.018347        3.113250             --
  01/01/97 to 12/31/97...................................     3.113250        3.404265             --
  01/01/98 to 12/31/98...................................     3.404265        3.660529          2,055
  01/01/99 to 12/31/99...................................     3.660529        3.592823         10,828
  01/01/00 to 12/31/00...................................     3.592823        3.831633         14,739
  01/01/01 to 12/31/01...................................     3.831633        4.110820         19,958
  01/01/02 to 12/31/02...................................     4.110820        4.396277         19,912
  01/01/03 to 12/31/03...................................     4.396277        4.588908         16,117
  01/01/04 to 12/31/04...................................     4.588908        4.725484         13,186
  01/01/05 to 12/31/05...................................     4.725484        4.772425         11,543
Lehman Brothers Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01..................................     1.075873        1.128870          8,293
  01/01/02 to 12/31/02...................................     1.128870        1.223843         12,899
  01/01/03 to 12/31/03...................................     1.223843        1.247632         12,423
  01/01/04 to 12/31/04...................................     1.247632        1.277533         10,899
  01/01/05 to 12/31/05...................................     1.277533        1.283163          9,652
Western Asset Management Strategic Bond Opportunities Sub-Account(7)
  (formerly Salomon Brothers Strategic Bond Opportunities Sub-Account)
  04/19/95* to 12/31/95..................................     1.030925        1.158151             --
  01/01/96 to 12/31/96...................................     1.158151        1.305874             --
  01/01/97 to 12/31/97...................................     1.305874        1.430333             --
  01/01/98 to 12/31/98...................................     1.430333        1.439188          2,999
  01/01/99 to 12/31/99...................................     1.439188        1.439668         10,480
  01/01/00 to 12/31/00...................................     1.439668        1.522166         16,507
  01/01/01 to 12/31/01...................................     1.522166        1.603273         20,870
  01/01/02 to 12/31/02...................................     1.603273        1.732982         19,757
  01/01/03 to 12/31/03...................................     1.732982        1.924585         19,494
  01/01/04 to 12/31/04...................................     1.924585        2.023251         17,883
  01/01/05 to 12/31/05...................................     2.023251        2.051726         16,382
Black Rock Diversified Sub-Account
  05/01/04* to 12/31/04..................................    35.331647       38.120554              7
  01/01/05 to 12/31/05...................................    38.120554       38.651758              8
------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
MFS Total Return Sub-Account(1)
  (formerly Balanced Sub-Account)
  04/19/95* to 12/31/95..................................     1.073395        1.226569             --
  01/01/96 to 12/31/96...................................     1.226569        1.413947             --
  01/01/97 to 12/31/97...................................     1.413947        1.619885             --
  01/01/98 to 12/31/98...................................     1.619885        1.742881          4,075
  01/01/99 to 12/31/99...................................     1.742881        1.631646         21,661
  01/01/00 to 12/31/00...................................     1.631646        1.578230         27,155
  01/01/01 to 12/31/01...................................     1.578230        1.486939         30,533
  01/01/02 to 12/31/02...................................     1.486939        1.267704         25,819
  01/01/03 to 12/31/03...................................     1.267704        1.497025         22,345
  01/01/04 to 4/30/04....................................     1.497025        1.484675         22,170
MFS Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04..................................    37.796838       41.125167            830
  01/01/05 to 12/31/05...................................    41.125167       41.752266            756
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95..................................     1.200515        1.436949             --
  01/01/96 to 12/31/96...................................     1.436949        1.666295             --
  01/01/97 to 12/31/97...................................     1.666295        1.927771             --
  01/01/98 to 12/31/98...................................     1.927771        1.797180          1,480
  01/01/99 to 12/31/99...................................     1.797180        1.778414          6,534
  01/01/00 to 12/31/00...................................     1.778414        2.112113         12,974
  01/01/01 to 12/31/01...................................     2.112113        2.661135         27,260
  01/01/02 to 12/31/02...................................     2.661135        2.392241         28,648
  01/01/03 to 12/31/03...................................     2.392241        3.129369         27,596
  01/01/04 to 12/31/04...................................     3.129369        3.392259         25,281
  01/01/05 to 12/31/05...................................     3.392259        3.679117         22,038
BlackRock Large Cap Value Sub-Account
  05/01/02* to 12/31/02..................................     1.000000        0.792409            201
  01/01/03 to 12/31/03...................................     0.792409        1.058093            743
  01/01/04 to 12/31/04...................................     1.058093        1.182333          1,200
  01/01/05 to 12/31/05...................................     1.182333        1.232291          1,125
------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95..................................     1.071349        1.322415             --
  01/01/96 to 12/31/96...................................     1.322415        1.640833             --
  01/01/97 to 12/31/97...................................     1.640833        2.160040             --
  01/01/98 to 12/31/98...................................     2.160040        2.437055          4,389
  01/01/99 to 12/31/99...................................     2.437055        2.824171         33,707
  01/01/00 to 12/31/00...................................     2.824171        3.049260         62,769
  01/01/01 to 12/31/01...................................     3.049260        2.671524         69,236
  01/01/02 to 12/31/02...................................     2.671524        2.203059         59,451
  01/01/03 to 12/31/03...................................     2.203059        2.843065         52,463
  01/01/04 to 12/31/04...................................     2.843065        3.150202         47,447
  01/01/05 to 12/31/05...................................     3.150202        3.426424         41,613
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95..................................     1.191883        1.483784             --
  01/01/96 to 12/31/96...................................     1.483784        1.727747             --
  01/01/97 to 12/31/97...................................     1.727747        2.274012             --
  01/01/98 to 12/31/98...................................     2.274012        2.790691          4,235
  01/01/99 to 12/31/99...................................     2.790691        3.009259         27,575
  01/01/00 to 12/31/00...................................     3.009259        2.814682         36,472
  01/01/01 to 12/31/01...................................     2.814682        2.388804         33,975
  01/01/02 to 12/31/02...................................     2.388804        1.897133         25,944
  01/01/03 to 12/31/03...................................     1.897133        2.374350         21,952
  01/01/04 to 12/31/04...................................     2.374350        2.662638         18,571
  01/01/05 to 12/31/05...................................     2.662638        2.906550         15,837
Harris Oakmark Large Cap Value Sub-Account
  05/01/02* to 12/31/02..................................     1.184038        0.971158            971
  01/01/03 to 12/31/03...................................     0.971158        1.200332          2,710
  01/01/04 to 12/31/04...................................     1.200332        1.317239          3,366
  01/01/05 to 12/31/05...................................     1.317239        1.278940          3,249
Neuberger Berman Mid Cap Value Sub-Account
  05/01/01* to 12/31/01..................................     1.540633        1.500755            880
  01/01/02 to 12/31/02...................................     1.500755        1.333183          1,921
  01/01/03 to 12/31/03...................................     1.333183        1.790083          2,791
  01/01/04 to 12/31/04...................................     1.790083        2.165131          3,999
  01/01/05 to 12/31/05...................................     2.165131        2.389785          4,649
Oppenheimer Capital Appreciation Sub-Account
  05/01/05 to 12/31/05...................................     7.947721        8.629752              9


------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
BlackRock Strategic Value Sub-Account
  01/22/01* to 12/31/01..................................     1.233728        1.399874         16,044
  01/01/02 to 12/31/02...................................     1.399874        1.086108         21,052
  01/01/03 to 12/31/03...................................     1.086108        1.608012         21,923
  01/01/04 to 12/31/04...................................     1.608012        1.828885         21,043
  01/01/05 to 12/31/05...................................     1.828885        1.878440         17,739
BlackRock Investment Trust Sub-Account
  05/01/01* to 12/31/01..................................     7.438037        6.523987            194
  01/01/02 to 12/31/02...................................     6.523987        4.742371            293
  01/01/03 to 12/31/03...................................     4.742371        6.075046            292
  01/01/04 to 12/31/04...................................     6.075046        6.625220            265
  01/01/05 to 12/31/05...................................     6.625220        6.750063            220
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01..................................     3.886024        3.507534          2,487
  01/01/02 to 12/31/02...................................     3.507534        2.679940          3,307
  01/01/03 to 12/31/03...................................     2.679940        3.379282          3,488
  01/01/04 to 12/31/04...................................     3.379282        3.674694          3,499
  01/01/05 to 12/31/05...................................     3.674694        3.782314          2,915
Legg Mason Value Equity Sub-Account
  (formerly MFS Investors Trust Sub-Account and, before
  that, MFS Research Managers Sub-Account)(2)
  07/01/99* to 12/31/99..................................     1.058483        1.186801          3,133
  01/01/00 to 12/31/00...................................     1.186801        1.127801         27,930
  01/01/01 to 12/31/01...................................     1.127801        0.879018         25,931
  01/01/02 to 12/31/02...................................     0.879018        0.657745         20,614
  01/01/03 to 12/31/03...................................     0.657745        0.804929         17,364
  01/01/04 to 4/30/04....................................     0.804929        0.820243         16,639
Legg Mason Value Equity Sub-Account
  (formerly MFS Investors Trust Sub-Account)(9)
  07/01/99* to 12/31/99..................................     1.025560        1.018894          3,629
  01/01/00 to 12/31/00...................................     1.018894        1.003305         11,237
  01/01/01 to 12/31/01...................................     1.003305        0.831666         14,716
  01/01/02 to 12/31/02...................................     0.831666        0.654341         12,644
  01/01/03 to 12/31/03...................................     0.654341        0.786220         11,517
  01/01/04 to 12/31/04...................................     0.786220        0.863409         25,236
  01/01/05 to 12/31/05...................................     0.863409        0.913333         21,232
------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01..................................     2.039764        1.548625          4,996
  01/01/02 to 12/31/02...................................     1.548625        1.081569          4,088
  01/01/03 to 12/31/03...................................     1.081569        1.432110          3,213
  01/01/04 to 12/31/04...................................     1.432110        1.649774          3,281
  01/01/05 to 12/31/05...................................     1.649774        1.735305          2,809
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02..................................     1.000000        0.810364             58
  01/01/03 to 12/31/03...................................     0.810364        1.135435            779
  01/01/04 to 04/30/04...................................     1.135435        1.125155            955
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01..................................     1.048504        1.029834          2,498
  01/01/02 to 12/31/02...................................     1.029834        0.862080          3,847
  01/01/03 to 12/31/03...................................     0.862080        1.143806          3,963
  01/01/04 to 12/31/04...................................     1.143806        1.305167          3,906
  01/01/05 to 12/31/05...................................     1.305167        1.441790          3,514
FI International Stock Sub-Account(5)
  (formerly Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95..................................     1.216847        1.261652             --
  01/01/96 to 12/31/96...................................     1.261652        1.327000             --
  01/01/97 to 12/31/97...................................     1.327000        1.291549             --
  01/01/98 to 12/31/98...................................     1.291549        1.366233          1,839
  01/01/99 to 12/31/99...................................     1.366233        1.678854         11,985
  01/01/00 to 12/31/00...................................     1.678854        1.486746         33,579
  01/01/01 to 12/31/01...................................     1.486746        1.164077         35,940
  01/01/02 to 12/31/02...................................     1.164077        0.947057         31,640
  01/01/03 to 12/31/03...................................     0.947057        1.195786         27,079
  01/01/04 to 12/31/04...................................     1.195786        1.393648         23,524
  01/01/05 to 12/31/05...................................     1.393648        1.621749         19,825
Morgan Stanley EAFE Index Sub-Account
  01/22/01* to 12/31/01..................................     1.101046        0.851563          2,862
  01/01/02 to 12/31/02...................................     0.851563        0.698977          3,813
  01/01/03 to 12/31/03...................................     0.698977        0.945675          4,248
  01/01/04 to 12/31/04...................................     0.945675        1.112204          5,083
  01/01/05 to 12/31/05...................................     1.112204        1.238623          5,075


------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/95* to 12/31/95..................................     1.091176        1.401562             --
  01/01/96 to 12/31/96...................................     1.401562        1.563978             --
  01/01/97 to 12/31/97...................................     1.563978        1.937505             --
  01/01/98 to 12/31/98...................................     1.937505        2.823513          4,586
  01/01/99 to 12/31/99...................................     2.823513        3.734589         35,476
  01/01/00 to 12/31/00...................................     3.734589        3.178881         64,981
  01/01/01 to 12/31/01...................................     3.178881        2.757580         64,873
  01/01/02 to 12/31/02...................................     2.757580        1.817138         52,142
  01/01/03 to 12/31/03...................................     1.817138        2.421756         44,305
  01/01/04 to 12/31/04...................................     2.421756        2.598485         37,765
  01/01/05 to 12/31/05...................................     2.598485        2.741932         30,881
Jennison Growth Sub-Account(8)
  (formerly Met/Putnam Voyager Sub-Account)
  05/01/00* to 12/31/00..................................     1.000000        0.723242         14,013
  01/01/01 to 12/31/01...................................     0.723242        0.493305         24,115
  01/01/02 to 12/31/02...................................     0.493305        0.345800         20,078
  01/01/03 to 12/31/03...................................     0.345800        0.429335         16,954
  01/01/04 to 12/31/04...................................     0.429335        0.444439         14,855
  01/01/05 to 04/30/05...................................     0.444439        0.409004         13,940
Jennison Growth Sub-Account
  05/01/05 to 12/31/05...................................     0.410164        0.493718         11,862
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04..................................     1.116697        1.210073            279
  01/01/05 to 12/31/05...................................     1.210073        1.268802          1,030
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95..................................     1.009980        1.218215             --
  01/01/96 to 12/31/96...................................     1.218215        1.569712             --
  01/01/97 to 12/31/97...................................     1.569712        1.932590             --
  01/01/98 to 12/31/98...................................     1.932590        1.873409          2,233
  01/01/99 to 12/31/99...................................     1.873409        2.433952         11,469
  01/01/00 to 12/31/00...................................     2.433952        2.526234         33,563
  01/01/01 to 12/31/01...................................     2.526234        2.271012         32,465
  01/01/02 to 12/31/02...................................     2.271012        1.756676         26,586
  01/01/03 to 12/31/03...................................     1.756676        2.363985         23,367
  01/01/04 to 12/31/04...................................     2.363985        2.713014         20,795
  01/01/05 to 12/31/05...................................     2.713014        2.860717         17,787
------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Russell 2000 Index Sub-Account
  01/22/01* to 12/31/01..................................     1.201374        1.184491          3,277
  01/01/02 to 12/31/02...................................     1.184491        0.927196          3,913
  01/01/03 to 12/31/03...................................     0.927196        1.332270          4,506
  01/01/04 to 12/31/04...................................     1.332270        1.542319          4,835
  01/01/05 to 12/31/05...................................     1.542319        1.586342          4,497
BlackRock Aggressive Growth Sub-Account
  05/01/04* to 12/31/04..................................    33.567147       37.215656              1
  01/01/05 to 12/31/05...................................    37.215656       40.528355              3
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01..................................     1.000000        0.879708          2,544
  01/01/02 to 12/31/02...................................     0.879708        0.624213          3,560
  01/01/03 to 12/31/03...................................     0.624213        0.890094          4,407
  01/01/04 to 12/31/04...................................     0.890094        0.975527          3,986
  01/01/05 to 12/31/05...................................     0.975527        1.004244          3,426
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04..................................     1.238152        1.320013             42
  01/01/05 to 12/31/05...................................     1.320013        1.441195            190
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01..................................     1.001001        1.053729          7,734
  01/01/02 to 12/31/02...................................     1.053729        1.135740         24,068
  01/01/03 to 12/31/03...................................     1.135740        1.168176         26,470
  01/01/04 to 12/31/04...................................     1.168176        1.209265         24,664
  01/01/05 to 12/31/05...................................     1.209265        1.219302         23,591
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01..................................     1.385968        1.370827          1,573
  01/01/02 to 12/31/02...................................     1.370827        1.344019          3,429
  01/01/03 to 12/31/03...................................     1.344019        1.579255          6,199
  01/01/04 to 12/31/04...................................     1.519255        1.684418          6,610
  01/01/05 to 12/31/05...................................     1.684418        1.685870          6,106
Neuberger Berman Real Estate Sub-Account
  05/01/04* to 12/31/04..................................     9.998849       12.833645            157
  01/01/05 to 12/31/05...................................    12.833645       14.337160            303
Lazard Mid-Cap Sub-Account(6)
  (formerly Met/AIM Mid Cap Core Equity Sub-Account)
  05/01/02* to 12/31/02..................................     1.139697        0.966588            236
  01/01/03 to 12/31/03...................................     0.966588        1.202639            924
  01/01/04 to 12/31/04...................................     1.202639        1.356668          1,247
  01/01/05 to 12/31/05...................................     1.356668        1.445673          1,127
------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02..................................     1.059613        0.883774             28
  01/01/03 to 12/31/03...................................     0.883774        1.177828          1,735
  01/01/04 to 12/31/04...................................     1.177828        1.401690          3,988
  01/01/05 to 12/31/05...................................     1.401690        1.579557          5,834
MFS Research International Sub-Account
  05/01/01* to 12/31/01..................................     0.972176        0.847826            634
  01/01/02 to 12/31/02...................................     0.847826        0.737353          1,416
  01/01/03 to 12/31/03...................................     0.737353        0.960139          2,008
  01/01/04 to 12/31/04...................................     0.960139        1.131941          2,711
  01/01/05 to 12/31/05...................................     1.131941        1.299562          2,955
Janus Aggressive Growth Sub-Account(10)
  (formerly Janus Growth Sub-Account)
  05/01/01* to 12/31/01..................................     1.000000        0.774690          1,526
  01/01/02 to 12/31/02...................................     0.774690        0.528474          2,459
  01/01/03 to 12/31/03...................................     0.528474        0.676949          2,772
  01/01/04 to 12/31/04...................................     0.676949        0.723856          2,154
  01/01/05 to 12/31/05...................................     0.723856        0.810729          1,969
Oppenheimer Global Equity Sub-Account
  05/01/04* to 12/31/04..................................    12.752804       14.710742             10
  01/01/05 to 12/31/05...................................    14.710742       16.824885             32
T. Rowe Price Mid-Cap Growth Sub-Account
  05/01/01* to 12/31/01..................................     0.980536        0.823736          1,984
  01/01/02 to 12/31/02...................................     0.823736        0.454589          3,441
  01/01/03 to 12/31/03...................................     0.454589        0.612518          5,480
  01/01/04 to 12/31/04...................................     0.612518        0.711632          6,950
  01/01/05 to 12/31/05...................................     0.711632        0.804413          7,340
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02..................................     1.122185        0.847295            338
  01/01/03 to 12/31/03...................................     0.847295        1.160250            589
  01/01/04 to 12/31/04...................................     1.160250        1.217670            632
  01/01/05 to 12/31/05...................................     1.217670        1.300044            474
RCM Global Technology Sub-Account
  05/01/01* to 12/31/01..................................     0.822515        0.609384          2,482
  01/01/02 to 12/31/02...................................     0.609384        0.296057          2,096
  01/01/03 to 12/31/03...................................     0.296057        0.460016          4,496
  01/01/04 to 12/31/04...................................     0.460016        0.434043          3,604
  01/01/05 to 12/31/05...................................     0.434043        0.475175          2,783


------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
American Funds Growth Income Sub-Account
  05/01/01* to 12/31/01..................................     8.470922        8.166745          1,354
  01/01/02 to 12/31/02...................................     8.166745        6.559432          2,467
  01/01/03 to 12/31/03...................................     6.559432        8.544391          3,314
  01/01/04 to 12/31/04...................................     8.544391        9.276103          3,723
  01/01/05 to 12/31/05...................................     9.276103        9.656906          3,563
American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01..................................     1.476716        1.342550            948
  01/01/02 to 12/31/02...................................     1.342550        1.068961          2,108
  01/01/03 to 12/31/03...................................     1.068961        1.614333          2,973
  01/01/04 to 12/31/04...................................     1.614333        1.919416          3,555
  01/01/05 to 12/31/05...................................     1.919416        2.366770          4,389
American Funds Growth Sub-Account
  05/01/01* to 12/31/01..................................    12.927310       10.979737            948
  01/01/02 to 12/31/02...................................    10.979737        8.158775          1,815
  01/01/03 to 12/31/03...................................     8.158775       10.979316          2,857
  01/01/04 to 12/31/04...................................    10.979316       12.148754          3,327
  01/01/05 to 12/31/05...................................    12.148754       13.885527          3,330
MetLife Conservative Allocation Sub-Account
  05/01/05 to 12/31/05...................................     9.998849       10.299739             16
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/05 to 12/31/05...................................     9.998849       10.517665             34
MetLife Moderate Allocation Sub-Account
  05/01/05 to 12/31/05...................................     9.998849       10.748464             81
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/05 to 12/31/05...................................     9.998849       10.974321             81
MetLife Aggressive Sub-Account
  05/01/05 to 12/31/05...................................     9.998849       11.150576              3


------------

 *  Date on which the Sub-Account first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.


 (2) Previously, MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio. On or about April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution.



 (6) Effective December 19, 2005, Met/AIM Mid Cap Core Equity Portfolio changed its name to Lazard Mid-Cap Portfolio and Lazard Asset Investment LLC replaced AIM Capital Management, Inc. as Adviser (Sub-Adviser).



 (7) Effective May 1, 2006, Salomon Brothers U.S. Government Portfolio changed its name to Western Asset Management U.S. Government Portfolio, and Salomon Brothers Strategic Bond Opportunities Portfolio changed its name to Western Asset Management Strategic Bond Opportunities Portfolio. On May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management as Subadviser.


 (8) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.


 (9) On or about April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio.



(10) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the accumulation unit value history of the Janus Growth Sub-Account through the date of the merger.


     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                    CONTRACTS USED
                                                  WITH TAX QUALIFIED   ALL OTHER
JURISDICTION                                       RETIREMENT PLANS    CONTRACTS
------------                                      ------------------   ---------
California                                               0.50%*          2.35%
Maine                                                      --            2.00%
Nevada                                                     --            3.50%
South Dakota                                               --            1.25%
West Virginia                                            1.00%           1.00%
Wyoming                                                    --            1.00%

------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                           FOR AMERICAN GROWTH SERIES


                                                                 PAGE
                                                                ------
THE COMPANY AND THE VARIABLE ACCOUNT........................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................      II-3
INVESTMENT ADVICE...........................................      II-3
DISTRIBUTION OF THE CONTRACTS...............................      II-5
CALCULATION OF PERFORMANCE DATA.............................      II-6
CALCULATION OF YIELDS.......................................      II-6
NET INVESTMENT FACTOR.......................................      II-8
ANNUITY PAYMENTS............................................      II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........     II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........     II-10
THE FIXED ACCOUNT...........................................     II-11
TAX STATUS OF THE CONTRACTS.................................     II-11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     II-12
LEGAL MATTERS...............................................     II-12
FINANCIAL STATEMENTS........................................         1


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:

                                   Name
      -------------------------             --------------------------------------
      Contract Number                       --------------------------------------
                                   Address  --------------------------------------
      -------------------------             Zip
      Signature

                           AMERICAN GROWTH SERIES - I

                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117


                          SUPPLEMENT DATED MAY 1, 2006
        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).



     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2006, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-777-5897.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........          None

          Contingent Deferred Sales Charge
            (as a percentage of each purchase payment)......           7%
                                                              declining annually --
                                                                  see Note (1)

          Transfer Fee(2)...................................           $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

   NUMBER OF COMPLETE
 YEARS FROM RECEIPT OF
    PURCHASE PAYMENT      CHARGE
------------------------  ------
           0                7%
           1                6%
           2                5%
           3                4%
           4                3%
           5                2%
           6                1%
    7 and thereafter        0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).................   $30

VARIABLE ACCOUNT ANNUAL EXPENSES

     (as a percentage of average daily net assets in the subaccounts)


                                                                    AMERICAN FUNDS
                                                                  BOND SUB-ACCOUNT,
                                                                AMERICAN FUNDS GROWTH
                                                             SUB-ACCOUNT, AMERICAN FUNDS
                                                            GROWTH-INCOME SUB-ACCOUNT AND
                                                                AMERICAN FUNDS GLOBAL          ALL OTHER
                                                           SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                           --------------------------------   ------------
          Mortality and Expense Risk Charge..............               1.50%                    1.25%
          Administration Asset Charge....................                .10%                     .10%
                                                                        -----                    -----
                    Total Variable Account Annual
                      Expenses...........................               1.60%                    1.35%


NOTES:

(1)  The Administration Contract Charge is not imposed after annuitization.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .42%     8.27%



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable contractual waiver or
reimbursement arrangement)..................................    .41%     1.44%


NOTE:


(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2007, as described in more detail below.



     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2005, before and after any applicable contractual expense subsidy or expense deferral arrangement:


ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)


                                                                            GROSS     CONTRACTUAL
                                                                            TOTAL      EXPENSES      NET TOTAL
                                         MANAGEMENT    12B-1     OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                            FEES      FEES(2)   EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                         ----------   -------   --------   --------   -----------   -----------
METROPOLITAN SERIES FUND, INC.
  "METROPOLITAN FUND"(4)
BlackRock Money Market Portfolio(5)....     .35%        .0%       .07%       .42%         .01%          .41%
Western Asset Management U.S.
  Government Portfolio.................     .54%         0%       .07%       .61%           0%          .61%
BlackRock Bond Income Portfolio(5).....     .40%        .0%       .07%       .47%           0%          .47%
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(5).........................     .25%       .25%       .06%       .56%         .01%          .55%
Western Asset Management Strategic Bond
  Opportunities Portfolio..............     .65%        .0%       .10%       .75%           0%          .75%
BlackRock Diversified Portfolio........     .44%       .25%       .06%       .75%           0%          .75%

                                                                            GROSS     CONTRACTUAL
                                                                            TOTAL      EXPENSES      NET TOTAL
                                         MANAGEMENT    12B-1     OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                            FEES      FEES(2)   EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                         ----------   -------   --------   --------   -----------   -----------
MFS Total Return Portfolio(6)..........     .57%       .15%       .16%       .88%           0%          .88%
Harris Oakmark Focused Value
  Portfolio............................     .73%        .0%       .04%       .77%           0%          .77%
BlackRock Large Cap Value
  Portfolio(5)(8)......................     .70%       .15%       .15%      1.00%           0%         1.00%
Davis Venture Value Portfolio..........     .72%        .0%       .04%       .76%           0%          .76%
FI Value Leaders Portfolio.............     .66%        .0%       .07%       .73%           0%          .73%
Harris Oakmark Large Cap Value
  Portfolio............................     .72%       .15%       .06%       .93%           0%          .93%
Neuberger Berman Mid Cap Value
  Portfolio............................     .67%       .25%       .09%      1.01%           0%         1.01%
Oppenheimer Global Equity Portfolio....     .60%       .25%       .33%      1.18%           0%         1.18%
BlackRock Strategic Value Portfolio....     .83%        .0%       .06%       .89%           0%          .89%
BlackRock Investment Trust Portfolio...     .49%       .25%       .06%       .80%           0%          .80%
MetLife Stock Index Portfolio(5).......     .25%       .25%       .04%       .54%         .01%          .53%
FI Mid Cap Opportunities Portfolio.....     .68%       .25%       .07%      1.00%           0%         1.00%
MetLife Mid Cap Stock Index
  Portfolio(5).........................     .25%       .25%       .09%       .59%         .01%          .58%
FI International Stock Portfolio.......     .86%        .0%       .20%      1.06%           0%         1.06%
Morgan Stanley EAFE(R) Index
  Portfolio(5).........................     .30%       .25%       .22%       .77%         .01%          .76%
BlackRock Legacy Large Cap Growth
  Portfolio............................     .73%        .0%       .07%       .80%           0%          .80%
FI Large Cap Portfolio(5)(6)...........     .80%       .25%       .06%      1.11%           0%         1.11%
Jennison Growth Portfolio..............     .64%        .0%       .05%       .69%           0%          .69%
T. Rowe Price Large Cap Growth
  Portfolio(5).........................     .60%       .25%       .12%       .97%           0%          .97%
Loomis Sayles Small Cap Portfolio(5)...     .90%        .0%       .08%       .98%         .05%          .93%
Russell 2000(R) Index Portfolio(5).....     .25%       .25%       .11%       .61%         .01%          .60%
BlackRock Aggressive Growth
  Portfolio............................     .73%       .25%       .06%      1.04%           0%         1.04%
Franklin Templeton Small Cap Growth
  Portfolio(5)(8)......................     .90%       .25%       .23%      1.38%           0%         1.38%
T. Rowe Price Small Cap Growth
  Portfolio............................     .51%       .25%       .09%       .85%           0%          .85%
MET INVESTORS SERIES TRUST(4)
PIMCO Total Return Portfolio(8)........     .50%       .25%       .07%       .82%           0%          .82%
Lord Abbett Bond Debenture Portfolio...     .51%       .25%       .05%       .81%           0%          .81%
PIMCO Inflation Protected Bond
  Portfolio(7).........................     .50%       .25%       .05%       .80%           0%          .80%
Neuberger Berman Real Estate
  Portfolio(7).........................     .67%       .25%       .03%       .95%           0%          .95%
Legg Mason Value Equity
  Portfolio(7)(9)......................     .70%        .0%      7.57%      8.27%        7.47%          .80%
Lazard Mid-Cap Portfolio(7)............     .70%       .25%       .09%      1.04%           0%         1.04%
Harris Oakmark International
  Portfolio(7).........................     .82%       .15%       .13%      1.10%           0%         1.10%
MFS Research International
  Portfolio(7)(8)......................     .74%       .25%       .23%      1.22%           0%         1.22%
Janus Aggressive Growth Portfolio(7)...     .67%       .25%       .05%       .97%           0%          .97%
Oppenheimer Capital Appreciation
  Portfolio(7)(8)......................     .59%       .25%       .10%       .94%           0%          .94%
T. Rowe Price Mid-Cap Growth
  Portfolio(7).........................     .75%       .25%       .07%      1.07%           0%         1.07%
Met/AIM Small Cap Growth
  Portfolio(7)(8)......................     .90%       .25%       .11%      1.26%           0%         1.26%
RCM Global Technology
  Portfolio(7)(8)......................     .92%       .25%       .27%      1.44%           0%         1.44%
AMERICAN FUNDS INSURANCE SERIES(4)
American Funds Bond Portfolio..........     .43%       .25%       .01%       .69%           0%          .69%
American Funds Growth-Income Fund......     .28%       .25%       .01%       .54%           0%          .54%
American Funds Global Small
  Capitalization Fund..................     .74%       .25%       .05%      1.04%           0%         1.04%
American Funds Growth Fund.............     .33%       .25%       .02%       .60%           0%          .60%

                                                                                                                   NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                   EXPENSES
                                                                                                                   INCLUDING
                                                                           GROSS     CONTRACTUAL                   ESTIMATED
                                                                           TOTAL       EXPENSE      NET TOTAL    NET EXPENSES
                                        MANAGEMENT    12B-1     OTHER      ANNUAL    SUBSIDY OR      ANNUAL      OF UNDERLYING
                                           FEES      FEES(2)   EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)   PORTFOLIOS(3)
                                        ----------   -------   --------   --------   -----------   -----------   -------------
METROPOLITAN FUND-ASSET ALLOCATION
  PORTFOLIOS(4)
MetLife Conservative Allocation
  Portfolio(5)(10)....................     .10%       .25%       .95%      1.30%          .95%         .35%           .98%
MetLife Conservative to Moderate
  Allocation Portfolio(5)(10).........     .10%       .25%       .31%       .66%          .31%         .35%          1.00%
MetLife Moderate Allocation
  Portfolio(5)(10)....................     .10%       .25%       .19%       .54%          .19%         .35%          1.04%
MetLife Moderate to Aggressive
  Portfolio(5)(10)....................     .10%       .25%       .24%       .59%          .24%         .35%          1.06%
MetLife Aggressive Allocation
  Portfolio(5)(10)....................     .10%       .25%      1.66%      2.01%         1.66%         .35%          1.07%
MET INVESTORS SERIES TRUST --
  ETF PORTFOLIOS(4)
Cyclical Growth and Income ETF
  Portfolio(7)(11)....................     .45%       .25%      3.03%      3.73%         2.93%         .80%          1.13%
Cyclical Growth ETF
  Portfolio(7)(11)....................     .45%       .25%      1.89%      2.59%         1.79%         .80%          1.18%


NOTES:


(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.



(2) The Metropolitan Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.



(3) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.



(4) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), is the investment manager for the Portfolios of the Metropolitan Fund including the Metropolitan Fund -- Asset Allocation Portfolios. Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



(5) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these Portfolios will not exceed, at any time prior to April 30, 2007, the following percentages: 1.20% for the FI Large Cap Value Portfolio; .35% for the MetLife Conservative Allocation Portfolio; .35% for the MetLife Conservative to Moderate Allocation Portfolio; .35% for the MetLife Moderate Allocation Portfolio; .35% for the MetLife Moderate to Aggressive Allocation Portfolio; and .35% for the MetLife Aggressive Allocation Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Franklin Templeton Small Cap Growth Portfolio, BlackRock Large Cap Value Portfolio and the Asset Allocation Portfolios if, in the future, actual expenses of these portfolios are less than these expense limits. MetLife Advisers has contractually agreed, until at least April 30, 2007, to reduce the Management Fee by the following percentages: .05% on all assets for the Loomis Sayles Small Cap Portfolio; .006% on all assets for the Lehman Brothers Aggregate Bond Index Portfolio; .007% on all assets for the MetLife Stock Index Portfolio; .007% on all assets for the MetLife Mid Cap Stock Index Portfolio; .007% on all assets for the Russell 2000 Index Portfolio; .007% on all assets for the Morgan Stanley EAFE Index Portfolio; .025% on assets in excess of $1 billion and less than $2 billion for the BlackRock Bond Income Portfolio; .005% on the first $500 million of assets and .015% on the next $500 million of assets for the BlackRock

     Money Market Portfolio; and .015% on the first $50 million of assets for the T. Rowe Price Large Cap Growth Portfolio.



(6) The FI Large Cap Portfolio's annual expenses have been restated to reflect the reorganization of another portfolio into this portfolio which occurred as of the close of business on April 28, 2006. The FI Large Cap Portfolio's expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006. Management fees shown in the table for the MFS Total Return Portfolio have been restated to reflect a new fee schedule that came into effect May 1, 2006.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: .80% for the Cyclical Growth and Income ETF Portfolio, .80% for the Cyclical Growth ETF Portfolio, 1.15% for the Neuberger Berman Real Estate Portfolio; .80% for the Legg Mason Value Equity Portfolio; 1.05% for the Lazard Mid-Cap Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.15% for the T. Rowe Price Mid-Cap Growth Portfolio; .90% for the PIMCO Inflation Protected Bond Portfolio; 1.35% for the RCM Global Technology Portfolio; 1.25% for the MFS Research International Portfolio; 1.00% for the Oppenheimer Capital Appreciation Portfolio; 1.25% for the Harris Oakmark International Portfolio and 1.15% for the Janus Aggressive Growth Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of these Portfolios are less than these expense limits. Due to certain brokerage commission recaptures not shown in the table, actual Net Total Annual Expenses for the RCM Global Technology Portfolio were 1.35% for the year ended December 31, 2005. Management fees shown in the table for the Lazard Mid-Cap Portfolio have been restated to reflect a new fee schedule that came into effect December 19, 2005.



(8) Certain amounts were recouped by the investment manager during 2005. These amounts are reflected in Other Expenses and per Portfolio are: .02% for the BlackRock Large Cap Value Portfolio; .03% for the Franklin Templeton Small Cap Growth Portfolio; .05% for the Oppenheimer Capital Appreciation Portfolio; .05% for the MFS Research International Portfolio; .04% for the Met/AIM Small Cap Growth Portfolio; .01% for the PIMCO Total Return Portfolio; and .14% for the RCM Global Technology Portfolio.



(9) Total annual expenses for the Legg Mason Value Equity Portfolio are annualized based on the months the portfolio was in operation in 2005. The Legg Mason Value Equity Portfolio commenced operations on November 1, 2005.



(10) The MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios (the "Asset Allocation Portfolios") are each "funds of funds" that invest substantially all of their respective assets in Class A shares of various other underlying portfolios. Each Asset Allocation Portfolio has its own expenses and bears its pro rata portion of the operating expenses of the underlying portfolios in which the Asset Allocation Portfolio invests, including the management fee. The expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are .63% for the MetLife Conservative Allocation Portfolio, .65% for the MetLife Conservative to Moderate Allocation Portfolio, .69% for the MetLife Moderate Allocation Portfolio, .71% for the MetLife Moderate to Aggressive Allocation Portfolio, and .72% for the MetLife Aggressive Allocation Portfolio. The Total Contractual Annual Expenses of the Asset Allocation Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio, 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Asset Allocation Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.



(11) Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The expenses of the Underlying ETFs and other investment companies are:
     0.33% for Cyclical Growth and Income ETF Portfolio, and 0.38% for the Cyclical Growth ETF Portfolio. The expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment company for the year ended December 31, 2005 (or in the case of Vanguard(R) U.S. Sector Index Funds, for the fiscal year ended August 31, 2005) according to such Underlying ETFs' and other investment companies' allocation targets in place as of December 31, 2005. See the prospectus for the portfolios for a description of the allocation targets for each portfolio. Total annual expenses are annualized based on the number of months the portfolios were in operation (commencement of operations was October 1, 2005).

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
(a).................................................  $1,542   $3,092    $4,514     $7,687
(b).................................................  $  837   $1,069    $1,287     $2,138


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
(a)..................................................   $945    $2,704    $4,303     $7,687
(b)..................................................   $186    $  574    $  987     $2,138


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:


(1) The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.058% has been used. (See Note (1) to the first table on p. A-3.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-29).

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.


     BLACKROCK MONEY MARKET PORTFOLIO


     The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market

Portfolio seeks to preserve the value of your investment $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

     During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.


     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO)



     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.



     BLACKROCK BOND INCOME PORTFOLIO


     The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

     LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

     The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.


     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO)



     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     BLACKROCK DIVERSIFIED PORTFOLIO


     The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.

     MFS TOTAL RETURN PORTFOLIO

     The MFS Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.


     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.



     BLACKROCK LARGE CAP VALUE PORTFOLIO



     The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.



     DAVIS VENTURE VALUE PORTFOLIO


     The Davis Venture Value Portfolio's investment objective is growth of capital.


     FI VALUE LEADERS PORTFOLIO



     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO


     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.


     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO


     The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.

     OPPENHEIMER GLOBAL EQUITY PORTFOLIO


     The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.


     BLACKROCK STRATEGIC VALUE PORTFOLIO


     The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.


     BLACKROCK INVESTMENT TRUST PORTFOLIO


     The BlackRock Investment Trust Portfolio's investment objective is long-term growth of capital and income.


     METLIFE STOCK INDEX PORTFOLIO


     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").


     FI MID CAP OPPORTUNITIES PORTFOLIO


     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.

     METLIFE MID CAP STOCK INDEX PORTFOLIO

     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").


     FI INTERNATIONAL STOCK PORTFOLIO


     The FI International Stock Portfolio's investment objective is long-term growth of capital.

     MORGAN STANLEY EAFE INDEX PORTFOLIO

     The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").


     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO


     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.


     FI LARGE CAP PORTFOLIO



     The FI Large Cap Portfolio's investment objective is long-term growth of capital.



     JENNISON GROWTH PORTFOLIO


     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.

     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.


     LOOMIS SAYLES SMALL CAP PORTFOLIO


     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

     RUSSELL 2000 INDEX PORTFOLIO

     The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.

     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO


     The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.

     PIMCO TOTAL RETURN PORTFOLIO

     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.


     LORD ABBETT BOND DEBENTURE PORTFOLIO


     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.


     PIMCO INFLATION PROTECTED BOND PORTFOLIO



     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with the preservation of capital and prudent investment management.



     NEUBERGER BERMAN REAL ESTATE PORTFOLIO


     The Neuberger Berman Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


     LEGG MASON VALUE EQUITY PORTFOLIO (FORMERLY MFS INVESTORS TRUST PORTFOLIO)



     The Legg Mason Value Equity Portfolio's investment objective is long-term growth of capital.



     LAZARD MID-CAP PORTFOLIO (FORMERLY MET/AIM MID CAP CORE EQUITY PORTFOLIO)



     The Lazard Mid-Cap Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO


     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

     MFS RESEARCH INTERNATIONAL PORTFOLIO

     The MFS Research International Portfolio's investment objective is capital appreciation.

     JANUS AGGRESSIVE GROWTH PORTFOLIO

     The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.

     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

     The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.

     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

     MET/AIM SMALL CAP GROWTH PORTFOLIO

     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

     RCM GLOBAL TECHNOLOGY PORTFOLIO


     The RCM Global Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.


     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     MetLife Moderate Allocation Portfolio's investment objective is to balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.



     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO



     The Cyclical Growth and Income ETF Portfolio's investment objective is growth of capital and income.



     CYCLICAL GROWTH ETF PORTFOLIO



     The Cyclical Growth ETF Portfolio's investment objective is growth of capital.



INVESTMENT ADVICE


     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Money Market.....................................    BlackRock Advisors, Inc.
Western Asset Management U.S. Government(2)................    Western Asset Management Company(1)
BlackRock Bond Income......................................    BlackRock Advisors, Inc.
Lehman Brothers Aggregate Bond Index.......................    Metropolitan Life Insurance Company
Western Asset Management Strategic Bond Opportunities(2)...    Western Asset Management Company(1)
BlackRock Diversified......................................    BlackRock Advisors, Inc.
MFS Total Return...........................................    Massachusetts Financial Services Company
Harris Oakmark Focused Value...............................    Harris Associates L.P.
BlackRock Large Cap Value..................................    BlackRock Advisors, Inc.
Davis Venture Value........................................    Davis Selected Advisers, L.P.(3)
FI Value Leaders...........................................    Fidelity Management & Research Company
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
Neuberger Berman Mid Cap Value.............................    Neuberger Berman Management Inc.
Oppenheimer Global Equity..................................    OppenheimerFunds, Inc.
BlackRock Strategic Value..................................    BlackRock Advisors, Inc.
BlackRock Investment Trust.................................    BlackRock Advisors, Inc.
MetLife Stock Index........................................    Metropolitan Life Insurance Company
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company
MetLife Mid Cap Stock Index................................    Metropolitan Life Insurance Company
FI International Stock.....................................    Fidelity Management & Research Company
Morgan Stanley EAFE Index..................................    Metropolitan Life Insurance Company
BlackRock Legacy Large Cap Growth..........................    BlackRock Advisors, Inc.
FI Large Cap...............................................    Fidelity Management & Research Company
Jennison Growth(7).........................................    Jennison Associates LLC
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
Loomis Sayles Small Cap....................................    Loomis, Sayles & Company, L.P.
Russell 2000 Index.........................................    Metropolitan Life Insurance Company
BlackRock Aggressive Growth................................    BlackRock Advisors, Inc.
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
MetLife Conservative Allocation(4).........................    N/A(4)
MetLife Conservative to Moderate Allocation(4).............    N/A(4)
MetLife Moderate Allocation(4).............................    N/A(4)
MetLife Moderate to Aggressive Allocation(4)...............    N/A(4)
MetLife Aggressive Allocation(4)...........................    N/A(4)


------------


(1)On May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management Inc. as subadviser.



(2)Effective May 1, 2006, Salomon Brothers U.S. Government Portfolio changed its name to Western Asset Management U.S. Government Portfolio, and Salomon Brothers Strategic Bond Opportunities Portfolio changed its name to Western Asset Management Strategic Bond Opportunities Portfolio.



(3)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.



(4)Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.


     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Series Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).



PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
PIMCO Total Return.........................................    Pacific Investment Management Company
                                                               LLC
Lord Abbett Bond Debenture.................................    Lord, Abbett & Co. LLC
PIMCO Inflation Protected Bond.............................    Pacific Investment Management Company
                                                               LLC
Neuberger Berman Real Estate...............................    Neuberger Berman Management Inc.
Legg Mason Value Equity(1).................................    Legg Mason Capital Management, Inc.
Lazard Mid-Cap(3)..........................................    Lazard Asset Management LLC(2)
Harris Oakmark International...............................    Harris Associates L.P.
MFS Research International.................................    Massachusetts Financial Services Company
Janus Aggressive Growth....................................    Janus Capital Management LLC
Oppenheimer Capital Appreciation...........................    OppenheimerFunds, Inc.
T. Rowe Price Mid-Cap Growth...............................    T. Rowe Price Associates, Inc.
Met/AIM Small Cap Growth...................................    A I M Capital Management, Inc.
RCM Global Technology......................................    RCM Capital Management LLC
Cyclical Growth and Income ETF.............................    Gallatin Asset Management, Inc.
Cyclical Growth ETF........................................    Gallatin Asset Management, Inc.


------------


(1)On or about April 28, 2006, the MFS Investors Trust Portfolio of the Metropolitan Fund that had been offered as an Eligible Fund through that date merged with and into the Legg Mason Value Equity Portfolio.



(2)Effective December 19, 2005, Lazard Asset Management LLC replaced A I M Capital Management, Inc. as Adviser (subadviser).



(3)Effective December 19, 2005, Met/AIM Mid Cap Core Equity Portfolio changed its name to Lazard Mid-Cap Portfolio.



     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.



     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.



PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond
American Funds Growth-Income...............................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A



     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.



     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS



     An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Eligible Funds. The amount of the compensation is not deducted from Eligible Fund assets and does not decrease the Eligible Fund's investment return. The amount of the compensation is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.



     We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Fund. We may benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)



     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") The payments are deducted from assets of the Eligible Funds and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the Eligible Fund's investment return.



     We select the Eligible Funds offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Eligible Funds based on recommendations made by selling firms. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from owners.



     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")



SHARE CLASSES OF THE ELIGIBLE FUNDS



     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:



    -- For the Metropolitan Fund, we offer Class A shares of the BlackRock
       Money Market, BlackRock Bond Income, Western Asset Management U.S. Government, Western Asset Management Strategic Bond Opportunities, FI Value Leaders, Davis Venture Value, BlackRock Legacy Large Cap Growth, Harris Oakmark Focused Value, Loomis Sayles Small Cap, Jennison Growth, FI International Stock, and BlackRock Strategic Value Portfolios; Class B shares of the FI Large Cap, BlackRock Diversified, T. Rowe Price Large Cap Growth, FI Mid Cap Opportunities, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, MetLife Stock Index, Neuberger Berman Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index, BlackRock Investment Trust, Metlife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, Harris Oakmark Large Cap Value and BlackRock Large Cap Value Portfolios;



    -- For the Met Investors Series Trust, we offer Class B shares for all
       Portfolios except the Harris Oakmark International Portfolio which is Class E, and the Legg Mason Value Equity Portfolio, which is Class A; and



    -- For the American Funds Insurance Series, we offer Class 2 shares only.



     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



                                 THE CONTRACTS


TRANSFER PRIVILEGE


     Transfers During the Annuity Phase. Currently, you may only make one transfer per contract year. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap subaccounts.


     --MARKET TIMING


     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).



     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Series -- Global Small Capitalization Fund, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS Research International Portfolio, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin-Templeton Small Cap Growth Portfolio, Loomis Sayles Small Cap Portfolio, Morgan Stanley EAFE Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.



     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Eligible Fund to restrict or prohibit further, purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.



     In addition, contract owners and other persons with interests in the contracts should be aware that some Eligible Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds.



     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.


     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.


     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

      -- By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

      --   Through your Registered Representative

      -- In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

      --   By fax (515) 457-4301.

      -- For transfer or reallocation of future purchase payments, by Internet at http://www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. Any request for a withdrawal over the telephone or by fax, subject to certain limitations. See "Transfer Privilege--Market Timing" for additional information on such limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.


AMOUNT OF VARIABLE ANNUITY PAYMENTS



     During the Annuity Period, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to

Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap Sub-Accounts.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition, because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate (15% in 2006) applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.


     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      --  made on or after the taxpayer reaches age 59 1/2;

      --  made on or after the death of an Owner;

      --  attributable to the taxpayer's becoming disabled;

      -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

      -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.


     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.


     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional

Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2006, $4,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.



     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


     The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2006, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.



HURRICANE RELIEF



     Distributions: Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).



     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



     Loans: Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the Sales representative. Payments to the Managing Partners may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example stock options), training allowances, supplemental salary, payments based on a percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above. Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the Sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash compensation to their Sales representatives.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.


     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.


     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                               THE FIXED ACCOUNT



     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.


                               LEGAL PROCEEDINGS


     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.


                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2005 for each Sub-Account of the New England Variable Annuity Separate Account.



                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Money Market Sub-Account
  04/19/95* to 12/31/95.................................     1.834830        1.889065            2,759
  01/01/96 to 12/31/96..................................     1.889065        1.959126            9,258
  01/01/97 to 12/31/97..................................     1.959126        2.036045            8,797
  01/01/98 to 12/31/98..................................     2.036045        2.114493           14,711
  01/01/99 to 12/31/99..................................     2.114493        2.189734           14,979
  01/01/00 to 12/31/00..................................     2.189734        2.294889           10,956
  01/01/01 to 12/31/01..................................     2.294889        2.353490           11,966
  01/01/02 to 12/31/02..................................     2.353490        2.354852           12,322
  01/01/03 to 12/31/03..................................     2.354852        2.342007            6,242
  01/01/04 to 12/31/04..................................     2.342007        2.333289            4,416
  01/01/05 to 12/31/05..................................     2.333289        2.368696            3,441
Western Asset Management U.S. Government Sub-Account(7)
  (formerly Salomon Brothers U.S. Government
  Sub-Account)
  04/19/95* to 12/31/95.................................     1.046872        1.139109            2,122
  01/01/96 to 12/31/96..................................     1.139109        1.160957            5,512
  01/01/97 to 12/31/97..................................     1.160957        1.242399            8,346
  01/01/98 to 12/31/98..................................     1.242399        1.318989           15,795
  01/01/99 to 12/31/99..................................     1.318989        1.303556           14,531
  01/01/00 to 12/31/00..................................     1.303556        1.420573           12,155
  01/01/01 to 12/31/01..................................     1.420573        1.495769           13,182
  01/01/02 to 12/31/02..................................     1.495769        1.592943           14,306
  01/01/03 to 12/31/03..................................     1.592943        1.597944           10,010
  01/01/04 to 12/31/04..................................     1.597944        1.623851            7,583
  01/01/05 to 12/31/05..................................     1.623851        1.629753            5,834
BlackRock Bond Income Sub-Account
  04/19/95* to 12/31/95.................................     2.700549        3.037039            1,299
  01/01/96 to 12/31/96..................................     3.037039        3.134109            4,588
  01/01/97 to 12/31/97..................................     3.134109        3.428788            7,595
  01/01/98 to 12/31/98..................................     3.428788        3.688741           14,529
  01/01/99 to 12/31/99..................................     3.688741        3.622325           14,185
  01/01/00 to 12/31/00..................................     3.622325        3.865022           12,000
  01/01/01 to 12/31/01..................................     3.865022        4.148726           11,591
  01/01/02 to 12/31/02..................................     4.148726        4.439035           10,326
  01/01/03 to 12/31/03..................................     4.439035        4.635857            7,849
  01/01/04 to 12/31/04..................................     4.635857        4.776225            6,091
  01/01/05 to 12/31/05..................................     4.776225        4.826075            4,782


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Lehman Brothers Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01.................................     1.077060        1.130647            1,823
  01/01/02 to 12/31/02..................................     1.130647        1.226382            3,457
  01/01/03 to 12/31/03..................................     1.226382        1.250846            2,633
  01/01/04 to 12/31/04..................................     1.250846        1.281466            2,355
  01/01/05 to 12/31/05..................................     1.281466        1.287755            2,032
Western Asset Management Strategic Bond Opportunities
  Sub-Account(7) (formerly Salomon Brothers Strategic
  Bond Opportunities Sub-Account)
  04/19/95* to 12/31/95.................................     1.031165        1.158823            1,975
  01/01/96 to 12/31/96..................................     1.158823        1.307292           11,146
  01/01/97 to 12/31/97..................................     1.307292        1.432601           23,303
  01/01/98 to 12/31/98..................................     1.432601        1.442191           34,842
  01/01/99 to 12/31/99..................................     1.442191        1.443394           30,999
  01/01/00 to 12/31/00..................................     1.443394        1.526867           25,512
  01/01/01 to 12/31/01..................................     1.526867        1.609033           22,565
  01/01/02 to 12/31/02..................................     1.609033        1.740077           18,952
  01/01/03 to 12/31/03..................................     1.740077        1.933430           16,461
  01/01/04 to 12/31/04..................................     1.933430        2.033569           13,608
  01/01/05 to 12/31/05..................................     2.033569        2.063218           10,925
BlackRock Diversified Sub-Account
  04/01/04* to 12/31/04.................................    35.648033       38.474665                5
  01/01/05 to 12/31/05..................................    38.474665       39.030259                2
MFS Total Return Sub-Account(1)
  (formerly Balanced Sub-Account)
  04/19/95* to 12/31/95.................................     1.073645        1.227281            3,848
  01/01/96 to 12/31/96..................................     1.227281        1.415482           17,356
  01/01/97 to 12/31/97..................................     1.415482        1.622453           33,627
  01/01/98 to 12/31/98..................................     1.622453        1.746518           49,657
  01/01/99 to 12/31/99..................................     1.746518        1.635868           44,498
  01/01/00 to 12/31/00..................................     1.635868        1.583103           34,052
  01/01/01 to 12/31/01..................................     1.583103        1.492281           29,176
  01/01/02 to 12/31/02..................................     1.492281        1.272895           22,180
  01/01/03 to 12/31/03..................................     1.272895        1.503906           18,686
  01/01/04 to 04/30/04..................................     1.503906        1.491745           17,780
MFS Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04.................................    38.119840       41.490362          588,362
  01/01/05 to 12/31/05..................................    41.490362       42.144039              467


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95.................................     1.201698        1.438865            2,010
  01/01/96 to 12/31/96..................................     1.438865        1.669358            9,083
  01/01/97 to 12/31/97..................................     1.669358        1.932280           15,872
  01/01/98 to 04/30/98..................................     1.932280        2.198781           17,610
  01/01/98 to 12/31/98..................................     1.932280        1.802285           19,212
  01/01/99 to 12/31/99..................................     1.802285        1.784358           16,342
  01/01/00 to 12/31/00..................................     1.784358        2.120229           14,395
  01/01/01 to 12/31/01..................................     2.120229        2.672703           17,343
  01/01/02 to 12/31/02..................................     2.672703        2.403843           15,743
  01/01/03 to 12/31/03..................................     2.403843        3.146117           13,696
  01/01/04 to 12/31/04..................................     3.146117        3.412124           11,273
  01/01/05 to 12/31/05..................................     3.412124        3.702507            8,748
BlackRock Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.000000        0.792674              128
  01/01/03 to 12/31/03..................................     0.792674        1.058977              362
  01/01/04 to 12/31/04..................................     1.058977        1.183913              529
  01/01/05 to 12/31/05..................................     1.183913        1.234553              506
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95.................................     1.071598        1.323183            3,798
  01/01/96 to 12/31/96..................................     1.323183        1.642613           17,783
  01/01/97 to 12/31/97..................................     1.642613        2.163463           39,083
  01/01/98 to 12/31/98..................................     2.163463        2.442138           57,831
  01/01/99 to 12/31/99..................................     2.442138        2.831476           58,967
  01/01/00 to 12/31/00..................................     2.831476        3.058670           56,016
  01/01/01 to 12/31/01..................................     3.058670        2.681119           48,321
  01/01/02 to 12/31/02..................................     2.681119        2.212079           38,529
  01/01/03 to 12/31/03..................................     2.212079        2.856131           32,039
  01/01/04 to 12/31/04..................................     2.856131        3.166266           26,622
  01/01/05 to 12/31/05..................................     3.166266        3.445613           21,160
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95.................................     1.193057        1.485762            2,885
  01/01/96 to 12/31/96..................................     1.485762        1.730922            9,527
  01/01/97 to 12/31/97..................................     1.730922        2.279329           18,638
  01/01/98 to 12/31/98..................................     2.279329        2.798615           35,465
  01/01/99 to 12/31/99..................................     2.798615        3.019311           40,407
  01/01/00 to 12/31/00..................................     3.019311        2.825493           33,874
  01/01/01 to 12/31/01..................................     2.825493        2.399187           27,130
  01/01/02 to 12/31/02..................................     2.399187        1.906333           20,628
  01/01/03 to 12/31/03..................................     1.906333        2.387056           16,145
  01/01/04 to 12/31/04..................................     2.387056        2.678230           13,091
  01/01/05 to 12/31/05..................................     2.678230        2.925027           10,163


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Harris Oakmark Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.186098        0.973174              834
  01/01/03 to 12/31/03..................................     0.973174        1.203425            1,137
  01/01/04 to 12/31/04..................................     1.203425        1.321295            1,194
  01/01/05 to 12/31/05..................................     1.321295        1.283517            1,083
Neuberger Berman Mid Cap Value Sub-Account
  05/01/01* to 12/31/01.................................     1.542542        1.503118               80
  01/01/02 to 12/31/02..................................     1.503118        1.335950              677
  01/01/03 to 12/31/03..................................     1.335950        1.794695              823
  01/01/04 to 12/31/04..................................     1.794695        2.171797            1,209
  01/01/05 to 12/31/05..................................     2.171797        2.398337            1,532
Oppenheimer Global Equity Sub-Account
  05/01/04* to 12/31/04.................................    12.798623       14.768490                1
  01/01/05 to 12/31/05..................................    14.768490       16.899352                7
BlackRock Strategic Value Sub-Account
  01/22/01* to 12/31/01.................................     1.234067        1.400918            4,563
  01/01/02 to 12/31/02..................................     1.400918        1.087462            6,425
  01/01/03 to 12/31/03..................................     1.087462        1.610821            6,085
  01/01/04 to 12/31/04..................................     1.610821        1.832998            5,774
  01/01/05 to 12/31/05..................................     1.832998        1.883604            4,282
BlackRock Investment Trust Sub-Account
  05/01/01* to 12/31/01.................................     7.438047        6.526184               15
  01/01/02 to 12/31/02..................................     6.526184        4.746347               15
  01/01/03 to 12/31/03..................................     4.746347        6.083176               18
  01/01/04 to 12/31/04..................................     6.083176        6.637413               20
  01/01/05 to 12/31/05..................................     6.637413        6.765857               13
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     4.149787        3.528064              491
  01/01/02 to 12/31/02..................................     3.528064        2.696977              795
  01/01/03 to 12/31/03..................................     2.696977        3.402464              845
  01/01/04 to 12/31/04..................................     3.402464        3.701757              723
  01/01/05 to 12/31/05..................................     3.701757        3.812071              643
Legg Mason Value Equity Sub-Account
  (formerly MFS Investors Trust Sub-Accounts and, before
  that, MFS Research Managers Sub-Account)(2)
  07/01/99* to 12/31/99.................................     1.058573        1.187199            1,847
  01/01/00 to 12/31/00..................................     1.187199        1.128742            8,233
  01/01/01 to 12/31/01..................................     1.128742        0.880195            5,193
  01/01/02 to 12/31/02..................................     0.880195        0.658956            3,627
  01/01/03 to 12/31/03..................................     0.658956        0.806814            3,018
  01/01/04 to 04/30/04..................................     0.806814        0.822299            2,883


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Legg Mason Value Equity Sub-Account(9)
  (formerly MFS Investors Trust Sub-Account
  07/01/99* to 12/31/99.................................     1.025647        1.019236            2,303
  01/01/00 to 12/31/00..................................     1.019236        1.004142            3,719
  01/01/01 to 12/31/01..................................     1.004142        0.832779            3,188
  01/01/02 to 12/31/02..................................     0.832779        0.655545            2,445
  01/01/03 to 12/31/03..................................     0.655545        0.788060            1,763
  01/01/04 to 12/31/04..................................     0.788060        0.865864            3,733
  01/01/05 to 12/31/05..................................     0.865864        0.916386            3,102
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01.................................     2.599143        1.552375              593
  01/01/02 to 12/31/02..................................     1.552375        1.084732              299
  01/01/03 to 12/31/03..................................     1.084732        1.437015              337
  01/01/04 to 12/31/04..................................     1.437015        1.656255              581
  01/01/05 to 12/31/05..................................     1.656255        1.742990              401
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02.................................     1.000000        0.810636               16
  01/01/03 to 12/31/03..................................     0.810636        1.136382              222
  01/01/04 to 04/30/04..................................     1.136382        1.126280              288
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     1.036337        1.030603              688
  01/01/02 to 12/31/02..................................     1.030603        0.863156              764
  01/01/03 to 12/31/03..................................     0.863156        1.145805              925
  01/01/04 to 12/31/04..................................     1.145805        1.308103            1,018
  01/01/05 to 12/31/05..................................     1.308103        1.445754            1,012
FI International Stock Sub-Account(5)
  (formerly Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95.................................     1.219265        1.264600            2,523
  01/01/96 to 12/31/96..................................     1.264600        1.330771           10,944
  01/01/97 to 12/31/97..................................     1.330771        1.295867           18,722
  01/01/98 to 12/31/98..................................     1.295867        1.371486           24,795
  01/01/99 to 12/31/99..................................     1.371486        1.686150           23,222
  01/01/00 to 12/31/00..................................     1.686150        1.493953           24,922
  01/01/01 to 12/31/01..................................     1.493953        1.170310           21,118
  01/01/02 to 12/31/02..................................     1.170310        0.952605           16,851
  01/01/03 to 12/31/03..................................     0.952605        1.203392           13,909
  01/01/04 to 12/31/04..................................     1.203392        1.403215           11,323
  01/01/05 to 12/31/05..................................     1.403215        1.633696            9,164
Morgan Stanley EAFE Index Sub-Account
  01/22/01* to 12/31/01.................................     1.102261        0.852904              430
  01/01/02 to 12/31/02..................................     0.852904        0.700428              790
  01/01/03 to 12/31/03..................................     0.700428        0.948112              931
  01/01/04 to 12/31/04..................................     0.948112        1.115629            1,104
  01/01/05 to 12/31/05..................................     1.115629        1.243057              930


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/95* to 12/31/95.................................     1.091430        1.402375            3,908
  01/01/96 to 12/31/96..................................     1.402375        1.565675           18,547
  01/01/97 to 12/31/97..................................     1.565675        1.940577           32,284
  01/01/98 to 12/31/98..................................     1.940577        2.829403           49,761
  01/01/99 to 12/31/99..................................     2.829403        3.744249           56,626
  01/01/00 to 12/31/00..................................     3.744249        3.188694           53,630
  01/01/01 to 12/31/01..................................     3.188694        2.767486           43,123
  01/01/02 to 12/31/02..................................     2.767486        1.824580           32,418
  01/01/03 to 12/31/03..................................     1.824580        2.432889           26,070
  01/01/04 to 12/31/04..................................     2.432889        2.611739           20,867
  01/01/05 to 12/31/05..................................     2.611739        2.757292           16,284
Jennison Growth Sub-Account(8)
  (formerly Met/Putnam Voyager Sub-Account)
  05/01/00* to 12/31/00.................................     1.000000        0.723482            1,745
  01/01/01 to 12/31/01..................................     0.723482        0.493718            2,323
  01/01/02 to 12/31/02..................................     0.493718        0.346263            1,943
  01/01/03 to 12/31/03..................................     0.346263        0.430125            1,673
  01/01/04 to 12/31/04..................................     0.430125        0.445480            1,294
  01/01/05 to 04/30/05..................................     0.445480        0.410028            1,066
Jennison Growth Sub-Account
  05/01/05 to 12/31/05..................................     0.411193        0.495120              820
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.119764        1.213800              379
  01/01/05 to 12/31/05..................................     1.213800        1.273345              690
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95.................................     1.010468        1.219226            2,427
  01/01/96 to 12/31/96..................................     1.219226        1.571807            9,083
  01/01/97 to 12/31/97..................................     1.571807        1.936137           26,450
  01/01/98 to 12/31/98..................................     1.936137        1.877786           35,171
  01/01/99 to 12/31/99..................................     1.877786        2.440858           30,705
  01/01/00 to 12/31/00..................................     2.440858        2.534666           12,155
  01/01/01 to 12/31/01..................................     2.534666        2.279741           26,119
  01/01/02 to 12/31/02..................................     2.279741        1.764311           19,731
  01/01/03 to 12/31/03..................................     1.764311        2.375446           16,319
  01/01/04 to 12/31/04..................................     2.375446        2.727533           13,564
  01/01/05 to 12/31/05..................................     2.727533        2.877461           10,924
Russell 2000 Index Sub-Account
  01/22/01* to 12/31/01.................................     1.202699        1.186357              745
  01/01/02 to 12/31/02..................................     1.186357        0.929122            1,086
  01/01/03 to 12/31/03..................................     0.929122        1.335704            1,243
  01/01/04 to 12/31/04..................................     1.335704        1.547069            1,268
  01/01/05 to 12/31/05..................................     1.547069        1.592021            1,161


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account
  05/01/04* to 12/31/04.................................    33.837186       37.527489               --
  01/01/05 to 12/31/05..................................    37.527489       40.888321                0
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     1.000000        0.880003              645
  01/01/02 to 12/31/02..................................     0.880003        0.624736              823
  01/01/03 to 12/31/03..................................     0.624736        0.891284            1,340
  01/01/04 to 12/31/04..................................     0.891284        0.977320            1,278
  01/01/05 to 12/31/05..................................     0.977320        1.006592              806
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.242603        1.325197               28
  01/01/05 to 12/31/05..................................     1.325197        1.447557               90
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01.................................     1.001008        1.054196            1,690
  01/01/02 to 12/31/02..................................     1.054196        1.136808            8,272
  01/01/03 to 12/31/03..................................     1.136808        1.169859            7,285
  01/01/04 to 12/31/04..................................     1.169859        1.211615            6,170
  01/01/05 to 12/31/05..................................     1.211615        1.222281            4,692
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01.................................     1.389438        1.374719              103
  01/01/02 to 12/31/02..................................     1.374719        1.348509              616
  01/01/03 to 12/31/03..................................     1.348509        1.585323            1,265
  01/01/04 to 12/31/04..................................     1.585323        1.691738            1,162
  01/01/05 to 12/31/05..................................     1.691738        1.694040              986
Neuberger Berman Real Estate Sub-Account
  05/01/94* to 12/31/04.................................     9.99889042     12.83794828            124
  01/01/05 to 12/31/05..................................    12.833645       14.349118               76
Lazard Mid-Cap Sub-Account(6)
  (formerly Met/AIM Mid-Cap Core Equity Sub-Account)
  05/01/02* to 12/31/02.................................     1.140016        0.967182              166
  01/01/03 to 12/31/03..................................     0.967182        1.203979              321
  01/01/04 to 12/31/04..................................     1.203979        1.358861              400
  01/01/05 to 12/31/05..................................     1.358861        1.448732              294
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02.................................     1.059909        0.884317               17
  01/01/03 to 12/31/03..................................     0.884317        1.179141              322
  01/01/04 to 12/31/04..................................     1.179141        1.403956            1,417
  01/01/05 to 12/31/05..................................     1.403956        1.582899            1,626
MFS Research International Sub-Account
  05/01/01* to 12/31/01.................................     0.972280        0.848201              201
  01/01/02 to 12/31/02..................................     0.848201        0.738048              313
  01/01/03 to 12/31/03..................................     0.738048        0.961525              518
  01/01/04 to 12/31/04..................................     0.961525        1.134143              840
  01/01/05 to 12/31/05..................................     1.134143        1.302739              992


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Janus Aggressive Growth Sub-Account(10)
  (formerly Janus Growth Sub-Account)
  05/01/01* to 12/31/01.................................     1.000000        0.774950              467
  01/01/02 to 12/31/02..................................     0.774950        0.528917              448
  01/01/03 to 12/31/03..................................     0.528917        0.677855              480
  01/01/04 to 12/31/04..................................     0.677855        0.725187              298
  01/01/05 to 12/31/05..................................     0.725187        0.812625              408
Oppenheimer Capital Appreciation Sub-Account
  05/01/05 to 12/31/05..................................     7.964216        8.650849                1
T. Rowe Price Mid-Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     0.981160        0.824101              678
  01/01/02 to 12/31/02..................................     0.824101        0.455019            1,467
  01/01/03 to 12/31/03..................................     0.455019        0.613403            2,378
  01/01/04 to 12/31/04..................................     0.613403        0.713018            3,130
  01/01/05 to 12/31/05..................................     0.713018        0.806381            2,310
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02.................................     1.122499        0.847816              248
  01/01/03 to 12/31/03..................................     0.847816        1.161543              395
  01/01/04 to 12/31/04..................................     1.161543        1.219639              334
  01/01/05 to 12/31/05..................................     1.219639        1.302794              161
RCM Global Technology Sub-Account
  05/01/01* to 12/31/01.................................     0.822604        0.609654              343
  01/01/02 to 12/31/02..................................     0.609654        0.296337              388
  01/01/03 to 12/31/03..................................     0.296337        0.460681            1,379
  01/01/04 to 12/31/04..................................     0.460681        0.434889              741
  01/01/05 to 12/31/05..................................     0.434889        0.476338              525
American Funds Growth-Income Sub-Account
  05/01/01* to 12/31/01.................................     8.544177        8.240125              524
  01/01/02 to 12/31/02..................................     8.240125        6.621684              865
  01/01/03 to 12/31/03..................................     6.621684        8.629786            1,100
  01/01/04 to 12/31/04..................................     8.629786        9.373505            1,145
  01/01/05 to 12/31/05..................................     9.373505        9.763169              953
American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01.................................     1.478936        1.345023              406
  01/01/02 to 12/31/02..................................     1.345023        1.071466              620
  01/01/03 to 12/31/03..................................     1.071466        1.618923              767
  01/01/04 to 12/31/04..................................     1.618923        1.925838              864
  01/01/05 to 12/31/05..................................     1.925838        2.375872              908
American Funds Growth Sub-Account
  05/01/01* to 12/31/01.................................    13.039200       11.078414              298
  01/01/02 to 12/31/02..................................    11.078414        8.236223              640
  01/01/03 to 12/31/03..................................     8.236223       11.089070              841
  01/01/04 to 12/31/04..................................    11.089070       12.276345              905
  01/01/05 to 12/31/05..................................    12.276345       14.038347              783


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
MetLife Conservative Allocation Sub-Account
  05/01/05 to 12/31/05..................................     9.998890       10.303196               --
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/05 to 12/31/05..................................     9.998890       10.521194                3
MetLife Moderate Allocation Sub-Account
  05/01/05 to 12/31/05..................................     9.998890       10.752070               33
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/05 to 12/31/05..................................     9.998890       10.978002               23
MetLife Aggressive Sub-Account
  05/01/05 to 12/31/05..................................     9.998890       11.154317                0


------------

 * Date on which the Sub-account first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.


 (2) Previously, MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio. On or about April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio.


 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution.


 (6) Effective December 19, 2005, Met/AIM Mid Cap Core Equity Portfolio changed its name to Lazard Mid Cap Portfolio and Lazard Asset Investment LLC replaced AIM Capital Management, Inc. as Subadviser.



 (7) Effective May 1, 2006, Salomon Brothers U.S. Government Portfolio changed its name to Western Asset Management U.S. Government Portfolio, and Salomon Brothers Strategic Bond Opportunities Portfolio changed its name to Western Asset Management Strategic Bond Opportunities Portfolio. On May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management as Subadviser.


 (8) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.


 (9) On or about April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio.



(10) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the accumulation unit value history of the Janus Growth Sub-Account through the date of the merger.

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                    CONTRACTS USED
                                                  WITH TAX QUALIFIED   ALL OTHER
JURISDICTION                                       RETIREMENT PLANS    CONTRACTS
------------                                      ------------------   ---------
California                                               0.50%*          2.35%
Maine                                                      --            2.00%
Nevada                                                     --            3.50%
South Dakota                                               --            1.25%
West Virginia                                            1.00%           1.00%
Wyoming                                                    --            1.00%

------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                         FOR THE AMERICAN GROWTH SERIES


                                                                PAGE
                                                                -----
THE COMPANY AND THE VARIABLE ACCOUNT........................    II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................    II-3
INVESTMENT ADVICE...........................................    II-3
DISTRIBUTION OF THE CONTRACTS...............................    II-5
CALCULATION OF PERFORMANCE DATA.............................    II-6
CALCULATION OF YIELDS.......................................    II-6
NET INVESTMENT FACTOR.......................................    II-8
ANNUITY PAYMENTS............................................    II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........    II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........    II-10
THE FIXED ACCOUNT...........................................    II-11
TAX STATUS OF THE CONTRACTS.................................    II-11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............    II-12
LEGAL MATTERS...............................................    II-12
FINANCIAL STATEMENTS........................................    1


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:
                                   Name
      -------------------------             --------------------------------------
      Contract Number                       --------------------------------------
                                   Address  --------------------------------------
      -------------------------             Zip
      Signature

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                             AMERICAN GROWTH SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                  MAY 1, 2006



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated May 1, 2006 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.



VA-405-06

                               TABLE OF CONTENTS


                                                              PAGE
                                                              -----
THE COMPANY AND THE VARIABLE ACCOUNT........................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................   II-3
INVESTMENT ADVICE...........................................   II-3
DISTRIBUTION OF THE CONTRACTS...............................   II-5
CALCULATION OF PERFORMANCE DATA.............................   II-6
CALCULATION OF YIELDS.......................................   II-6
NET INVESTMENT FACTOR.......................................   II-8
ANNUITY PAYMENTS............................................   II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........  II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........  II-10
THE FIXED ACCOUNT...........................................  II-11
TAX STATUS OF THE CONTRACTS.................................  II-11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............  II-12
LEGAL MATTERS...............................................  II-12
FINANCIAL STATEMENTS........................................      1

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company (the "Company"). The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998. The Company is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


     MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2005, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.


          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

     Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.

                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series which was formerly the FI Structured Equity Portfolio and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly known as the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005.

     On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio of the Metropolitan Fund.


     On or about April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio.


     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio on December 1, 2000, and was formerly known as the Dracott International Equity Series) was Draycott Partners, Ltd. Until May 1, 1997, when Morgan Asset Management Inc. became the subadviser.

     On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Research & Management Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Investment Trust Portfolio (formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On or about April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.

     The subadviser to the Western Asset Management US Government Portfolio (formerly, Salomon Brothers US Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.


     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:


     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.


     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, the State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The sub-adviser to the RCM Global Technology Portfolio (formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Global Adviser became the sub-adviser.


     The subadviser to the Lazard Mid-Cap Portfolio (formerly, MET/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.


                         DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

     New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                                                          AGGREGATE AMOUNT OF
                                                                        COMMISSIONS RETAINED BY
                                                 AGGREGATE AMOUNT OF   DISTRIBUTOR AFTER PAYMENTS
                                                 COMMISSIONS PAID TO   TO ITS REGISTERED PERSONS
FISCAL YEAR                                         DISTRIBUTOR*           AND SELLING FIRMS
-----------                                      -------------------   --------------------------
2002...........................................      $ 2,052,932                   $0
2003...........................................      $ 1,105,604                   $0
2004...........................................      $ 1,056,743                   $0
2005...........................................      $   771,864                   $0


---------------

* Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

     We may provide illustrations of hypothetical average annual total returns for each Sub-Account, based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. AVERAGE ANNUAL TOTAL RETURNS WILL BE PROVIDED FOR A SUB-ACCOUNT FOR 1, 5 AND 10 YEARS, OR FOR A SHORTER PERIOD, IF APPLICABLE.

     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

     Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may also show daily Unit Values for each Sub-Account in advertising and sales literature, including our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Sub-Account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-Account value by the Sub-Account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-Account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and
(2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

     The current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Money Market Sub-Account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Sub-Account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Sub-Account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Sub-Account may also be presented for periods other than a 7-day period.

OTHER SUB-ACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-Accounts (other than the BlackRock Money Market Sub-Account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-Account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-Account units less Sub-Account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30

Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

     The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-Account's units.

ES = expenses of the subaccount for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Money Market Sub-Account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

     The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

     The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

     The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate.
The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is ..9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

     The illustrations show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

     The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Interest Rate
(AIR) of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     The illustrations show the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.


     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or
(2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.


     If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the State Street Research Money Market Sub-Account instead.

     We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant were the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
(b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



     The financial statements of New England Variable Annuity Separate Account and New England Life Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts in certain insurance products as required by new accounting guidance which became effective on January 1, 2004, and recorded the impact as a cumulative effect of changes in accounting principles. In addition, the Company changed its method of accounting for mandatorily redeemable preferred stock as required by new accounting guidance which was adopted as of January 1, 2004), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.



                                 LEGAL MATTERS



     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                 ANNUAL REPORT

                                       OF

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                                       OF

                       NEW ENGLAND LIFE INSURANCE COMPANY

                               DECEMBER 31, 2005

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of New England Variable Annuity Separate Account and the Board of Directors of New England Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the subaccounts (as disclosed in Note 1 to the financial statements) comprising New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company ("NELICO") as of December 31, 2005, and the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts comprising the Separate Account of NELICO as of December 31, 2005, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, Florida
March 22, 2006

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2005

                                         BLACKROCK           BLACKROCK          HARRIS OAKMARK              FI
                                        BOND INCOME        MONEY MARKET          FOCUSED VALUE         VALUE LEADERS
                                         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       --------------   -------------------   -------------------   -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
BlackRock Bond Income Portfolio
 (1,913,302 Shares; cost
 $209,907,146).......................  $  209,877,016     $           --        $           --        $           --
BlackRock Money Market Portfolio
 (1,040,510 Shares; cost
 $104,050,949).......................              --        104,050,959                    --                    --
Harris Oakmark Focused Value
 Portfolio
 (1,290,031 Shares; cost
 $247,439,684).......................              --                 --           339,520,562                    --
FI Value Leaders Portfolio
 (504,228 Shares; cost
 $94,830,508)........................              --                 --                    --            97,286,190
Loomis Sayles Small Cap Portfolio
 (581,743 Shares; cost
 $114,563,109).......................              --                 --                    --                    --
Salomon Brothers U.S. Government
 Portfolio
 (11,983,463 Shares; cost
 $146,145,946).......................              --                 --                    --                    --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (13,137,596 Shares; cost
 $158,384,698).......................              --                 --                    --                    --
MFS Total Return Portfolio
 (712,846 Shares; cost
 $96,655,802)........................              --                 --                    --                    --
BlackRock Legacy Large Cap Growth
 Portfolio
 (8,318,185 Shares; cost
 $206,211,103).......................              --                 --                    --                    --
Davis Venture Value Portfolio
 (15,478,481 Shares; cost
 $391,736,005).......................              --                 --                    --                    --
MFS Investors Trust Portfolio
 (3,761,302 Shares; cost
 $30,148,050)........................              --                 --                    --                    --
Jennison Growth Portfolio
 (1,059,797 Shares; cost
 $10,868,245)........................              --                 --                    --                    --
FI International Stock Portfolio
 (7,956,683 Shares; cost
 $69,272,112)........................              --                 --                    --                    --
BlackRock Strategic Value Portfolio
 (10,707,574 Shares; cost
 $156,401,873).......................              --                 --                    --                    --
FI Mid Cap Opportunities Portfolio
 (1,583,527 Shares; cost
 $21,779,692)........................              --                 --                    --                    --
Russell 2000 Index Portfolio
 (4,085,784 Shares; cost
 $45,593,136)........................              --                 --                    --                    --
MetLife Stock Index Portfolio
 (2,746,415 Shares; cost
 $73,796,769)........................              --                 --                    --                    --
Franklin Templeton Small Cap Growth
 Portfolio
 (3,038,431 Shares; cost
 $25,080,311)........................              --                 --                    --                    --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (3,984,606 Shares; cost
 $70,608,520)........................              --                 --                    --                    --
Harris Oakmark Large Cap Value
 Portfolio
 (5,248,962 Shares; cost
 $61,955,967)........................              --                 --                    --                    --
BlackRock Large Cap Value Portfolio
 (2,159,239 Shares; cost
 $23,763,137)........................              --                 --                    --                    --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (7,722,547 Shares; cost
 $83,177,250)........................              --                 --                    --                    --
Morgan Stanley EAFE Index Portfolio
 (3,883,865 Shares; cost
 $35,443,749)........................              --                 --                    --                    --
MetLife Mid Cap Stock Index Portfolio
 (3,286,607 Shares; cost
 $36,453,404)........................              --                 --                    --                    --
BlackRock Investment Trust Portfolio
 (641,587 Shares; cost
 $14,307,978)........................              --                 --                    --                    --
T. Rowe Price Large Cap Growth
 Portfolio
 (1,640,902 Shares; cost
 $20,331,935)........................              --                 --                    --                    --
T. Rowe Price Small Cap Growth
 Portfolio
 (288,294 Shares; cost $3,904,792)...              --                 --                    --                    --
Oppenheimer Global Equity Portfolio
 (420,640 Shares; cost $5,721,272)...              --                 --                    --                    --
BlackRock Aggressive Growth Portfolio
 (129,320 Shares; cost $2,506,330)...              --                 --                    --                    --
BlackRock Diversified Portfolio
 (267,676 Shares; cost $4,136,297)...              --                 --                    --                    --
                                       --------------     --------------        --------------        --------------
Total Investments....................     209,877,016        104,050,959           339,520,562            97,286,190
Cash and Accounts Receivable.........           5,866              2,578                 2,395                 8,810
                                       --------------     --------------        --------------        --------------
Total Assets.........................     209,882,882        104,053,537           339,522,957            97,295,000
LIABILITIES:
Due to New England Life Insurance
 Company.............................              --                 --                    --                    --
                                       --------------     --------------        --------------        --------------
NET ASSETS...........................  $  209,882,882     $  104,053,537        $  339,522,957        $   97,295,000
                                       ==============     ==============        ==============        ==============
Units Outstanding (In Thousands).....          45,218             46,087                93,231                33,513
Unit Fair Value......................  $3.78 to $4.83     $1.85 to $2.37        $3.20 to $3.73        $2.55 to $2.95


                                          LOOMIS SAYLES       SALOMON BROTHERS           SALOMON BROTHERS
                                            SMALL CAP          U.S. GOVERNMENT     STRATEGIC BOND OPPORTUNITIES
                                           SUBACCOUNT            SUBACCOUNT                 SUBACCOUNT
                                       -------------------   -------------------   ----------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
BlackRock Bond Income Portfolio
 (1,913,302 Shares; cost
 $209,907,146).......................    $           --        $           --             $           --
BlackRock Money Market Portfolio
 (1,040,510 Shares; cost
 $104,050,949).......................                --                    --                         --
Harris Oakmark Focused Value
 Portfolio
 (1,290,031 Shares; cost
 $247,439,684).......................                --                    --                         --
FI Value Leaders Portfolio
 (504,228 Shares; cost
 $94,830,508)........................                --                    --                         --
Loomis Sayles Small Cap Portfolio
 (581,743 Shares; cost
 $114,563,109).......................       135,071,236                    --                         --
Salomon Brothers U.S. Government
 Portfolio
 (11,983,463 Shares; cost
 $146,145,946).......................                --           146,025,231                         --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (13,137,596 Shares; cost
 $158,384,698).......................                --                    --                166,715,113
MFS Total Return Portfolio
 (712,846 Shares; cost
 $96,655,802)........................                --                    --                         --
BlackRock Legacy Large Cap Growth
 Portfolio
 (8,318,185 Shares; cost
 $206,211,103).......................                --                    --                         --
Davis Venture Value Portfolio
 (15,478,481 Shares; cost
 $391,736,005).......................                --                    --                         --
MFS Investors Trust Portfolio
 (3,761,302 Shares; cost
 $30,148,050)........................                --                    --                         --
Jennison Growth Portfolio
 (1,059,797 Shares; cost
 $10,868,245)........................                --                    --                         --
FI International Stock Portfolio
 (7,956,683 Shares; cost
 $69,272,112)........................                --                    --                         --
BlackRock Strategic Value Portfolio
 (10,707,574 Shares; cost
 $156,401,873).......................                --                    --                         --
FI Mid Cap Opportunities Portfolio
 (1,583,527 Shares; cost
 $21,779,692)........................                --                    --                         --
Russell 2000 Index Portfolio
 (4,085,784 Shares; cost
 $45,593,136)........................                --                    --                         --
MetLife Stock Index Portfolio
 (2,746,415 Shares; cost
 $73,796,769)........................                --                    --                         --
Franklin Templeton Small Cap Growth
 Portfolio
 (3,038,431 Shares; cost
 $25,080,311)........................                --                    --                         --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (3,984,606 Shares; cost
 $70,608,520)........................                --                    --                         --
Harris Oakmark Large Cap Value
 Portfolio
 (5,248,962 Shares; cost
 $61,955,967)........................                --                    --                         --
BlackRock Large Cap Value Portfolio
 (2,159,239 Shares; cost
 $23,763,137)........................                --                    --                         --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (7,722,547 Shares; cost
 $83,177,250)........................                --                    --                         --
Morgan Stanley EAFE Index Portfolio
 (3,883,865 Shares; cost
 $35,443,749)........................                --                    --                         --
MetLife Mid Cap Stock Index Portfolio
 (3,286,607 Shares; cost
 $36,453,404)........................                --                    --                         --
BlackRock Investment Trust Portfolio
 (641,587 Shares; cost
 $14,307,978)........................                --                    --                         --
T. Rowe Price Large Cap Growth
 Portfolio
 (1,640,902 Shares; cost
 $20,331,935)........................                --                    --                         --
T. Rowe Price Small Cap Growth
 Portfolio
 (288,294 Shares; cost $3,904,792)...                --                    --                         --
Oppenheimer Global Equity Portfolio
 (420,640 Shares; cost $5,721,272)...                --                    --                         --
BlackRock Aggressive Growth Portfolio
 (129,320 Shares; cost $2,506,330)...                --                    --                         --
BlackRock Diversified Portfolio
 (267,676 Shares; cost $4,136,297)...                --                    --                         --
                                         --------------        --------------             --------------
Total Investments....................       135,071,236           146,025,231                166,715,113
Cash and Accounts Receivable.........             2,250                   341                        138
                                         --------------        --------------             --------------
Total Assets.........................       135,073,486           146,025,572                166,715,251
LIABILITIES:
Due to New England Life Insurance
 Company.............................                --                    --                         --
                                         --------------        --------------             --------------
NET ASSETS...........................    $  135,073,486        $  146,025,572             $  166,715,251
                                         ==============        ==============             ==============
Units Outstanding (In Thousands).....            47,345                91,017                     81,967
Unit Fair Value......................    $2.54 to $2.90        $1.44 to $1.64             $1.83 to $2.08



                       See Notes to Financial Statements.

           MFS         BLACKROCK LEGACY          DAVIS                 MFS            JENNISON              FI
      TOTAL RETURN     LARGE CAP GROWTH      VENTURE VALUE       INVESTORS TRUST       GROWTH       INTERNATIONAL STOCK
       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
       ----------      ----------------   --------------------   ---------------   --------------   -------------------
     $            --    $           --       $           --      $           --    $           --     $           --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
         104,827,433                --                   --                  --                --                 --
                  --       180,033,319                   --                  --                --                 --
                  --                --          477,054,509                  --                --                 --
                  --                --                   --          36,754,496                --                 --
                  --                --                   --                  --        13,107,996                 --
                  --                --                   --                  --                --        106,708,530
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
                  --                --                   --                  --                --                 --
     ---------------    --------------       --------------      --------------    --------------     --------------
         104,827,433       180,033,319          477,054,509          36,754,496        13,107,996        106,708,530
                 548             4,857                8,172               8,016             2,817                708
     ---------------    --------------       --------------      --------------    --------------     --------------
         104,827,981       180,038,176          477,062,681          36,762,512        13,110,813        106,709,238
                  --                --                   --                  --                --                 --
     ---------------    --------------       --------------      --------------    --------------     --------------
     $   104,827,981    $  180,038,176       $  477,062,681      $   36,762,512    $   13,110,813     $  106,709,238
     ===============    ==============       ==============      ==============    ==============     ==============
              14,112            65,762              140,200              39,359            26,630             66,229
     $3.49 to $42.14    $2.45 to $2.77       $3.05 to $3.47      $ .86 to $9.14    $0.47 to $0.50     $1.39 to $1.65


        BLACKROCK               FI
     STRATEGIC VALUE   MID CAP OPPORTUNITIES
       SUBACCOUNT           SUBACCOUNT
     ---------------   ---------------------
     $           --       $           --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
        197,381,810                   --
                 --           27,125,813
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
                 --                   --
     --------------       --------------
        197,381,810           27,125,813
                911                   --
     --------------       --------------
        197,382,721           27,125,813
                 --                 (765)
     --------------       --------------
     $  197,382,721       $   27,125,048
     ==============       ==============
            105,507               15,576
     $1.78 to $1.89       $1.62 to $1.77

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2005

                                        RUSSELL 2000       METLIFE       FRANKLIN TEMPLETON   NEUBERGER BERMAN   HARRIS OAKMARK
                                           INDEX         STOCK INDEX      SMALL CAP GROWTH     MID CAP VALUE     LARGE CAP VALUE
                                         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                       --------------   --------------   ------------------   ----------------   ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
BlackRock Bond Income Portfolio
 (1,913,302 Shares; cost
 $209,907,146).......................  $           --   $           --     $           --      $           --    $           --
BlackRock Money Market Portfolio
 (1,040,510 Shares; cost
 $104,050,949).......................              --               --                 --                  --                --
Harris Oakmark Focused Value
 Portfolio
 (1,290,031 Shares; cost
 $247,439,684).......................              --               --                 --                  --                --
FI Value Leaders Portfolio
 (504,228 Shares; cost
 $94,830,508)........................              --               --                 --                  --                --
Loomis Sayles Small Cap Portfolio
 (581,743 Shares; cost
 $114,563,109).......................              --               --                 --                  --                --
Salomon Brothers U.S. Government
 Portfolio
 (11,983,463 Shares; cost
 $146,145,946).......................              --               --                 --                  --                --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (13,137,596 Shares; cost
 $158,384,698).......................              --               --                 --                  --                --
MFS Total Return Portfolio
 (712,846 Shares; cost
 $96,655,802)........................              --               --                 --                  --                --
BlackRock Legacy Large Cap Growth
 Portfolio
 (8,318,185 Shares; cost
 $206,211,103).......................              --               --                 --                  --                --
Davis Venture Value Portfolio
 (15,478,481 Shares; cost
 $391,736,005).......................              --               --                 --                  --                --
MFS Investors Trust Portfolio
 (3,761,302 Shares; cost
 $30,148,050)........................              --               --                 --                  --                --
Jennison Growth Portfolio
 (1,059,797 Shares; cost
 $10,868,245)........................              --               --                 --                  --                --
FI International Stock Portfolio
 (7,956,683 Shares; cost
 $69,272,112)........................              --               --                 --                  --                --
BlackRock Strategic Value Portfolio
 (10,707,574 Shares; cost
 $156,401,873).......................              --               --                 --                  --                --
FI Mid Cap Opportunities Portfolio
 (1,583,527 Shares; cost
 $21,779,692)........................              --               --                 --                  --                --
Russell 2000 Index Portfolio
 (4,085,784 Shares; cost
 $45,593,136)........................      56,097,823               --                 --                  --                --
MetLife Stock Index Portfolio
 (2,746,415 Shares; cost
 $73,796,769)........................              --       89,011,326                 --                  --                --
Franklin Templeton Small Cap Growth
 Portfolio
 (3,038,431 Shares; cost
 $25,080,311)........................              --               --         31,356,607                  --                --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (3,984,606 Shares; cost
 $70,608,520)........................              --               --                 --          82,800,114                --
Harris Oakmark Large Cap Value
 Portfolio
 (5,248,962 Shares; cost
 $61,955,967)........................              --               --                 --                  --        68,409,667
BlackRock Large Cap Value Portfolio
 (2,159,239 Shares; cost
 $23,763,137)........................              --               --                 --                  --                --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (7,722,547 Shares; cost
 $83,177,250)........................              --               --                 --                  --                --
Morgan Stanley EAFE Index Portfolio
 (3,883,865 Shares; cost
 $35,443,749)........................              --               --                 --                  --                --
MetLife Mid Cap Stock Index Portfolio
 (3,286,607 Shares; cost
 $36,453,404)........................              --               --                 --                  --                --
BlackRock Investment Trust Portfolio
 (641,587 Shares; cost
 $14,307,978)........................              --               --                 --                  --                --
T. Rowe Price Large Cap Growth
 Portfolio
 (1,640,902 Shares; cost
 $20,331,935)........................              --               --                 --                  --                --
T. Rowe Price Small Cap Growth
 Portfolio
 (288,294 Shares; cost $3,904,792)...              --               --                 --                  --                --
Oppenheimer Global Equity Portfolio
 (420,640 Shares; cost $5,721,272)...              --               --                 --                  --                --
BlackRock Aggressive Growth Portfolio
 (129,320 Shares; cost $2,506,330)...              --               --                 --                  --                --
BlackRock Diversified Portfolio
 (267,676 Shares; cost $4,136,297)...              --               --                 --                  --                --
                                       --------------   --------------     --------------      --------------    --------------
Total Investments....................      56,097,823       89,011,326         31,356,607          82,800,114        68,409,667
Cash and Accounts Receivable.........              --               --              1,570                 128               399
                                       --------------   --------------     --------------      --------------    --------------
Total Assets.........................      56,097,823       89,011,326         31,358,177          82,800,242        68,410,066
LIABILITIES:
Due to New England Life Insurance
 Company.............................            (877)            (702)                --                  --                --
                                       --------------   --------------     --------------      --------------    --------------
NET ASSETS...........................  $   56,096,946   $   89,010,624     $   31,358,177      $   82,800,242    $   68,410,066
                                       ==============   ==============     ==============      ==============    ==============
Units Outstanding (In Thousands).....          35,269           23,431             31,149              34,557            53,370
Unit Fair Value......................  $1.50 to $1.61   $3.34 to $3.93     $0.97 to $1.02      $2.26 to $2.43    $1.20 to $1.30

                                          BLACKROCK        LEHMAN BROTHERS
                                       LARGE CAP VALUE   AGGREGATE BOND INDEX
                                         SUBACCOUNT           SUBACCOUNT
                                       ---------------   --------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
BlackRock Bond Income Portfolio
 (1,913,302 Shares; cost
 $209,907,146).......................  $           --       $           --
BlackRock Money Market Portfolio
 (1,040,510 Shares; cost
 $104,050,949).......................              --                   --
Harris Oakmark Focused Value
 Portfolio
 (1,290,031 Shares; cost
 $247,439,684).......................              --                   --
FI Value Leaders Portfolio
 (504,228 Shares; cost
 $94,830,508)........................              --                   --
Loomis Sayles Small Cap Portfolio
 (581,743 Shares; cost
 $114,563,109).......................              --                   --
Salomon Brothers U.S. Government
 Portfolio
 (11,983,463 Shares; cost
 $146,145,946).......................              --                   --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (13,137,596 Shares; cost
 $158,384,698).......................              --                   --
MFS Total Return Portfolio
 (712,846 Shares; cost
 $96,655,802)........................              --                   --
BlackRock Legacy Large Cap Growth
 Portfolio
 (8,318,185 Shares; cost
 $206,211,103).......................              --                   --
Davis Venture Value Portfolio
 (15,478,481 Shares; cost
 $391,736,005).......................              --                   --
MFS Investors Trust Portfolio
 (3,761,302 Shares; cost
 $30,148,050)........................              --                   --
Jennison Growth Portfolio
 (1,059,797 Shares; cost
 $10,868,245)........................              --                   --
FI International Stock Portfolio
 (7,956,683 Shares; cost
 $69,272,112)........................              --                   --
BlackRock Strategic Value Portfolio
 (10,707,574 Shares; cost
 $156,401,873).......................              --                   --
FI Mid Cap Opportunities Portfolio
 (1,583,527 Shares; cost
 $21,779,692)........................              --                   --
Russell 2000 Index Portfolio
 (4,085,784 Shares; cost
 $45,593,136)........................              --                   --
MetLife Stock Index Portfolio
 (2,746,415 Shares; cost
 $73,796,769)........................              --                   --
Franklin Templeton Small Cap Growth
 Portfolio
 (3,038,431 Shares; cost
 $25,080,311)........................              --                   --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (3,984,606 Shares; cost
 $70,608,520)........................              --                   --
Harris Oakmark Large Cap Value
 Portfolio
 (5,248,962 Shares; cost
 $61,955,967)........................              --                   --
BlackRock Large Cap Value Portfolio
 (2,159,239 Shares; cost
 $23,763,137)........................      27,017,782                   --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (7,722,547 Shares; cost
 $83,177,250)........................              --           82,322,347
Morgan Stanley EAFE Index Portfolio
 (3,883,865 Shares; cost
 $35,443,749)........................              --                   --
MetLife Mid Cap Stock Index Portfolio
 (3,286,607 Shares; cost
 $36,453,404)........................              --                   --
BlackRock Investment Trust Portfolio
 (641,587 Shares; cost
 $14,307,978)........................              --                   --
T. Rowe Price Large Cap Growth
 Portfolio
 (1,640,902 Shares; cost
 $20,331,935)........................              --                   --
T. Rowe Price Small Cap Growth
 Portfolio
 (288,294 Shares; cost $3,904,792)...              --                   --
Oppenheimer Global Equity Portfolio
 (420,640 Shares; cost $5,721,272)...              --                   --
BlackRock Aggressive Growth Portfolio
 (129,320 Shares; cost $2,506,330)...              --                   --
BlackRock Diversified Portfolio
 (267,676 Shares; cost $4,136,297)...              --                   --
                                       --------------       --------------
Total Investments....................      27,017,782           82,322,347
Cash and Accounts Receivable.........           1,013                  149
                                       --------------       --------------
Total Assets.........................      27,018,795           82,322,496
LIABILITIES:
Due to New England Life Insurance
 Company.............................              --                   --
                                       --------------       --------------
NET ASSETS...........................  $   27,018,795       $   82,322,496
                                       ==============       ==============
Units Outstanding (In Thousands).....          21,910               63,952
Unit Fair Value......................  $1.19 to $1.24       $1.21 to $1.31



                       See Notes to Financial Statements.

     MORGAN STANLEY          METLIFE            BLACKROCK        T. ROWE PRICE      T. ROWE PRICE       OPPENHEIMER
       EAFE INDEX      MID CAP STOCK INDEX   INVESTMENT TRUST   LARGE CAP GROWTH   SMALL CAP GROWTH    GLOBAL EQUITY
       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
     --------------    -------------------   ----------------   ----------------   ----------------   ----------------
     $           --      $           --       $           --     $           --     $           --    $             --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
         49,558,116                  --                   --                 --                 --                  --
                 --          47,064,222                   --                 --                 --                  --
                 --                  --           17,617,992                 --                 --                  --
                 --                  --                   --         22,102,945                 --                  --
                 --                  --                   --                 --          4,289,809                  --
                 --                  --                   --                 --                 --           6,334,832
                 --                  --                   --                 --                 --                  --
                 --                  --                   --                 --                 --                  --
     --------------      --------------       --------------     --------------     --------------    ----------------
         49,558,116          47,064,222           17,617,992         22,102,945          4,289,809           6,334,832
                 38               1,495                  157                 --                 --                  --
     --------------      --------------       --------------     --------------     --------------    ----------------
         49,558,154          47,065,717           17,618,149         22,102,945          4,289,809           6,334,832
                 --                  --                   --                 --                 (1)                 --
     --------------      --------------       --------------     --------------     --------------    ----------------
     $   49,558,154      $   47,065,717       $   17,618,149     $   22,102,945     $    4,289,808    $      6,334,832
     ==============      ==============       ==============     ==============     ==============    ================
             39,868              32,563                2,619             17,312              2,973                 376
     $1.17 to $1.26      $1.38 to $1.46       $5.71 to $7.08     $1.20 to $1.29     $1.34 to $1.47    $15.68 to $17.20

         BLACKROCK          BLACKROCK
     AGGRESSIVE GROWTH     DIVERSIFIED
        SUBACCOUNT          SUBACCOUNT
     -----------------   ----------------
     $             --    $             --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
                   --                  --
            2,779,087                  --
                   --           4,349,741
     ----------------    ----------------
            2,779,087           4,349,741
                   --                  --
     ----------------    ----------------
            2,779,087           4,349,741
                   --                  (1)
     ----------------    ----------------
     $      2,779,087    $      4,349,740
     ================    ================
                   68                 112
     $35.18 to $42.36    $33.07 to $40.58

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2005

                                           METLIFE              METLIFE             METLIFE          METLIFE MODERATE
                                         CONSERVATIVE       CONSERVATIVE TO         MODERATE          TO AGGRESSIVE
                                          ALLOCATION      MODERATE ALLOCATION      ALLOCATION           ALLOCATION
                                          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       ----------------   -------------------   ----------------   --------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND-CONTINUED
MetLife Conservative Allocation
 Portfolio
 (194,865 Shares; cost $2,014,746)...  $      2,018,800    $             --     $             --     $             --
MetLife Conservative to Moderate
 Allocation Portfolio
 (952,446 Shares; cost $9,949,032)...                --          10,076,881                   --                   --
MetLife Moderate Allocation Portfolio
 (2,630,323 Shares; cost
 $27,980,933)........................                --                  --           28,433,794                   --
MetLife Moderate to Aggressive
 Allocation Portfolio
 (2,015,801 Shares; cost
 $21,676,998)........................                --                  --                   --           22,254,442
MetLife Aggressive Allocation
 Portfolio
 (159,905 Shares; cost $1,745,475)...                --                  --                   --                   --
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
MFS Research International Portfolio
 (3,448,367 Shares; cost
 $33,307,135)........................                --                  --                   --                   --
T. Rowe Price Mid-Cap Growth
 Portfolio
 (6,720,226 Shares; cost
 $44,155,177)........................                --                  --                   --                   --
PIMCO Total Return Portfolio
 (22,402,218 Shares; cost
 $254,798,244).......................                --                  --                   --                   --
RCM Global Technology Portfolio
 (3,006,161 Shares; cost
 $13,758,973)........................                --                  --                   --                   --
Lord Abbett Bond Debenture Portfolio
 (7,291,886 Shares; cost
 $85,694,720)........................                --                  --                   --                   --
Lazard Mid Cap Portfolio
 (1,767,512 Shares; cost
 $22,008,387)........................                --                  --                   --                   --
Met/AIM Small Cap Growth Portfolio
 (896,133 Shares; cost
 $10,236,759)........................                --                  --                   --                   --
Harris Oakmark International
 Portfolio
 (5,684,685 Shares; cost
 $75,265,274)........................                --                  --                   --                   --
Janus Aggressive Growth Portfolio
 (1,475,171 Shares; cost
 $9,532,873).........................                --                  --                   --                   --
Neuberger Berman Real Estate
 Portfolio
 (3,879,159 Shares; cost
 $47,825,376)........................                --                  --                   --                   --
Oppenheimer Capital Appreciation
 Portfolio
 (144,971 Shares; cost $1,225,189)...                --                  --                   --                   --
AMERICAN SERIES FUNDS ("AMERICAN
 FUND")
 American Funds Growth Portfolio
 (7,092,553 Shares; cost
 $305,921,895).......................                --                  --                   --                   --
American Funds Growth-Income
 Portfolio
 (8,151,624 Shares; cost
 $255,374,002).......................                --                  --                   --                   --
American Funds Global Small
 Capitalization Portfolio
 (5,163,350 Shares; cost
 $75,588,025)........................                --                  --                   --                   --
                                       ----------------    ----------------     ----------------     ----------------
Total investments....................         2,018,800          10,076,881           28,433,794           22,254,442
Cash and Accounts Receivable.........                --                  --                   --                   --
                                       ----------------    ----------------     ----------------     ----------------
Total assets.........................         2,018,800          10,076,881           28,433,794           22,254,442
LIABILITIES:
Due to New England Life Insurance
 Company.............................                --                  --                   (1)                  --
                                       ----------------    ----------------     ----------------     ----------------
NET ASSETS...........................  $      2,018,800    $     10,076,881     $     28,433,793     $     22,254,442
                                       ================    ================     ================     ================
Units Outstanding (In Thousands).....               196                 958                2,645                2,028
Unit Fair Value......................  $10.27 to $10.32    $10.48 to $10.54     $10.69 to $10.77     $10.93 to $10.99

                                           METLIFE
                                          AGGRESSIVE       MFS RESEARCH      T. ROWE PRICE     PIMCO TOTAL
                                          ALLOCATION       INTERNATIONAL    MID-CAP GROWTH        RETURN
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                       ----------------   ---------------   ---------------   --------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND-CONTINUED
MetLife Conservative Allocation
 Portfolio
 (194,865 Shares; cost $2,014,746)...  $             --   $           --    $           --    $           --
MetLife Conservative to Moderate
 Allocation Portfolio
 (952,446 Shares; cost $9,949,032)...                --               --                --                --
MetLife Moderate Allocation Portfolio
 (2,630,323 Shares; cost
 $27,980,933)........................                --               --                --                --
MetLife Moderate to Aggressive
 Allocation Portfolio
 (2,015,801 Shares; cost
 $21,676,998)........................                --               --                --                --
MetLife Aggressive Allocation
 Portfolio
 (159,905 Shares; cost $1,745,475)...         1,789,330               --                --                --
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
MFS Research International Portfolio
 (3,448,367 Shares; cost
 $33,307,135)........................                --       44,621,877                --                --
T. Rowe Price Mid-Cap Growth
 Portfolio
 (6,720,226 Shares; cost
 $44,155,177)........................                --               --        56,315,490                --
PIMCO Total Return Portfolio
 (22,402,218 Shares; cost
 $254,798,244).......................                --               --                --       257,625,512
RCM Global Technology Portfolio
 (3,006,161 Shares; cost
 $13,758,973)........................                --               --                --                --
Lord Abbett Bond Debenture Portfolio
 (7,291,886 Shares; cost
 $85,694,720)........................                --               --                --                --
Lazard Mid Cap Portfolio
 (1,767,512 Shares; cost
 $22,008,387)........................                --               --                --                --
Met/AIM Small Cap Growth Portfolio
 (896,133 Shares; cost
 $10,236,759)........................                --               --                --                --
Harris Oakmark International
 Portfolio
 (5,684,685 Shares; cost
 $75,265,274)........................                --               --                --                --
Janus Aggressive Growth Portfolio
 (1,475,171 Shares; cost
 $9,532,873).........................                --               --                --                --
Neuberger Berman Real Estate
 Portfolio
 (3,879,159 Shares; cost
 $47,825,376)........................                --               --                --                --
Oppenheimer Capital Appreciation
 Portfolio
 (144,971 Shares; cost $1,225,189)...                --               --                --                --
AMERICAN SERIES FUNDS ("AMERICAN
 FUND")
 American Funds Growth Portfolio
 (7,092,553 Shares; cost
 $305,921,895).......................                --               --                --                --
American Funds Growth-Income
 Portfolio
 (8,151,624 Shares; cost
 $255,374,002).......................                --               --                --                --
American Funds Global Small
 Capitalization Portfolio
 (5,163,350 Shares; cost
 $75,588,025)........................                --               --                --                --
                                       ----------------   --------------    --------------    --------------
Total investments....................         1,789,330       44,621,877        56,315,490       257,625,512
Cash and Accounts Receivable.........                 1              231               522               878
                                       ----------------   --------------    --------------    --------------
Total assets.........................         1,789,331       44,622,108        56,316,012       257,626,390
LIABILITIES:
Due to New England Life Insurance
 Company.............................                --               --                --                --
                                       ----------------   --------------    --------------    --------------
NET ASSETS...........................  $      1,789,331   $   44,622,108    $   56,316,012    $  257,626,390
                                       ================   ==============    ==============    ==============
Units Outstanding (In Thousands).....               161           34,240            69,803           210,821
Unit Fair Value......................  $11.10 to $11.17   $1.24 to $1.32    $0.77 to $0.81    $1.17 to $1.23



                       See Notes to Financial Statements.

                                                               MET/AIM                                JANUS
     RCM GLOBAL          LORD ABBETT           LAZARD         SMALL CAP        HARRIS OAKMARK       AGGRESSIVE
     TECHNOLOGY         BOND DEBENTURE        MID-CAP           GROWTH         INTERNATIONAL          GROWTH
     SUBACCOUNT           SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
     ----------       ------------------   --------------   --------------   ------------------   --------------
     $           --     $           --     $           --   $           --     $           --     $           --
                 --                 --                 --               --                 --                 --
                 --                 --                 --               --                 --                 --
                 --                 --                 --               --                 --                 --
                 --                 --                 --               --                 --                 --
                 --                 --                 --               --                 --                 --
                 --                 --                 --               --                 --                 --
                 --                 --                 --               --                 --                 --
         15,181,113                 --                 --               --                 --                 --
                 --         88,888,091                 --               --                 --                 --
                 --                 --         23,985,134               --                 --                 --
                 --                 --                 --       12,106,755                 --                 --
                 --                 --                 --               --         91,634,724                 --
                 --                 --                 --               --                 --         12,686,468
                 --                 --                 --               --                 --                 --
                 --                 --                 --               --                 --                 --
                 --                 --                 --               --                 --                 --
                 --                 --                 --               --                 --                 --
                 --                 --                 --               --                 --                 --
     --------------     --------------     --------------   --------------     --------------     --------------
         15,181,113         88,888,091         23,985,134       12,106,755         91,634,724         12,686,468
                 12                151                 24                6                234                 28
     --------------     --------------     --------------   --------------     --------------     --------------
         15,181,125         88,888,242         23,985,158       12,106,761         91,634,958         12,686,496
                 --                 --                 --               --                 --                 --
     --------------     --------------     --------------   --------------     --------------     --------------
     $   15,181,125     $   88,888,242     $   23,985,158   $   12,106,761     $   91,634,958     $   12,686,496
     ==============     ==============     ==============   ==============     ==============     ==============
             31,829             52,529             16,549            9,294             57,995             15,638
     $0.46 to $0.48     $1.57 to $1.73     $1.40 to $1.46   $1.26 to $1.31     $1.52 to $1.60     $0.78 to $0.82

                            OPPENHEIMER                                               AMERICAN FUNDS
      NEUBERGER BERMAN        CAPITAL         AMERICAN FUNDS       AMERICAN FUNDS      GLOBAL SMALL
        REAL ESTATE        APPRECIATION           GROWTH           GROWTH-INCOME      CAPITALIZATION
         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
     ------------------   ---------------   ------------------   ------------------   --------------
      $             --    $           --     $             --     $            --     $           --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
                    --                --                   --                  --                 --
            54,734,932                --                   --                  --                 --
                    --         1,249,651                   --                  --                 --
                    --                --          418,318,774                  --                 --
                    --                --                   --         310,739,923                 --
                    --                --                   --                  --        109,049,953
      ----------------    --------------     ----------------     ---------------     --------------
            54,734,932         1,249,651          418,318,774         310,739,923        109,049,953
                    --                --                2,517                  52                564
      ----------------    --------------     ----------------     ---------------     --------------
            54,734,932         1,249,651          418,321,291         310,739,975        109,050,517
                    (2)               --                   --                  --                 --
      ----------------    --------------     ----------------     ---------------     --------------
      $     54,734,930    $    1,249,651     $    418,321,291     $   310,739,975     $  109,050,517
      ================    ==============     ================     ===============     ==============
                 3,814               145               29,811              31,898             45,942
      $14.15 to $14.40    $8.44 to $8.74     $11.65 to $14.67     $8.11 to $10.20     $2.23 to $2.41

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2005

                                 BLACKROCK       BLACKROCK     HARRIS OAKMARK        FI         LOOMIS SAYLES   SALOMON BROTHERS
                                BOND INCOME     MONEY MARKET   FOCUSED VALUE    VALUE LEADERS     SMALL CAP     U.S. GOVERNMENT
                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                              ---------------   ------------   --------------   -------------   -------------   ----------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................    $10,572,259      $2,868,632     $ 3,495,007      $1,109,281      $1,644,007       $ 4,375,313
                                -----------      ----------     -----------      ----------      ----------       -----------
Expenses:
 Mortality and expense
  charges...................      2,794,759       1,455,513       4,357,208       1,252,425       1,716,597         1,866,846
 Administrative charges.....         87,491          36,985         119,602          81,303          86,660            42,357
                                -----------      ----------     -----------      ----------      ----------       -----------
 Total Expenses.............      2,882,250       1,492,498       4,476,810       1,333,728       1,803,257         1,909,203
                                -----------      ----------     -----------      ----------      ----------       -----------
Net investment income
 (loss).....................      7,690,009       1,376,134        (981,803)       (224,447)       (159,250)        2,466,110
                                -----------      ----------     -----------      ----------      ----------       -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............        799,185              --      15,755,191      (4,011,997)      4,912,959           486,314
Change in unrealized
 appreciation (depreciation)
 of investments for the
 period.....................     (6,669,619)             --      11,734,256      12,642,364       2,211,544        (2,668,369)
                                -----------      ----------     -----------      ----------      ----------       -----------
Net realized and unrealized
 gains (losses) on
 investments................     (5,870,434)             --      27,489,447       8,630,367       7,124,503        (2,182,055)
                                -----------      ----------     -----------      ----------      ----------       -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................    $ 1,819,575      $1,376,134     $26,507,644      $8,405,920      $6,965,253       $   284,055
                                ===========      ==========     ===========      ==========      ==========       ===========

                                    SALOMON BROTHERS
                              STRATEGIC BOND OPPORTUNITIES
                                       SUBACCOUNT
                              ----------------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................          $ 7,869,838
                                      -----------
Expenses:
 Mortality and expense
  charges...................            2,106,665
 Administrative charges.....               61,756
                                      -----------
 Total Expenses.............            2,168,421
                                      -----------
Net investment income
 (loss).....................            5,701,417
                                      -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............            1,371,397
Change in unrealized
 appreciation (depreciation)
 of investments for the
 period.....................           (4,952,369)
                                      -----------
Net realized and unrealized
 gains (losses) on
 investments................           (3,580,972)
                                      -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................          $ 2,120,445
                                      ===========

(a) For the Period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                       See Notes to Financial Statements.

         MFS        BLACKROCK LEGACY   DAVIS VENTURE   MSF INVESTORS     MET/PUTNAM        JENNISON              FI
    TOTAL RETURN    LARGE CAP GROWTH       VALUE           TRUST          VOYAGER           GROWTH       INTERNATIONAL STOCK
     SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT(A)    SUBACCOUNT(B)        SUBACCOUNT
    -------------   ----------------   -------------   -------------   --------------   --------------   -------------------
     $2,737,323       $    717,556      $ 2,738,687     $  147,009      $    49,971       $       --         $   540,051
     ----------       ------------      -----------     ----------      -----------       ----------         -----------
      1,363,725          2,373,516        5,834,470        490,127           54,482          111,843           1,252,559
         56,094            136,669          224,382         23,254            2,194            4,313              46,206
     ----------       ------------      -----------     ----------      -----------       ----------         -----------
      1,419,819          2,510,185        6,058,852        513,381           56,676          116,156           1,298,765
     ----------       ------------      -----------     ----------      -----------       ----------         -----------
      1,317,504         (1,792,629)      (3,320,165)      (366,372)          (6,705)        (116,156)           (758,714)
     ----------       ------------      -----------     ----------      -----------       ----------         -----------
      1,023,004        (11,793,056)       7,794,892        309,993       (1,020,006)         194,818           4,406,165
       (777,925)        22,400,510       33,533,039      2,060,935          (15,532)       2,239,751          11,581,896
     ----------       ------------      -----------     ----------      -----------       ----------         -----------
        245,079         10,607,454       41,327,931      2,370,928       (1,035,538)       2,434,569          15,988,061
     ----------       ------------      -----------     ----------      -----------       ----------         -----------
     $1,562,583       $  8,814,825      $38,007,766     $2,004,556      $(1,042,243)      $2,318,413         $15,229,347
     ==========       ============      ===========     ==========      ===========       ==========         ===========

        BLACKROCK       FI MID CAP     RUSSELL 2000
     STRATEGIC VALUE   OPPORTUNITIES      INDEX
       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
     ---------------   -------------   ------------
      $ 13,144,524      $       --     $ 2,346,234
      ------------      ----------     -----------
         2,584,377         351,438         719,364
            44,626           5,732           9,259
      ------------      ----------     -----------
         2,629,003         357,170         728,623
      ------------      ----------     -----------
        10,515,521        (357,170)      1,617,611
      ------------      ----------     -----------
         4,962,333       1,017,225       2,110,266
       (10,451,471)        711,229      (1,937,732)
      ------------      ----------     -----------
        (5,489,138)      1,728,454         172,534
      ------------      ----------     -----------
      $  5,026,383      $1,371,284     $ 1,790,145
      ============      ==========     ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2005

                                METLIFE     FRANKLIN TEMPLETON   NEUBERGER BERMAN   HARRIS OAKMARK       BLACKROCK
                              STOCK INDEX    SMALL CAP GROWTH     MID CAP VALUE     LARGE CAP VALUE   LARGE CAP VALUE
                              SUBACCOUNT        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                              -----------   ------------------   ----------------   ---------------   ---------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................  $1,227,471         $986,553           $5,725,763        $   329,700       $  456,694
                              ----------         --------           ----------        -----------       ----------
Expenses:
 Mortality and expense
  charges...................   1,160,594          384,706              924,263            836,710          333,585
 Administrative charges.....      14,503            4,577               13,276              6,061            2,002
                              ----------         --------           ----------        -----------       ----------
 Total Expenses.............   1,175,097          389,283              937,539            842,771          335,587
                              ----------         --------           ----------        -----------       ----------
Net investment income
 (loss).....................      52,374          597,270            4,788,224           (513,071)         121,107
                              ----------         --------           ----------        -----------       ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............     567,716          384,972            1,819,864          1,525,729        1,065,838
Change in unrealized
 appreciation (depreciation)
 of investments for the
 period.....................   1,997,571           15,063              799,129         (2,680,723)         (77,588)
                              ----------         --------           ----------        -----------       ----------
Net realized and unrealized
 gains (losses) on
 investments................   2,565,287          400,035            2,618,993         (1,154,994)         988,250
                              ----------         --------           ----------        -----------       ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................  $2,617,661         $997,305           $7,407,217        $(1,668,065)      $1,109,357
                              ==========         ========           ==========        ===========       ==========


                                LEHMAN BROTHERS      MORGAN STANLEY
                              AGGREGATE BOND INDEX     EAFE INDEX
                                   SUBACCOUNT          SUBACCOUNT
                              --------------------   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................       $2,887,831          $  641,787
                                   ----------          ----------
Expenses:
 Mortality and expense
  charges...................        1,038,960             575,563
 Administrative charges.....           16,259               7,001
                                   ----------          ----------
 Total Expenses.............        1,055,219             582,564
                                   ----------          ----------
Net investment income
 (loss).....................        1,832,612              59,223
                                   ----------          ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............          160,302           1,356,796
Change in unrealized
 appreciation (depreciation)
 of investments for the
 period.....................       (1,593,075)          3,669,066
                                   ----------          ----------
Net realized and unrealized
 gains (losses) on
 investments................       (1,432,773)          5,025,862
                                   ----------          ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................       $  399,839          $5,085,085
                                   ==========          ==========

(a) For the Period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                       See Notes to Financial Statements.


      METLIFE     BLACKROCK    T. ROWE PRICE   T. ROWE PRICE   OPPENHEIMER   BLACKROCK                     METLIFE
      MID CAP     INVESTMENT     LARGE CAP       SMALL CAP       GLOBAL      AGGRESSIVE    BLACKROCK    CONSERVATIVE
    STOCK INDEX     TRUST         GROWTH          GROWTH         EQUITY        GROWTH     DIVERSIFIED    ALLOCATION
    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT(B)
    -----------   ----------   -------------   -------------   -----------   ----------   -----------   -------------
    $2,336,238     $158,766     $   43,768       $     --       $  7,244      $     --      $42,645        $6,476
    ----------     --------     ----------       --------       --------      --------      -------        ------
       565,836      237,605        187,916         32,943         39,354        24,209       45,870         6,780
         6,496        1,743          1,637            243            420            60          403            59
    ----------     --------     ----------       --------       --------      --------      -------        ------
       572,332      239,348        189,553         33,186         39,774        24,269       46,273         6,839
    ----------     --------     ----------       --------       --------      --------      -------        ------
     1,763,906      (80,582)      (145,785)       (33,186)       (32,530)      (24,269)      (3,628)         (363)
    ----------     --------     ----------       --------       --------      --------      -------        ------
       849,962      278,145         16,279         24,911         26,154        41,509       26,686         1,351
     1,789,734      138,433      1,381,943        308,367        544,372       189,006       52,806         4,054
    ----------     --------     ----------       --------       --------      --------      -------        ------
     2,639,696      416,578      1,398,222        333,278        570,526       230,515       79,492         5,405
    ----------     --------     ----------       --------       --------      --------      -------        ------
    $4,403,602     $335,996     $1,252,437       $300,092       $537,996      $206,246      $75,864        $5,042
    ==========     ========     ==========       ========       ========      ========      =======        ======

        METLIFE
     CONSERVATIVE       METLIFE
      TO MODERATE      MODERATE
      ALLOCATION      ALLOCATION
     SUBACCOUNT(B)   SUBACCOUNT(B)
     -------------   -------------
       $ 35,121        $102,266
       --------        --------
         39,560          91,741
            175             252
       --------        --------
         39,735          91,993
       --------        --------
         (4,614)         10,273
       --------        --------
          7,332           9,922
        127,849         452,861
       --------        --------
        135,181         462,783
       --------        --------
       $130,567        $473,056
       ========        ========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2005

                              METLIFE MODERATE
                               TO AGGRESSIVE     METLIFE AGGRESSIVE   MFS RESEARCH    T. ROWE PRICE       PIMCO        RCM GLOBAL
                                 ALLOCATION          ALLOCATION       INTERNATIONAL   MID-CAP GROWTH   TOTAL RETURN    TECHNOLOGY
                               SUBACCOUNT(B)       SUBACCOUNT(B)       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                              ----------------   ------------------   -------------   --------------   ------------   ------------
INVESTMENT INCOME (LOSS):
Income:
Dividends...................      $ 74,930            $10,043          $2,180,495       $1,206,313     $ 1,654,834     $  104,551
                                  --------            -------          ----------       ----------     -----------     ----------
Expenses:
Mortality and expense
 charges....................        76,331              6,235             490,614          608,883       3,213,563        185,181
Administrative charges......           364                 20               4,578            7,352          36,000          1,581
                                  --------            -------          ----------       ----------     -----------     ----------
Total Expenses..............        76,695              6,255             495,192          616,235       3,249,563        186,762
                                  --------            -------          ----------       ----------     -----------     ----------
Net investment income
 (loss).....................        (1,765)             3,788           1,685,303          590,078      (1,594,729)       (82,211)
                                  --------            -------          ----------       ----------     -----------     ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............        15,960              6,077             887,699          814,470         556,433        581,405
Change in unrealized
 appreciation (depreciation)
 of investments for the
 period.....................       577,444             43,855           3,216,071        4,906,217       3,099,382        742,484
                                  --------            -------          ----------       ----------     -----------     ----------
Net realized and unrealized
 gains (losses) on
 investments................       593,404             49,932           4,103,770        5,720,687       3,655,815      1,323,889
                                  --------            -------          ----------       ----------     -----------     ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................      $591,639            $53,720          $5,789,073       $6,310,765     $ 2,061,086     $1,241,678
                                  ========            =======          ==========       ==========     ===========     ==========


                               LORD ABBETT
                              BOND DEBENTURE
                                SUBACCOUNT
                              --------------
INVESTMENT INCOME (LOSS):
Income:
Dividends...................   $ 3,747,057
                               -----------
Expenses:
Mortality and expense
 charges....................     1,093,145
Administrative charges......        12,566
                               -----------
Total Expenses..............     1,105,711
                               -----------
Net investment income
 (loss).....................     2,641,346
                               -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............       736,716
Change in unrealized
 appreciation (depreciation)
 of investments for the
 period.....................    (3,142,024)
                               -----------
Net realized and unrealized
 gains (losses) on
 investments................    (2,405,308)
                               -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $   236,038
                               ===========

(a) For the Period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                       See Notes to Financial Statements.

                                                          JANUS        NEUBERGER     OPPENHEIMER
       LAZARD          MET/AIM        HARRIS OAKMARK    AGGRESSIVE      BERMAN         CAPITAL      AMERICAN FUNDS   AMERICAN FUNDS
      MID-CAP      SMALL CAP GROWTH   INTERNATIONAL       GROWTH      REAL ESTATE   APPRECIATION        GROWTH       GROWTH-INCOME
     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT(B)     SUBACCOUNT       SUBACCOUNT
     ----------    ----------------   --------------   ------------   -----------   -------------   --------------   --------------
    $ 2,577,592        $250,015         $1,097,064      $   13,390    $   64,880       $11,631       $ 2,620,283      $ 5,123,911
    -----------        --------         ----------      ----------    ----------       -------       -----------      -----------
        299,004         152,107            920,821         158,539       473,036         5,274         5,610,334        4,524,612
          2,079             966              9,572           1,742         3,997            34            62,898           52,172
    -----------        --------         ----------      ----------    ----------       -------       -----------      -----------
        301,083         153,073            930,393         160,281       477,033         5,308         5,673,232        4,576,784
    -----------        --------         ----------      ----------    ----------       -------       -----------      -----------
      2,276,509          96,942            166,671        (146,891)     (412,153)        6,323        (3,052,949)         547,127
    -----------        --------         ----------      ----------    ----------       -------       -----------      -----------
        727,445         591,463          1,089,601         480,809       163,590         1,009         1,793,036        1,619,442
     (1,521,427)         71,034          7,781,268       1,027,923     5,484,238        24,462        52,316,038       10,420,693
    -----------        --------         ----------      ----------    ----------       -------       -----------      -----------
       (793,982)        662,497          8,870,869       1,508,732     5,647,828        25,471        54,109,074       12,040,135
    -----------        --------         ----------      ----------    ----------       -------       -----------      -----------
    $ 1,482,527        $759,439         $9,037,540      $1,361,841    $5,235,675       $31,794       $51,056,125      $12,587,262
    ===========        ========         ==========      ==========    ==========       =======       ===========      ===========

     AMERICAN FUNDS
      GLOBAL SMALL
     CAPITALIZATION
       SUBACCOUNT
     --------------
      $   791,726
      -----------
        1,309,428
           12,528
      -----------
        1,321,956
      -----------
         (530,230)
      -----------
        2,123,383
       16,991,715
      -----------
       19,115,098
      -----------
      $18,584,868
      ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                             BLACKROCK                        BLACKROCK                     HARRIS OAKMARK
                                            BOND INCOME                      MONEY MARKET                   FOCUSED VALUE
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                    ----------------------------     ----------------------------    ----------------------------
                                    FOR THE YEAR    FOR THE YEAR     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                       ENDED           ENDED            ENDED           ENDED           ENDED           ENDED
                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2005            2004             2005            2004            2005            2004
                                    ------------    ------------     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss).....  $  7,690,009    $  9,000,753     $  1,376,134    $   (694,917)   $   (981,803)   $   (887,668)
 Net realized gains (losses) from
  security transactions...........       799,185         848,826               --              (3)     15,755,191       8,727,001
 Change in unrealized appreciation
  (depreciation) of investments...    (6,669,619)     (4,138,569)              --               3      11,734,256      16,815,929
                                    ------------    ------------     ------------    ------------    ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations.......................     1,819,575       5,711,010        1,376,134        (694,917)     26,507,644      24,655,262
                                    ------------    ------------     ------------    ------------    ------------    ------------
From capital transactions:
 Net premiums.....................    19,073,414      24,155,691       18,913,989      42,372,989      20,975,953      37,489,967
 Redemptions......................   (19,395,522)    (19,929,655)     (25,386,684)    (21,955,955)    (27,266,189)    (24,613,660)
                                    ------------    ------------     ------------    ------------    ------------    ------------
 Total net premiums
  (redemptions)...................      (322,108)      4,226,036       (6,472,695)     20,417,034      (6,290,236)     12,876,307
 Net Subaccount transfers.........     3,576,809      (4,199,017)      (1,135,264)    (42,537,823)        646,172      13,512,957
 Other net transfers..............    (2,628,396)     (2,209,723)      (2,097,325)       (978,027)     (3,175,274)     (2,331,836)
                                    ------------    ------------     ------------    ------------    ------------    ------------
Net increase (decrease) in net
 assets resulting from capital
 transactions.....................       626,305      (2,182,704)      (9,705,284)    (23,098,816)     (8,819,338)     24,057,428
                                    ------------    ------------     ------------    ------------    ------------    ------------
NET CHANGE IN NET ASSETS..........     2,445,880       3,528,306       (8,329,150)    (23,793,733)     17,688,306      48,712,690
NET ASSETS -- BEGINNING OF
 PERIOD...........................   207,437,002     203,908,696      112,382,687     136,176,420     321,834,651     273,121,961
                                    ------------    ------------     ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD.......  $209,882,882    $207,437,002     $104,053,537    $112,382,687    $339,522,957    $321,834,651
                                    ============    ============     ============    ============    ============    ============



                       See Notes to Financial Statements.

                FI                       LOOMIS SAYLES               SALOMON BROTHERS               SALOMON BROTHERS
           VALUE LEADERS                   SMALL CAP                  U.S. GOVERNMENT         STRATEGIC BOND OPPORTUNITIES
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   -----------------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
        2005           2004           2005           2004           2005           2004           2005            2004
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   -------------
    $   (224,447)  $    (65,987)  $   (159,250)  $ (1,731,656)  $  2,466,110   $  1,069,620   $  5,701,417    $  2,255,658
      (4,011,997)    (6,305,545)     4,912,959      4,349,018        486,314        966,143      1,371,397       1,093,023
      12,642,364     17,623,815      2,211,544     15,086,837     (2,668,369)      (185,078)    (4,952,369)      3,709,008
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
       8,405,920     11,252,283      6,965,253     17,704,199        284,055      1,850,685      2,120,445       7,057,689
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
       3,741,737      4,238,323      7,322,194      8,945,551     17,869,876     18,383,803     14,630,781      23,963,657
     (12,855,919)   (11,848,321)   (14,210,929)   (11,582,227)   (11,542,480)   (11,164,494)   (15,657,033)    (13,406,652)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
      (9,114,182)    (7,609,998)    (6,888,735)    (2,636,676)     6,327,396      7,219,309     (1,026,252)     10,557,005
      (1,836,902)    (3,833,876)      (222,287)        96,899      8,171,579       (827,860)    15,408,338       8,121,290
      (1,134,430)    (1,288,280)    (1,030,450)      (795,523)    (1,695,780)    (1,518,328)    (1,780,044)     (1,890,029)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
     (12,085,514)   (12,732,154)    (8,141,472)    (3,335,300)    12,803,195      4,873,121     12,602,042      16,788,266
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
      (3,679,594)    (1,479,871)    (1,176,219)    14,368,899     13,087,250      6,723,806     14,722,487      23,845,955
     100,974,594    102,454,465    136,249,705    121,880,806    132,938,322    126,214,516    151,992,764     128,146,809
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
    $ 97,295,000   $100,974,594   $135,073,486   $136,249,705   $146,025,572   $132,938,322   $166,715,251    $151,992,764
    ============   ============   ============   ============   ============   ============   ============    ============

                  MFS                          BLACKROCK
              TOTAL RETURN              LEGACY LARGE CAP GROWTH
               SUBACCOUNT                     SUBACCOUNT
     ------------------------------   ---------------------------
     FOR THE YEAR   FOR THE PERIOD    FOR THE YEAR   FOR THE YEAR
        ENDED       MAY 3, 2004 TO       ENDED          ENDED
     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
         2005            2004             2005           2004
     ------------   ---------------   ------------   ------------
     $  1,317,504    $   (885,271)    $ (1,792,629)  $ (2,794,294)
        1,023,004         381,362      (11,793,056)   (15,435,018)
         (777,925)      8,949,556       22,400,510     31,821,558
     ------------    ------------     ------------   ------------
        1,562,583       8,445,647        8,814,825     13,592,246
     ------------    ------------     ------------   ------------
        7,538,347       5,283,264        5,998,019     12,041,851
      (10,773,969)     (8,678,789)     (22,509,534)   (21,675,701)
     ------------    ------------     ------------   ------------
       (3,235,622)     (3,395,525)     (16,511,515)    (9,633,850)
        7,209,156      97,872,312      (13,885,859)    (9,765,671)
       (1,648,719)     (1,981,851)      (1,515,740)    (1,610,181)
     ------------    ------------     ------------   ------------
        2,324,815      92,494,936      (31,913,114)   (21,009,702)
     ------------    ------------     ------------   ------------
        3,887,398     100,940,583      (23,098,289)    (7,417,456)
      100,940,583              --      203,136,465    210,553,921
     ------------    ------------     ------------   ------------
     $104,827,981    $100,940,583     $180,038,176   $203,136,465
     ============    ============     ============   ============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                        DAVIS                             MSF                             MET/PUTNAM
                                    VENTURE VALUE                   INVESTORS TRUST                         VOYAGER
                                      SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
                             ----------------------------     ----------------------------    -----------------------------------
                             FOR THE YEAR    FOR THE YEAR     FOR THE YEAR    FOR THE YEAR      FOR THE PERIOD       FOR THE YEAR
                                ENDED           ENDED            ENDED           ENDED        JANUARY 1, 2005 TO        ENDED
                             DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,         APRIL 30,         DECEMBER 31,
                                 2005            2004             2005            2004               2005                2004
                             ------------    ------------     ------------    ------------    -------------------    ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income
  (loss)...................  $ (3,320,165)   $ (3,211,213)    $  (366,372)    $  (344,816)       $     (6,705)       $  (180,688)
 Net realized gains
  (losses) from security
  transactions.............     7,794,892       6,836,546         309,993      (1,064,644)         (1,020,006)          (794,078)
 Change in unrealized
  appreciation
  (depreciation) of
  investments..............    33,533,039      37,231,562       2,060,935       5,384,667             (15,532)         1,405,575
                             ------------    ------------     -----------     -----------        ------------        -----------
Net increase (decrease) in
 net assets resulting from
 operations................    38,007,766      40,856,895       2,004,556       3,975,207          (1,042,243)           430,809
                             ------------    ------------     -----------     -----------        ------------        -----------
From capital transactions:
 Net premiums..............    38,906,998      45,931,898         983,221       1,310,915             240,609            824,201
 Redemptions...............   (42,120,091)    (36,338,638)     (3,768,683)     (2,282,066)           (476,296)          (953,341)
                             ------------    ------------     -----------     -----------        ------------        -----------
 Total net premiums
  (redemptions)............    (3,213,093)      9,593,260      (2,785,462)       (971,151)           (235,687)          (129,140)
 Net Subaccount
  transfers................    17,538,176      19,078,277      (1,931,611)     19,522,291         (12,130,598)        (1,138,788)
 Other net transfers.......    (4,661,172)     (3,188,364)       (299,611)       (333,547)            (15,203)           (94,925)
                             ------------    ------------     -----------     -----------        ------------        -----------
Net increase (decrease) in
 net assets resulting from
 capital transactions......     9,663,911      25,483,173      (5,016,684)     18,217,593         (12,381,488)        (1,362,853)
                             ------------    ------------     -----------     -----------        ------------        -----------
NET CHANGE IN NET ASSETS...    47,671,677      66,340,068      (3,012,128)     22,192,800         (13,423,731)          (932,044)
NET ASSETS -- BEGINNING OF
 PERIOD....................   429,391,004     363,050,936      39,774,640      17,581,840          13,423,731         14,355,775
                             ------------    ------------     -----------     -----------        ------------        -----------
NET ASSETS -- END OF
 PERIOD....................  $477,062,681    $429,391,004     $36,762,512     $39,774,640        $         --        $13,423,731
                             ============    ============     ===========     ===========        ============        ===========



                       See Notes to Financial Statements.

       JENNISON                   FI                         BLACKROCK                        FI                  RUSSELL
        GROWTH            INTERNATIONAL STOCK             STRATEGIC VALUE            MID CAP OPPORTUNITIES       2000 INDEX
      SUBACCOUNT              SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
    ---------------   ---------------------------   ---------------------------   ---------------------------   ------------
    FOR THE PERIOD    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
    MAY 1, 2005 TO       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2005             2005           2004           2005           2004           2005           2004           2005
    --------------    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      $  (116,156)    $   (758,714)  $   (57,245)   $ 10,515,521   $ (2,313,520)  $  (357,170)   $  (197,326)   $ 1,617,611
          194,818        4,406,165      (226,910)      4,962,333      2,587,213     1,017,225       (118,694)     2,110,266
        2,239,751       11,581,896    13,853,259     (10,451,471)    23,227,746       711,229      3,783,852     (1,937,732)
      -----------     ------------   -----------    ------------   ------------   -----------    -----------    -----------
        2,318,413       15,229,347    13,569,104       5,026,383     23,501,439     1,371,284      3,467,832      1,790,145
      -----------     ------------   -----------    ------------   ------------   -----------    -----------    -----------
          327,862        9,314,278     7,371,665      13,738,174     33,361,408     1,762,559      2,883,202      5,377,636
       (1,074,449)      (8,613,559)   (6,430,069)    (14,387,782)   (11,214,291)   (1,704,349)    (1,474,464)    (4,427,208)
      -----------     ------------   -----------    ------------   ------------   -----------    -----------    -----------
         (746,587)         700,719       941,596        (649,608)    22,147,117        58,210      1,408,738        950,428
       11,612,902       (2,171,170)   (5,887,047)     (6,141,001)    13,287,036    (1,469,561)    10,471,443      1,824,161
          (73,915)        (811,255)      651,577      (1,195,952)    (1,371,909)     (130,358)       (99,922)      (272,447)
      -----------     ------------   -----------    ------------   ------------   -----------    -----------    -----------
       10,792,400       (2,281,706)   (4,293,874)     (7,986,561)    34,062,244    (1,541,709)    11,780,259      2,502,142
      -----------     ------------   -----------    ------------   ------------   -----------    -----------    -----------
       13,110,813       12,947,641     9,275,230      (2,960,178)    57,563,683      (170,425)    15,248,091      4,292,287
               --       93,761,597    84,486,367     200,342,899    142,779,216    27,295,473     12,047,382     51,804,659
      -----------     ------------   -----------    ------------   ------------   -----------    -----------    -----------
      $13,110,813     $106,709,238   $93,761,597    $197,382,721   $200,342,899   $27,125,048    $27,295,473    $56,096,946
      ===========     ============   ===========    ============   ============   ===========    ===========    ===========

       RUSSELL                METLIFE                 FRANKLIN TEMPLETON
      2000 INDEX            STOCK INDEX                SMALL CAP GROWTH
      SUBACCOUNT            SUBACCOUNT                    SUBACCOUNT
     ------------   ---------------------------   ---------------------------
     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2004           2005           2004           2005           2004
     ------------   ------------   ------------   ------------   ------------
     $  (452,653)   $    52,374    $  (474,773)   $   597,270    $  (328,411)
         725,365        567,716       (223,054)       384,972        192,109
       6,325,414      1,997,571      7,351,967         15,063      2,531,617
     -----------    -----------    -----------    -----------    -----------
       6,598,126      2,617,661      6,654,140        997,305      2,395,315
     -----------    -----------    -----------    -----------    -----------
       9,696,137      8,140,056     14,099,523      4,194,209      4,523,120
      (2,521,096)    (5,424,499)    (5,465,816)    (1,809,640)    (1,631,755)
     -----------    -----------    -----------    -----------    -----------
       7,175,041      2,715,557      8,633,707      2,384,569      2,891,365
       5,509,691       (620,309)     7,089,932        543,419      2,150,832
        (446,643)      (558,589)      (744,521)      (448,930)       (82,208)
     -----------    -----------    -----------    -----------    -----------
      12,238,089      1,536,659     14,979,118      2,479,058      4,959,989
     -----------    -----------    -----------    -----------    -----------
      18,836,215      4,154,320     21,633,258      3,476,363      7,355,304
      32,968,444     84,856,304     63,223,046     27,881,814     20,526,510
     -----------    -----------    -----------    -----------    -----------
     $51,804,659    $89,010,624    $84,856,304    $31,358,177    $27,881,814
     ===========    ===========    ===========    ===========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                         NEUBERGER BERMAN PARTNERS                      HARRIS OAKMARK
                                               MID CAP VALUE                            LARGE CAP VALUE
                                                SUBACCOUNT                                SUBACCOUNT
                                     ---------------------------------         ---------------------------------
                                     FOR THE YEAR         FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED                ENDED                ENDED
                                     DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                         2005                 2004                 2005                 2004
                                     ------------         ------------         ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $ 4,788,224          $   441,466          $  (513,071)         $  (422,588)
 Net realized gains (losses) from
  security transactions............    1,819,864              577,156            1,525,729              523,853
 Change in unrealized appreciation
  (depreciation) of investments....      799,129            6,968,970           (2,680,723)           4,539,717
                                     -----------          -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations.......................    7,407,217            7,987,592           (1,668,065)           4,640,982
                                     -----------          -----------          -----------          -----------
From capital transactions:
 Net premiums......................   11,284,320           10,016,068           10,949,200           12,639,430
 Redemptions.......................   (4,437,359)          (2,598,725)          (3,444,365)          (2,305,516)
                                     -----------          -----------          -----------          -----------
 Total net premiums
  (redemptions)....................    6,846,961            7,417,343            7,504,835           10,333,914
 Net Subaccount transfers..........   14,946,383           15,574,633            6,213,613            8,258,665
 Other net transfers...............     (448,831)            (139,178)            (520,002)            (405,398)
                                     -----------          -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from capital
  transactions.....................   21,344,513           22,852,798           13,198,446           18,187,181
                                     -----------          -----------          -----------          -----------
NET CHANGE IN NET ASSETS...........   28,751,730           30,840,390           11,530,381           22,828,163
NET ASSETS -- BEGINNING OF
 PERIOD............................   54,048,512           23,208,122           56,879,685           34,051,522
                                     -----------          -----------          -----------          -----------
NET ASSETS -- END OF PERIOD........  $82,800,242          $54,048,512          $68,410,066          $56,879,685
                                     ===========          ===========          ===========          ===========

                                                 BLACKROCK
                                              LARGE CAP VALUE
                                                SUBACCOUNT
                                     ---------------------------------
                                     FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED
                                     DECEMBER 31,         DECEMBER 31,
                                         2005                 2004
                                     ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $   121,107          $  (202,028)
 Net realized gains (losses) from
  security transactions............    1,065,838              428,627
 Change in unrealized appreciation
  (depreciation) of investments....      (77,588)           1,832,415
                                     -----------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations.......................    1,109,357            2,059,014
                                     -----------          -----------
From capital transactions:
 Net premiums......................    3,708,853            6,550,865
 Redemptions.......................   (1,392,939)            (784,400)
                                     -----------          -----------
 Total net premiums
  (redemptions)....................    2,315,914            5,766,465
 Net Subaccount transfers..........      981,437            6,384,084
 Other net transfers...............      (99,636)             (72,915)
                                     -----------          -----------
 Net increase (decrease) in net
  assets resulting from capital
  transactions.....................    3,197,715           12,077,634
                                     -----------          -----------
NET CHANGE IN NET ASSETS...........    4,307,072           14,136,648
NET ASSETS -- BEGINNING OF
 PERIOD............................   22,711,723            8,575,075
                                     -----------          -----------
NET ASSETS -- END OF PERIOD........  $27,018,795          $22,711,723
                                     ===========          ===========



                       See Notes to Financial Statements.

          LEHMAN BROTHERS               MORGAN STANLEY                    METLIFE                      BLACKROCK
       AGGREGATE BOND INDEX               EAFE INDEX                MID CAP STOCK INDEX            INVESTMENT TRUST
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2005           2004           2005           2004           2005           2004           2005           2004
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 1,832,612    $ 1,044,449    $    59,223    $  (260,771)   $ 1,763,906    $  (263,178)   $   (80,582)   $  (125,856)
        160,302        346,288      1,356,796        713,300        849,962        354,626        278,145         23,923
     (1,593,075)       314,509      3,669,066      5,289,651      1,789,734      4,528,914        138,433      1,577,536
    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        399,839      1,705,246      5,085,085      5,742,180      4,403,602      4,620,362        335,996      1,475,603
    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
      8,912,728     11,304,739      4,710,115      8,354,153      5,088,663      6,665,312      1,061,336      2,828,672
     (6,049,479)    (5,745,494)    (2,565,856)    (1,917,334)    (2,403,006)    (2,429,010)    (1,120,512)      (750,499)
    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
      2,863,249      5,559,245      2,144,259      6,436,819      2,685,657      4,236,302        (59,176)     2,078,173
      6,447,171      2,787,666      2,578,845      3,876,863      1,245,798      3,441,770       (354,230)     1,050,551
       (795,826)      (724,815)      (234,417)      (197,837)      (290,455)      (255,269)      (114,583)      (158,190)
    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
      8,514,594      7,622,096      4,488,687     10,115,845      3,641,000      7,422,803       (527,989)     2,970,534
    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
      8,914,433      9,327,342      9,573,772     15,858,025      8,044,602     12,043,165       (191,993)     4,446,137
     73,408,063     64,080,721     39,984,382     24,126,357     39,021,115     26,977,950     17,810,142     13,364,005
    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    $82,322,496    $73,408,063    $49,558,154    $39,984,382    $47,065,717    $39,021,115    $17,618,149    $17,810,142
    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

             T. ROWE PRICE                   T. ROWE PRICE
           LARGE CAP GROWTH                SMALL CAP GROWTH
              SUBACCOUNT                      SUBACCOUNT
     -----------------------------   -----------------------------
     FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
        ENDED       MAY 3, 2004 TO      ENDED       MAY 3, 2004 TO
     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
         2005            2004            2005            2004
     ------------   --------------   ------------   --------------
     $  (145,785)     $  (15,947)     $  (33,186)      $ (2,676)
          16,279           1,135          24,911           (456)
       1,381,943         389,067         308,367         76,650
     -----------      ----------      ----------       --------
       1,252,437         374,255         300,092         73,518
     -----------      ----------      ----------       --------
       8,063,043       2,851,138       1,345,664        471,715
        (311,219)        (28,521)        (45,805)        (4,526)
     -----------      ----------      ----------       --------
       7,751,824       2,822,617       1,299,859        467,189
       7,514,122       2,503,933       1,858,669        305,494
        (117,115)            872         (14,361)          (652)
     -----------      ----------      ----------       --------
      15,148,831       5,327,422       3,144,167        772,031
     -----------      ----------      ----------       --------
      16,401,268       5,701,677       3,444,259        845,549
       5,701,677              --         845,549             --
     -----------      ----------      ----------       --------
     $22,102,945      $5,701,677      $4,289,808       $845,549
     ===========      ==========      ==========       ========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                OPPENHEIMER                              BLACKROCK                    BLACKROCK
                                               GLOBAL EQUITY                         AGGRESSIVE GROWTH               DIVERSIFIED
                                                SUBACCOUNT                              SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------------       ---------------------------------       ------------
                                     FOR THE YEAR       FOR THE PERIOD       FOR THE YEAR       FOR THE PERIOD       FOR THE YEAR
                                        ENDED           MAY 3, 2004 TO          ENDED           MAY 3, 2004 TO          ENDED
                                     DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                         2005                2004                2005                2004                2005
                                     ------------       --------------       ------------       --------------       ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......   $  (32,530)          $ (2,574)          $  (24,269)          $ (3,134)          $   (3,628)
 Net realized gains (losses) from
  security transactions............       26,154                919               41,509              1,100               26,686
 Change in unrealized appreciation
  (depreciation) of investments....      544,372             69,188              189,006             83,751               52,806
                                      ----------           --------           ----------           --------           ----------
 Net increase (decrease) in net
  assets resulting from
  operations.......................      537,996             67,533              206,246             81,717               75,864
                                      ----------           --------           ----------           --------           ----------
From capital transactions:
 Net premiums......................    2,539,060            309,511            1,182,435            617,891            1,028,517
 Redemptions.......................     (141,821)            (9,535)             (53,285)            (3,045)            (207,279)
                                      ----------           --------           ----------           --------           ----------
 Total net premiums
  (redemptions)....................    2,397,239            299,976            1,129,150            614,846              821,238
 Net Subaccount transfers..........    2,715,558            332,790              561,950            204,713            1,093,545
 Other net transfers...............      (16,031)              (229)             (19,445)               (90)             (26,097)
                                      ----------           --------           ----------           --------           ----------
 Net increase (decrease) in net
  assets resulting from capital
  transactions.....................    5,096,766            632,537            1,671,655            819,469            1,888,686
                                      ----------           --------           ----------           --------           ----------
NET CHANGE IN NET ASSETS...........    5,634,762            700,070            1,877,901            901,186            1,964,550
NET ASSETS -- BEGINNING OF
 PERIOD............................      700,070                 --              901,186                 --            2,385,190
                                      ----------           --------           ----------           --------           ----------
NET ASSETS -- END OF PERIOD........   $6,334,832           $700,070           $2,779,087           $901,186           $4,349,740
                                      ==========           ========           ==========           ========           ==========

                                                              METLIFE
                                       BLACKROCK           CONSERVATIVE
                                      DIVERSIFIED           ALLOCATION
                                       SUBACCOUNT           SUBACCOUNT
                                     --------------       ---------------
                                     FOR THE PERIOD       FOR THE PERIOD
                                     MAY 3, 2004 TO       MAY 1, 2005 TO
                                      DECEMBER 31,         DECEMBER 31,
                                          2004                 2005
                                     --------------       ---------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......    $  (11,447)          $     (363)
 Net realized gains (losses) from
  security transactions............         1,135                1,351
 Change in unrealized appreciation
  (depreciation) of investments....       160,637                4,054
                                       ----------           ----------
 Net increase (decrease) in net
  assets resulting from
  operations.......................       150,325                5,042
                                       ----------           ----------
From capital transactions:
 Net premiums......................       914,927            1,241,464
 Redemptions.......................       (24,765)             (17,360)
                                       ----------           ----------
 Total net premiums
  (redemptions)....................       890,162            1,224,104
 Net Subaccount transfers..........     1,343,489              790,232
 Other net transfers...............         1,214                 (578)
                                       ----------           ----------
 Net increase (decrease) in net
  assets resulting from capital
  transactions.....................     2,234,865            2,013,758
                                       ----------           ----------
NET CHANGE IN NET ASSETS...........     2,385,190            2,018,800
NET ASSETS -- BEGINNING OF
 PERIOD............................            --                   --
                                       ----------           ----------
NET ASSETS -- END OF PERIOD........    $2,385,190           $2,018,800
                                       ==========           ==========



                       See Notes to Financial Statements.

       METLIFE                           METLIFE
     CONSERVATIVE       METLIFE          MODERATE         METLIFE
     TO MODERATE        MODERATE      TO AGGRESSIVE      AGGRESSIVE            MFS RESEARCH                  T. ROWE PRICE
      ALLOCATION       ALLOCATION       ALLOCATION       ALLOCATION            INTERNATIONAL                MID-CAP GROWTH
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT             SUBACCOUNT                    SUBACCOUNT
    --------------   --------------   --------------   --------------   ---------------------------   ---------------------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
    MAY 1, 2005 TO   MAY 1, 2005 TO   MAY 1, 2005 TO   MAY 1, 2005 TO      ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2005             2005             2005             2005            2005           2004           2005           2004
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
     $    (4,614)     $    10,273      $    (1,765)      $    3,788     $ 1,685,303    $  (272,040)   $   590,078    $  (377,583)
           7,332            9,922           15,960            6,077         887,699        443,679        814,470       (126,266)
         127,849          452,861          577,444           43,855       3,216,071      4,456,963      4,906,217      5,305,723
     -----------      -----------      -----------       ----------     -----------    -----------    -----------    -----------
         130,567          473,056          591,639           53,720       5,789,073      4,628,602      6,310,765      4,801,874
     -----------      -----------      -----------       ----------     -----------    -----------    -----------    -----------
       6,636,202       21,484,892       15,439,896        1,066,976       4,840,586      5,512,925      8,047,600      9,036,178
        (193,424)        (206,387)        (262,957)         (91,154)     (1,960,736)    (1,022,615)    (2,749,040)    (1,530,588)
     -----------      -----------      -----------       ----------     -----------    -----------    -----------    -----------
       6,442,778       21,278,505       15,176,939          975,822       2,879,850      4,490,310      5,298,560      7,505,590
       3,507,410        6,690,582        6,491,427          756,031       4,228,291      3,180,419      6,054,862      8,448,029
          (3,874)          (8,350)          (5,563)           3,758        (247,126)      (223,353)      (537,000)       (67,680)
     -----------      -----------      -----------       ----------     -----------    -----------    -----------    -----------
       9,946,314       27,960,737       21,662,803        1,735,611       6,861,015      7,447,376     10,816,422     15,885,939
     -----------      -----------      -----------       ----------     -----------    -----------    -----------    -----------
      10,076,881       28,433,793       22,254,442        1,789,331      12,650,088     12,075,978     17,127,187     20,687,813
              --               --               --               --      31,972,020     19,896,042     39,188,825     18,501,012
     -----------      -----------      -----------       ----------     -----------    -----------    -----------    -----------
     $10,076,881      $28,433,793      $22,254,442       $1,789,331     $44,622,108    $31,972,020    $56,316,012    $39,188,825
     ===========      ===========      ===========       ==========     ===========    ===========    ===========    ===========


                PIMCO                          RCM
            TOTAL RETURN                GLOBAL TECHNOLOGY
             SUBACCOUNT                    SUBACCOUNT
     ---------------------------   ---------------------------
     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2005           2004           2005           2004
     ------------   ------------   ------------   ------------
     $ (1,594,729)  $ 11,276,402   $   (82,211)   $  (175,212)
          556,433      1,316,150       581,405        877,067
        3,099,382     (5,641,339)      742,484     (1,489,438)
     ------------   ------------   -----------    -----------
        2,061,086      6,951,213     1,241,678       (787,583)
     ------------   ------------   -----------    -----------
       31,395,944     35,634,687       951,102      3,671,487
      (15,270,593)   (12,588,819)     (754,491)    (1,112,938)
     ------------   ------------   -----------    -----------
       16,125,351     23,045,868       196,611      2,558,549
       20,454,453     16,985,255    (1,453,186)     1,318,671
       (2,344,985)    (1,814,739)      (92,951)       (92,599)
     ------------   ------------   -----------    -----------
       34,234,819     38,216,384    (1,349,526)     3,784,621
     ------------   ------------   -----------    -----------
       36,295,905     45,167,597      (107,848)     2,997,038
      221,330,485    176,162,888    15,288,973     12,291,935
     ------------   ------------   -----------    -----------
     $257,626,390   $221,330,485   $15,181,125    $15,288,973
     ============   ============   ===========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                LORD ABBETT                                 LAZARD
                                              BOND DEBENTURE                                MID-CAP
                                                SUBACCOUNT                                SUBACCOUNT
                                     ---------------------------------         ---------------------------------
                                     FOR THE YEAR         FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED                ENDED                ENDED
                                     DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                         2005                 2004                 2005                 2004
                                     ------------         ------------         ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $ 2,641,346          $ 1,452,372          $ 2,276,509          $  (215,887)
 Net realized gains (losses) from
  security transactions............      736,716              473,595              727,445              337,511
 Change in unrealized appreciation
  (depreciation) of investments....   (3,142,024)           2,365,888           (1,521,427)           1,973,271
                                     -----------          -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations.......................      236,038            4,291,855            1,482,527            2,094,895
                                     -----------          -----------          -----------          -----------
From capital transactions:
 Net premiums......................   11,811,726           15,731,828            2,484,497            4,748,912
 Redemptions.......................   (6,365,647)          (5,307,363)          (1,287,949)            (632,409)
                                     -----------          -----------          -----------          -----------
 Total net premiums
  (redemptions)....................    5,446,079           10,424,465            1,196,548            4,116,503
 Net Subaccount transfers..........    9,857,850           11,773,278              241,743            3,504,156
 Other net transfers...............     (471,101)            (296,184)            (144,413)            (213,343)
                                     -----------          -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from capital
  transactions.....................   14,832,828           21,901,559            1,293,878            7,407,316
                                     -----------          -----------          -----------          -----------
NET CHANGE IN NET ASSETS...........   15,068,866           26,193,414            2,776,405            9,502,211
NET ASSETS -- BEGINNING OF
 PERIOD............................   73,819,376           47,625,962           21,208,753           11,706,542
                                     -----------          -----------          -----------          -----------
NET ASSETS -- END OF PERIOD........  $88,888,242          $73,819,376          $23,985,158          $21,208,753
                                     ===========          ===========          ===========          ===========

                                                  MET/AIM
                                             SMALL CAP GROWTH
                                                SUBACCOUNT
                                     ---------------------------------
                                     FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED
                                     DECEMBER 31,         DECEMBER 31,
                                         2005                 2004
                                     ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $    96,942          $  (131,372)
 Net realized gains (losses) from
  security transactions............      591,463              215,569
 Change in unrealized appreciation
  (depreciation) of investments....       71,034              443,792
                                     -----------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations.......................      759,439              527,989
                                     -----------          -----------
From capital transactions:
 Net premiums......................    1,052,754            1,988,556
 Redemptions.......................     (769,553)            (487,094)
                                     -----------          -----------
 Total net premiums
  (redemptions)....................      283,201            1,501,462
 Net Subaccount transfers..........      (21,747)           1,098,026
 Other net transfers...............      (66,236)             (52,650)
                                     -----------          -----------
 Net increase (decrease) in net
  assets resulting from capital
  transactions.....................      195,218            2,546,838
                                     -----------          -----------
NET CHANGE IN NET ASSETS...........      954,657            3,074,827
NET ASSETS -- BEGINNING OF
 PERIOD............................   11,152,104            8,077,277
                                     -----------          -----------
NET ASSETS -- END OF PERIOD........  $12,106,761          $11,152,104
                                     ===========          ===========



                       See Notes to Financial Statements.

          HARRIS OAKMARK                     JANUS                    NEUBERGER BERMAN              OPPENHEIMER
           INTERNATIONAL               AGGRESSIVE GROWTH                 REAL ESTATE            CAPITAL APPRECIATION
            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
    ---------------------------   ---------------------------   -----------------------------   --------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD      FOR THE PERIOD
       ENDED          ENDED          ENDED          ENDED          ENDED       MAY 3, 2004 TO      MAY 1, 2005 TO
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,        DECEMBER 31,
        2005           2004           2005           2004           2005            2004                2005
    ------------   ------------   ------------   ------------   ------------   --------------   --------------------
    $   166,671    $  (451,647)   $  (146,891)   $  (143,176)   $  (412,153)    $   554,374          $    6,323
      1,089,601        574,039        480,809        356,451        163,590               3               1,009
      7,781,268      6,858,135      1,027,923        479,378      5,484,238       1,425,318              24,462
    -----------    -----------    -----------    -----------    -----------     -----------          ----------
      9,037,540      6,980,527      1,361,841        692,653      5,235,675       1,979,695              31,794
    -----------    -----------    -----------    -----------    -----------     -----------          ----------
     13,829,135     14,256,995      1,300,716      1,579,238     17,355,519       6,153,551             607,696
     (3,101,335)    (1,409,121)    (1,086,190)      (719,475)    (1,743,121)       (251,376)             (9,226)
    -----------    -----------    -----------    -----------    -----------     -----------          ----------
     10,727,800     12,847,874        214,526        859,763     15,612,398       5,902,175             598,470
     19,825,063     16,900,864        106,071        (98,242)    17,281,950       8,838,921             619,655
       (478,755)      (117,263)       (37,973)       (50,958)      (118,217)          2,333                (268)
    -----------    -----------    -----------    -----------    -----------     -----------          ----------
     30,074,108     29,631,475        282,624        710,563     32,776,131      14,743,429           1,217,857
    -----------    -----------    -----------    -----------    -----------     -----------          ----------
     39,111,648     36,612,002      1,644,465      1,403,216     38,011,806      16,723,124           1,249,651
     52,523,310     15,911,308     11,042,031      9,638,815     16,723,124              --                  --
    -----------    -----------    -----------    -----------    -----------     -----------          ----------
    $91,634,958    $52,523,310    $12,686,496    $11,042,031    $54,734,930     $16,723,124          $1,249,651
    ===========    ===========    ===========    ===========    ===========     ===========          ==========

           AMERICAN FUNDS                AMERICAN FUNDS                AMERICAN FUNDS
               GROWTH                     GROWTH-INCOME          GLOBAL SMALL CAPITALIZATION
             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
     ---------------------------   ---------------------------   ---------------------------
     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2005           2004           2005           2004           2005           2004
     ------------   ------------   ------------   ------------   ------------   ------------
     $ (3,052,949)  $ (3,559,337)  $    547,127   $ (1,438,534)  $   (530,230)  $  (790,043)
        1,793,036        925,287      1,619,442        568,263      2,123,383     1,466,296
       52,316,038     30,891,580     10,420,693     20,512,531     16,991,715     8,684,580
     ------------   ------------   ------------   ------------   ------------   -----------
       51,056,125     28,257,530     12,587,262     19,642,260     18,584,868     9,360,833
     ------------   ------------   ------------   ------------   ------------   -----------
       49,795,350     62,247,095     36,270,689     44,206,735     12,661,019    15,028,388
      (21,144,158)   (14,075,048)   (17,608,090)   (12,060,344)    (4,463,127)   (3,057,518)
     ------------   ------------   ------------   ------------   ------------   -----------
       28,651,192     48,172,047     18,662,599     32,146,391      8,197,892    11,970,870
       28,039,135     39,958,248     15,325,919     37,375,237     17,578,398    10,218,155
       (2,244,858)    (1,297,968)    (2,108,216)    (1,701,490)      (521,383)     (243,833)
     ------------   ------------   ------------   ------------   ------------   -----------
       54,445,469     86,832,327     31,880,302     67,820,138     25,254,907    21,945,192
     ------------   ------------   ------------   ------------   ------------   -----------
      105,501,594    115,089,857     44,467,564     87,462,398     43,839,775    31,306,025
      312,819,697    197,729,840    266,272,411    178,810,013     65,210,742    33,904,717
     ------------   ------------   ------------   ------------   ------------   -----------
     $418,321,291   $312,819,697   $310,739,975   $266,272,411   $109,050,517   $65,210,742
     ============   ============   ============   ============   ============   ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. BUSINESS

New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company ("NELICO"), was established by NELICO's Board of Directors on July 1, 1994 to support NELICO'S operations with respect to certain variable annuity contracts ("Contracts") in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. NELICO is a direct wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"). The Separate Account supports three variable annuity contracts: American Growth Series-I ("AGS-I"), American Growth Series ("AGS"), and American Forerunner Series ("AFS").

The Separate Account is divided into forty-nine Subaccounts that invest in shares of the corresponding portfolios or funds (with the same name) of the Metropolitan Fund, the Met Investors Fund, and the American Funds (collectively, the "Funds"). For convenience, the underlying portfolios or funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of NELICO. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from NELICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NELICO may conduct.

The table below presents the Subaccounts within the Separate Account:

BlackRock Bond Income Subaccount
BlackRock Money Market Subaccount
Harris Oakmark Focused Value Subaccount
FI Value Leaders Subaccount
Loomis Sayles Small Cap Subaccount
Salomon Brothers U.S. Government Subaccount
Salomon Brothers Strategic Bond Opportunities Subaccount
MFS Total Return Subaccount(a)
BlackRock Legacy Large Cap Growth Subaccount
Davis Venture Value Subaccount
MFS Investors Trust Subaccount
Met/Putnam Voyager Subaccount(c)
Jennison Growth Subaccount(b)
FI International Stock Subaccount
BlackRock Strategic Value Subaccount
FI Mid Cap Opportunities Subaccount
Russell 2000 Index Subaccount
MetLife Stock Index Subaccount
Franklin Templeton Small Cap Growth Subaccount
Neuberger Berman Mid Cap Value Subaccount
Harris Oakmark Large Cap Value Subaccount
BlackRock Large Cap Value Subaccount
Lehman Brothers Aggregate Bond Index Subaccount
Morgan Stanley EAFE Index Subaccount
MetLife Mid Cap Stock Index Subaccount
BlackRock Investment Trust Subaccount
T. Rowe Price Large Cap Growth Subaccount(a)
T. Rowe Price Small Cap Growth Subaccount(a)
Oppenheimer Global Equity Subaccount(a)
BlackRock Aggressive Growth Subaccount(a)
BlackRock Diversified Subaccount(a)
MetLife Conservative Allocation Subaccount(b)
MetLife Conservative To Moderate Allocation Subaccount (b)
MetLife Moderate Allocation Subaccount (b)
MetLife Moderate to Aggressive Allocation Subaccount(b)
MetLife Aggressive Allocation Subaccount(b)
MFS Research International Subaccount
T. Rowe Price Mid-Cap Growth Subaccount
PIMCO Total Return Subaccount
RCM Global Technology Subaccount
Lord Abbett Bond Debenture Subaccount
Lazard Mid-Cap Subaccount
Met/AIM Small Cap Growth Subaccount
Harris Oakmark International Subaccount
Janus Aggressive Growth Subaccount
Neuberger Berman Real Estate Subaccount
Oppenheimer Capital Appreciation Subaccount(b)
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
American Funds Global Small Capitalization Subaccount

(a) Operations commenced on May 3, 2004, for the six new Subaccounts added to the Separate Account on that date.

(b) Operations commenced on May 1, 2005, for the seven new Subaccounts added to the Separate Account on that date.

(c) This Subaccount will no longer be an available option within the Separate Account.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

    Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation.

    B. SECURITY TRANSACTIONS

    Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

    The operations of the Separate Account are included in the Federal income tax return of NELICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, NELICO does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. NELICO will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

    D. USE OF ESTIMATES

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    E. PURCHASE PAYMENTS

    Purchase payments received by NELICO are credited as accumulation units as of the end of the valuation period in which received as described in the prospectus.

    F. NET SUBACCOUNT AND NET OTHER TRANSFERS

    Transfers among the Subaccounts and the fixed fund of the general account are presented under the caption net subaccount transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

3. EXPENSES

With respect to the assets in the Separate Account that support the Contracts, NELICO deducts a charge from the assets of the Separate Account for the assumption of mortality and expense risks as well as general administrative expenses. Although variable annuity payments differ according to the investment performance of the portfolios, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the Contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the Contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the Contracts are issued. Under deferred annuity Contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES -- (CONTINUED)

purchase payments made, without interest, reduced by any partial surrender, and
(2) the value of the Contract as of the death valuation date. The guaranteed amount in (1) above is recalculated at the specific Contract anniversaries to determine whether a higher (but never a lower) guarantee will apply based on the Contract value at the time of recalculation. Certain of the Contracts offer optional death benefits that provide enhanced guaranteed death benefit amounts. Death proceeds are reduced by any outstanding Contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity Contract may prove to be insufficient to cover the cost of those items.

NELICO charges the Separate Account for the mortality and expense risk NELICO assumes under the Contracts. Currently, the charges are made daily at an annual rate of 1.30% to 1.55% of the Separate Account assets attributable to the AGS individual variable annuity Contracts and 1.25% to 1.50% of the Separate Account assets attributable to the AGS-I individual variable annuity Contracts, depending on the subaccounts selected. Currently, the charges are made daily at an annual rate of 1.15% to 2.20% of the Separate Account assets attributable to the AFS individual variable annuity Contracts, depending on the class of Contract, subaccount selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of .10% of the Separate Account assets attributable to AGS-I and AGS as well as an annual administration Contract charge of $30 per contract deducted from the Contract value in the Separate Account for the AGS-I and AGS Contract (though not to exceed 2% of the total Contract value). The $30 administrative charge is waived on AGS-I and AGS Contracts if the Contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the Contract value is at least $25,000. There is an annual Contract administrative fee of $30 per Contract year, deducted from the contract value in the Separate Account for AFS Contracts. This fee is waived on AFS Contracts if the contract value is at least $50,000. A premium tax charge applies to the Contracts in certain states.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and the proceeds from the sales of investments for the year ended December 31, 2005 were as follows:

                                                              PURCHASES     SALES
                                                              ---------    --------
                                                                 (IN THOUSANDS)
BlackRock Bond Income Subaccount............................  $ 29,565     $ 21,258
BlackRock Money Market Subaccount...........................    39,963       48,302
Harris Oakmark Focused Value Subaccount.....................    29,762       39,567
FI Value Leaders Subaccount.................................     6,120       18,438
Loomis Sayles Small Cap Subaccount..........................    11,677       19,979
Salomon Brothers U.S. Government Subaccount.................    33,081       17,820
Salomon Brothers Strategic Bond Opportunities Subaccount....    35,129       16,827
MFS Total Return Subaccount.................................    15,894       12,246
BlackRock Legacy Large Cap Growth Subaccount................     5,503       39,215
Davis Venture Value Subaccount..............................    57,595       51,260
MFS Investors Trust Subaccount..............................     1,325        6,712
Met/Putnam Voyager Subaccount(a)............................       300       12,689
Jennison Growth Subaccount(b)...............................    12,436        1,763
FI International Stock Subaccount...........................    12,136       15,179
BlackRock Strategic Value Subaccount........................    28,987       26,459
FI Mid Cap Opportunities Subaccount.........................     2,150        4,048
Russell 2000 Index Subaccount...............................    10,187        6,067
MetLife Stock Index Subaccount..............................    10,010        8,420
Franklin Templeton Small Cap Growth Subaccount..............     5,763        2,688
Neuberger Berman Mid Cap Value Subaccount...................    31,222        5,089
Harris Oakmark Large Cap Value Subaccount...................    18,591        5,906
BlackRock Large Cap Value Subaccount........................     6,674        3,356
Lehman Brothers Aggregate Bond Index Subaccount.............    17,170        6,827
Morgan Stanley EAFE Index Subaccount........................     7,846        3,298
MetLife Mid Cap Stock Index Subaccount......................     9,442        4,038
BlackRock Investment Trust Subaccount.......................     1,621        2,230
T. Rowe Price Large Cap Growth Subaccount...................    15,125          122
T. Rowe Price Small Cap Growth Subaccount...................     3,270          159
Oppenheimer Global Equity Subaccount........................     5,196          132
BlackRock Aggressive Growth Subaccount......................     1,911          263
BlackRock Diversified Subaccount............................     2,222          337
MetLife Conservative Allocation Subaccount(b)...............     2,299          286
MetLife Conservative to Moderate Allocation Subaccount(b)...    10,225          283
MetLife Moderate Allocation Subaccount(b)...................    28,535          563
MetLife Moderate to Aggressive Allocation Subaccount(b).....    21,871          210
MetLife Aggressive Allocation Subaccount(b).................     3,104        1,364
MFS Research International Subaccount.......................    10,961        2,415
T. Rowe Price Mid-Cap Growth Subaccount.....................    14,391        2,985
PIMCO Total Return Subaccount...............................    40,689        8,050
RCM Global Technology Subaccount............................     1,570        3,002
Lord Abbett Bond Debenture Subaccount.......................    21,649        4,175
Lazard Mid-Cap Subaccount...................................     6,039        2,469
Met/AIM Small Cap Growth Subaccount.........................     2,353        2,061
Harris Oakmark International Subaccount.....................    33,106        2,862
Janus Aggressive Growth Subaccount..........................     1,836        1,700
Neuberger Berman Real Estate Subaccount.....................    32,965          602
Oppenheimer Capital Appreciation Subaccount(b)..............     1,244           20
American Funds Growth Subaccount............................    60,540        9,151
American Funds Growth-Income Subaccount.....................    41,453        9,027
American Funds Global Small Capitalization Subaccount.......    29,346        4,622
                                                              --------     --------
Total.......................................................  $832,049     $456,541
                                                              ========     ========

(a) For the Period January 1, 2005 to April 30, 2005

(b) For the Period May 1, 2005 to December 31, 2005

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 were as follows:

                                                       BLACKROCK     BLACKROCK     HARRIS OAKMARK        FI         LOOMIS SAYLES
                                                      BOND INCOME   MONEY MARKET   FOCUSED VALUE    VALUE LEADERS     SMALL CAP
                                                      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                      -----------   ------------   --------------   -------------   -------------
(IN THOUSANDS)
Outstanding at December 31, 2004....................     44,993        50,349          95,575           37,898          50,287
Activity 2005:
 Issued.............................................      7,734        29,570          12,084            2,792           5,572
 Redeemed...........................................     (7,509)      (33,832)        (14,428)          (7,177)         (8,514)
                                                        -------       -------         -------          -------         -------
Outstanding at December 31, 2005....................     45,218        46,087          93,231           33,513          47,345
                                                        =======       =======         =======          =======         =======
Outstanding at December 31, 2003....................     45,291        60,533          87,715           43,099          51,558
Activity 2004:
 Issued.............................................      9,388        39,384          21,875            3,098           6,718
 Redeemed...........................................     (9,686)      (49,568)        (14,015)          (8,299)         (7,989)
                                                        -------       -------         -------          -------         -------
Outstanding at December 31, 2004....................     44,993        50,349          95,575           37,898          50,287
                                                        =======       =======         =======          =======         =======
Outstanding at December 31, 2002....................     41,590        69,741          69,108           48,994          51,595
Activity 2003:
 Issued.............................................     14,586        72,157          30,214            3,945           9,153
 Redeemed...........................................    (10,885)      (81,365)        (11,607)          (9,840)         (9,190)
                                                        -------       -------         -------          -------         -------
Outstanding at December 31, 2003....................     45,291        60,533          87,715           43,099          51,558
                                                        =======       =======         =======          =======         =======
Outstanding at December 31, 2001....................     33,599        53,150          48,535           61,754          59,538
Activity 2002:
 Issued.............................................     16,247        78,734          34,965            4,582           8,327
 Redeemed...........................................     (8,256)      (62,143)        (14,392)         (17,342)        (16,270)
                                                        -------       -------         -------          -------         -------
Outstanding at December 31, 2002....................     41,590        69,741          69,108           48,994          51,595
                                                        =======       =======         =======          =======         =======
Outstanding at December 31, 2000....................     26,739        34,753          27,369           70,346          66,265
Activity 2001:
 Issued.............................................     14,330        64,138          30,565            8,763          11,588
 Redeemed...........................................     (7,470)      (45,741)         (9,399)         (17,355)        (18,315)
                                                        -------       -------         -------          -------         -------
Outstanding at December 31, 2001....................     33,599        53,150          48,535           61,754          59,538
                                                        =======       =======         =======          =======         =======

(a) For the Period January 1, 2005 to April 30, 2005

(b) For the period May 1, 2005 to December 31, 2005

    SALOMON BROTHERS         SALOMON BROTHERS              MFS           BLACKROCK       DAVIS VENTURE   MSF INVESTORS
    U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES    TOTAL RETURN   LARGE CAP GROWTH       VALUE           TRUST
       SUBACCOUNT               SUBACCOUNT              SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
    ----------------   -----------------------------   ------------   ----------------   -------------   -------------
         82,913                    75,594                 11,708           78,255           136,907          45,689
         22,713                    19,112                  4,296            4,173            23,520           1,716
        (14,609)                  (12,739)                (1,892)         (16,666)          (20,227)         (8,046)
        -------                   -------                -------           ------           -------         -------
         91,017                    81,967                 14,112           65,762           140,200          39,359
        =======                   =======                =======           ======           =======         =======
         79,759                    66,823                     --           86,958           127,927          22,385
         22,312                    25,296                 14,489            8,196            27,531          31,767
        (19,158)                  (16,525)                (2,781)         (16,899)          (18,551)         (8,463)
        -------                   -------                -------           ------           -------         -------
         82,913                    75,594                 11,708           78,255           136,907          45,689
        =======                   =======                =======           ======           =======         =======
         72,909                    49,553                     --           93,010           120,501          19,806
         35,806                    31,063                     --           14,761            27,154           7,217
        (28,956)                  (13,793)                    --          (20,813)          (19,728)         (4,638)
        -------                   -------                -------           ------           -------         -------
         79,759                    66,823                     --           86,958           127,927          22,385
        =======                   =======                =======           ======           =======         =======
         43,266                    44,975                     --          109,828           121,855          18,771
         42,389                    14,923                     --           14,578            27,213           6,521
        (12,746)                  (10,345)                    --          (31,396)          (28,567)         (5,486)
        -------                   -------                -------           ------           -------         -------
         72,909                    49,553                     --           93,010           120,501          19,806
        =======                   =======                =======           ======           =======         =======
         28,212                    42,019                     --          118,611           118,785          14,955
         24,819                    12,547                     --           23,276            30,204          26,842
         (9,765)                   (9,591)                    --          (32,059)          (27,134)        (23,026)
        -------                   -------                -------           ------           -------         -------
         43,266                    44,975                     --          109,828           121,855          18,771
        =======                   =======                =======           ======           =======         =======

      MET/PUTNAM
        VOYAGER
     SUBACCOUNT(A)
     -------------
         30,284
            831
        (31,115)
        -------
             --
        =======
         33,487
          3,529
         (6,732)
        -------
         30,284
        =======
         30,822
         12,919
        (10,254)
        -------
         33,487
        =======
         28,544
         14,434
        (12,156)
        -------
         30,822
        =======
         15,758
         78,373
        (65,587)
        -------
         28,544
        =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 were as follows:

                                               JENNISON              FI               BLACKROCK       FI MID CAP     RUSSELL 2000
                                                GROWTH       INTERNATIONAL STOCK   STRATEGIC VALUE   OPPORTUNITIES      INDEX
                                             SUBACCOUNT(B)       SUBACCOUNT          SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             -------------   -------------------   ---------------   -------------   ------------
(IN THOUSANDS)
Outstanding at December 31, 2004...........         --              67,546             109,834          16,500          33,537
Activity 2005:
 Issued....................................     30,629              11,115              14,474           2,249           8,523
 Redeemed..................................     (3,999)            (12,432)            (18,801)         (3,173)         (6,791)
                                                ------             -------             -------          ------          ------
Outstanding at December 31, 2005...........     26,630              66,229             105,507          15,576          35,269
                                                ======             =======             =======          ======          ======
Outstanding at December 31, 2003...........         --              70,847              88,950           8,400          24,725
Activity 2004:
 Issued....................................         --              10,458              36,452          11,054          15,080
 Redeemed..................................         --             (13,759)            (15,568)         (2,954)         (6,268)
                                                ------             -------             -------          ------          ------
Outstanding at December 31, 2004...........         --              67,546             109,834          16,500          33,537
                                                ======             =======             =======          ======          ======
Outstanding at December 31, 2002...........         --              63,481              62,270           7,213          12,285
Activity 2003:
 Issued....................................         --              46,597              40,405           3,504          16,432
 Redeemed..................................         --             (39,231)            (13,725)         (2,317)         (3,992)
                                                ------             -------             -------          ------          ------
Outstanding at December 31, 2003...........         --              70,847              88,950           8,400          24,725
                                                ======             =======             =======          ======          ======
Outstanding at December 31, 2001...........         --              58,910              25,355           6,391           5,136
Activity 2002:
 Issued....................................         --              50,660              50,130           5,124          10,069
 Redeemed..................................         --             (46,089)            (13,215)         (4,302)         (2,920)
                                                ------             -------             -------          ------          ------
Outstanding at December 31, 2002...........         --              63,481              62,270           7,213          12,285
                                                ======             =======             =======          ======          ======
Outstanding at December 31, 2000...........         --              58,501                  --              --              --
Activity 2001:
 Issued....................................         --              54,104              30,519           8,521           6,277
 Redeemed..................................         --             (53,695)             (5,164)         (2,130)         (1,141)
                                                ------             -------             -------          ------          ------
Outstanding at December 31, 2001...........         --              58,910              25,355           6,391           5,136
                                                ======             =======             =======          ======          ======

(a) For the Period January 1, 2005 to April 30, 2005

(b) For the period May 1, 2005 to December 31, 2005

    METLIFE STOCK   FRANKLIN TEMPLETON   NEUBERGER BERMAN   HARRIS OAKMARK    BLACKROCK LEGACY     LEHMAN BROTHERS
        INDEX        SMALL CAP GROWTH     MID CAP VALUE     LARGE CAP VALUE   LARGE CAP VALUE    AGGREGATE BOND INDEX
     SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
    -------------   ------------------   ----------------   ---------------   ----------------   --------------------
       22,996             28,526              24,917            43,080             19,190               57,321
        4,370              7,550              15,148            17,685              6,365               17,105
       (3,935)            (4,927)             (5,508)           (7,395)            (3,645)             (10,474)
       ------             ------              ------            ------             ------               ------
       23,431             31,149              34,557            53,370             21,910               63,952
       ======             ======              ======            ======             ======               ======
       18,668             23,037              12,944            28,297              8,101               51,282
        7,472              9,810              15,061            20,183             13,276               19,326
       (3,144)            (4,321)             (3,088)           (5,400)            (2,187)             (13,287)
       ------             ------              ------            ------             ------               ------
       22,996             28,526              24,917            43,080             19,190               57,321
       ======             ======              ======            ======             ======               ======
       11,103             13,799               6,309             7,146              2,161               31,759
        9,831             13,617               9,117            24,391              7,100               33,238
       (2,266)            (4,379)             (2,482)           (3,240)            (1,160)             (13,715)
       ------             ------              ------            ------             ------               ------
       18,668             23,037              12,944            28,297              8,101               51,282
       ======             ======              ======            ======             ======               ======
        4,014              4,504               1,361                --                 --               12,364
        9,296             12,906               6,975             8,278              2,465               24,890
       (2,207)            (3,611)             (2,027)           (1,132)              (304)              (5,495)
       ------             ------              ------            ------             ------               ------
       11,103             13,799               6,309             7,146              2,161               31,759
       ======             ======              ======            ======             ======               ======
           --                 --                  --                --                 --                   --
        4,799              4,995               1,560                --                 --               15,556
         (785)              (491)               (199)               --                 --               (3,192)
       ------             ------              ------            ------             ------               ------
        4,014              4,504               1,361                --                 --               12,364
       ======             ======              ======            ======             ======               ======

     MORGAN STANLEY
       EAFE INDEX
       SUBACCOUNT
     --------------
         35,846
          9,377
         (5,355)
         ------
         39,868
         ======
         25,459
         16,199
         (5,812)
         ------
         35,846
         ======
         12,329
         25,386
        (12,256)
         ------
         25,459
         ======
          4,168
         12,334
         (4,173)
         ------
         12,329
         ======
             --
          5,301
         (1,133)
         ------
          4,168
         ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 were as follows:

                                         METLIFE MID CAP      BLACKROCK        T. ROWE PRICE      T. ROWE PRICE      OPPENHEIMER
                                           STOCK INDEX     INVESTMENT TRUST   LARGE CAP GROWTH   SMALL CAP GROWTH   GLOBAL EQUITY
                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                         ---------------   ----------------   ----------------   ----------------   -------------
(IN THOUSANDS)
Outstanding at December 31, 2004.......      29,833             2,691               4,693               640               48
Activity 2005:
 Issued................................       7,992               368              13,619             2,615              354
 Redeemed..............................      (5,262)             (440)             (1,000)             (282)             (26)
                                             ------             -----              ------             -----              ---
Outstanding at December 31, 2005.......      32,563             2,619              17,312             2,973              376
                                             ======             =====              ======             =====              ===
Outstanding at December 31, 2003.......      23,561             2,209                  --                --               --
Activity 2004:
 Issued................................      11,122               840               4,881               691               50
 Redeemed..............................      (4,850)             (358)               (188)              (51)              (2)
                                             ------             -----              ------             -----              ---
Outstanding at December 31, 2004.......      29,833             2,691               4,693               640               48
                                             ======             =====              ======             =====              ===
Outstanding at December 31, 2002.......      12,371             1,335                  --                --               --
Activity 2003:
 Issued................................      14,336             1,311                  --                --               --
 Redeemed..............................      (3,146)             (437)                 --                --               --
                                             ------             -----              ------             -----              ---
Outstanding at December 31, 2003.......      23,561             2,209                  --                --               --
                                             ======             =====              ======             =====              ===
Outstanding at December 31, 2001.......       4,234               412                  --                --               --
Activity 2002:
 Issued................................      12,151             1,202                  --                --               --
 Redeemed..............................      (4,014)             (279)                 --                --               --
                                             ------             -----              ------             -----              ---
Outstanding at December 31, 2002.......      12,371             1,335                  --                --               --
                                             ======             =====              ======             =====              ===
Outstanding at December 31, 2000.......          --                --                  --                --               --
Activity 2001:
 Issued................................       8,631               444                  --                --               --
 Redeemed..............................      (4,397)              (32)                 --                --               --
                                             ------             -----              ------             -----              ---
Outstanding at December 31, 2001.......       4,234               412                  --                --               --
                                             ======             =====              ======             =====              ===

(a) For the Period January 1, 2005 to April 30, 2005

(b) For the period May 1, 2005 to December 31, 2005

        BLACKROCK        BLACKROCK    METLIFE CONSERVATIVE    METLIFE CONSERVATIVE    METLIFE MODERATE       METLIFE MODERATE
    AGGRESSIVE GROWTH   DIVERSIFIED        ALLOCATION        TO MODERATE ALLOCATION      ALLOCATION      TO AGGRESSIVE ALLOCATION
       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT(B)           SUBACCOUNT(B)         SUBACCOUNT(B)          SUBACCOUNT(B)
    -----------------   -----------   --------------------   ----------------------   ----------------   ------------------------
            24               62                --                       --                    --                     --
            56               64               224                    1,002                 2,823                  2,100
           (12)             (14)              (28)                     (44)                 (178)                   (72)
           ---              ---               ---                    -----                 -----                  -----
            68              112               196                      958                 2,645                  2,028
           ===              ===               ===                    =====                 =====                  =====
            --               --                --                       --                    --                     --
            25               64                --                       --                    --                     --
            (1)              (2)               --                       --                    --                     --
           ---              ---               ---                    -----                 -----                  -----
            24               62                --                       --                    --                     --
           ===              ===               ===                    =====                 =====                  =====
            --               --                --                       --                    --                     --
            --               --                --                       --                    --                     --
            --               --                --                       --                    --                     --
           ---              ---               ---                    -----                 -----                  -----
            --               --                --                       --                    --                     --
           ===              ===               ===                    =====                 =====                  =====
            --               --                --                       --                    --                     --
            --               --                --                       --                    --                     --
            --               --                --                       --                    --                     --
           ---              ---               ---                    -----                 -----                  -----
            --               --                --                       --                    --                     --
           ===              ===               ===                    =====                 =====                  =====
            --               --                --                       --                    --                     --
            --               --                --                       --                    --                     --
            --               --                --                       --                    --                     --
           ---              ---               ---                    -----                 -----                  -----
            --               --                --                       --                    --                     --
           ===              ===               ===                    =====                 =====                  =====

     METLIFE AGGRESSIVE   MFS RESEARCH
         ALLOCATION       INTERNATIONAL
       SUBACCOUNT(B)       SUBACCOUNT
     ------------------   -------------
              --             28,192
             289             10,336
            (128)            (4,288)
            ----             ------
             161             34,240
            ====             ======
              --             20,694
              --             11,234
              --             (3,736)
            ----             ------
              --             28,192
            ====             ======
              --              9,959
              --             16,268
              --             (5,533)
            ----             ------
              --             20,694
            ====             ======
              --              1,919
              --              9,783
              --             (1,743)
            ----             ------
              --              9,959
            ====             ======
              --                 --
              --              2,103
              --               (184)
            ----             ------
              --              1,919
            ====             ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 were as follows:

                                                         T. ROWE PRICE       PIMCO       RCM GLOBAL    LORD ABBETT       LAZARD
                                                         MID-CAP GROWTH   TOTAL RETURN   TECHNOLOGY   BOND DEBENTURE    MID-CAP
                                                           SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                         --------------   ------------   ----------   --------------   ----------
(IN THOUSANDS)
Outstanding at December 31, 2004.......................      54,970         182,735        35,119         43,720         15,605
Activity 2005:
 Issued................................................      23,590          51,204         5,528         16,461          3,946
 Redeemed..............................................      (8,757)        (23,118)       (8,818)        (7,652)        (3,002)
                                                             ------         -------       -------         ------         ------
Outstanding at December 31, 2005.......................      69,803         210,821        31,829         52,529         16,549
                                                             ======         =======       =======         ======         ======
Outstanding at December 31, 2003.......................      30,181         150,686        26,679         30,138          9,721
Activity 2004:
 Issued................................................      31,745          60,839        18,517         21,533          7,968
 Redeemed..............................................      (6,956)        (28,790)      (10,077)        (7,951)        (2,084)
                                                             ------         -------       -------         ------         ------
Outstanding at December 31, 2004.......................      54,970         182,735        35,119         43,720         15,605
                                                             ======         =======       =======         ======         ======
Outstanding at December 31, 2002.......................      13,146          85,503         9,468         10,930          2,044
Activity 2003:
 Issued................................................      21,154          96,819        23,617         23,386          8,669
 Redeemed..............................................      (4,119)        (31,636)       (6,406)        (4,178)          (992)
                                                             ------         -------       -------         ------         ------
Outstanding at December 31, 2003.......................      30,181         150,686        26,679         30,138          9,721
                                                             ======         =======       =======         ======         ======
Outstanding at December 31, 2001.......................       3,695          15,505         3,963          2,365             --
Activity 2002:
 Issued................................................      12,150          81,046        11,733         10,131          2,344
 Redeemed..............................................      (2,699)        (11,048)       (6,228)        (1,566)          (300)
                                                             ------         -------       -------         ------         ------
Outstanding at December 31, 2002.......................      13,146          85,503         9,468         10,930          2,044
                                                             ======         =======       =======         ======         ======
Outstanding at December 31, 2000.......................          --              --            --             --             --
Activity 2001:
 Issued................................................       4,099          16,304         4,897          2,701             --
 Redeemed..............................................        (404)           (799)         (934)          (336)            --
                                                             ------         -------       -------         ------         ------
Outstanding at December 31, 2001.......................       3,695          15,505         3,963          2,365             --
                                                             ======         =======       =======         ======         ======

(a) For the Period January 1, 2005 to April 30, 2005

(b) For the period May 1, 2005 to December 31, 2005


        MET/AIM        HARRIS OAKMARK         JANUS          NEUBERGER BERMAN     OPPENHEIMER CAPITAL    AMERICAN FUNDS
    SMALL CAP GROWTH   INTERNATIONAL    AGGRESSIVE GROWTH       REAL ESTATE          APPRECIATION            GROWTH
       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT (B)         SUBACCOUNT
    ----------------   --------------   -----------------    ----------------     -------------------    --------------
          9,147            37,453            15,257                1,303                   --                25,525
          2,238            25,955             3,570                2,924                  155                 7,121
         (2,091)           (5,413)           (3,189)                (413)                 (10)               (2,835)
         ------            ------            ------                -----                  ---                ------
          9,294            57,995            15,638                3,814                  145                29,811
         ======            ======            ======                =====                  ===                ======
          6,954            13,499            14,238                   --                   --                17,878
          3,353            27,741             4,444                1,350                   --                 9,860
         (1,160)           (3,787)           (3,425)                 (47)                  --                (2,213)
         ------            ------            ------                -----                  ---                ------
          9,147            37,453            15,257                1,303                   --                25,525
         ======            ======            ======                =====                  ===                ======
          2,251               828             9,888                   --                   --                 8,788
          5,597            14,951            18,160                   --                   --                10,959
           (894)           (2,280)          (13,810)                  --                   --                (1,869)
         ------            ------            ------                -----                  ---                ------
          6,954            13,499            14,238                   --                   --                17,878
         ======            ======            ======                =====                  ===                ======
             --                --             3,620                   --                   --                 2,134
          2,420               989             8,375                   --                   --                 7,844
           (169)             (161)           (2,107)                  --                   --                (1,190)
         ------            ------            ------                -----                  ---                ------
          2,251               828             9,888                   --                   --                 8,788
         ======            ======            ======                =====                  ===                ======
             --                --                --                   --                   --                    --
             --                --             3,908                   --                   --                 2,430
             --                --              (288)                  --                   --                  (296)
         ------            ------            ------                -----                  ---                ------
             --                --             3,620                   --                   --                 2,134
         ======            ======            ======                =====                  ===                ======

       AMERICAN
         FUNDS             AMERICAN FUNDS
     GROWTH-INCOME   GLOBAL SMALL CAPITALIZATION
      SUBACCOUNT             SUBACCOUNT
     -------------   ---------------------------
        28,521                 33,865
         6,863                 18,205
        (3,486)                (6,128)
        ------                 ------
        31,898                 45,942
        ======                 ======
        20,819                 20,950
        10,524                 18,672
        (2,822)                (5,757)
        ------                 ------
        28,521                 33,865
        ======                 ======
        10,667                 11,246
        12,200                 15,889
        (2,048)                (6,185)
        ------                 ------
        20,819                 20,950
        ======                 ======
         2,993                  2,562
         9,367                 10,538
        (1,693)                (1,854)
        ------                 ------
        10,667                 11,246
        ======                 ======
            --                     --
         3,387                  2,887
          (394)                  (325)
        ------                 ------
         2,993                  2,562
        ======                 ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                               BLACKROCK        BLACKROCK      HARRIS OAKMARK       FI VALUE       LOOMIS SAYLES
                                              BOND INCOME      MONEY MARKET     FOCUSED VALUE        LEADERS         SMALL CAP
                                               SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             --------------   --------------   ---------------   ---------------   --------------
2005
Units (In Thousands).......................          45,218          46,087            93,231            33,513            47,345
Unit Fair Value, Lowest to Highest(1)......  $3.78 to $4.83   $1.85 to $2.37   $3.20 to $3.73    $2.55 to $2.95    $2.54 to $2.90
Net Assets (In Thousands)..................  $      209,883   $     104,054    $      339,523    $       97,295    $      135,073
Investment Income Ratio to Net Assets(2)...            5.07%           2.65%             1.06%             1.12%             1.21%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..............   1.15% to 2.20%  1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).........     -0.06% to 1%     0.41% to 2%          7% to 9%          8% to 9%          4% to 6%
2004
Units (In Thousands).......................          44,993          50,349            95,575            37,898            50,287
Unit Fair Value, Lowest to Highest(1)......  $ 3.78 to 4.78   $1.85 to $2.33   $3.04 to $3.43    $2.39 to $2.70    $2.45 to $2.75
Net Assets (In Thousands)..................  $      207,437   $     112,383    $      321,835    $      100,975    $      136,250
Investment Income Ratio to Net Assets(2)...            5.76%           0.79%             1.07%             1.28%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..............   1.15% to 2.20%  1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).........         2% to 3%   -1% to -0.37%          7% to 9%        11% to 12%        14% to 15%
2003
Units (In Thousands).......................          45,291          60,533            87,715            43,099            51,558
Unit Fair Value, Lowest to Highest(1)......  $3.71 to $4.64   $1.87 to $2.34   $2.83 to $3.16    $2.15 to $2.40    $2.16 to $2.39
Net Assets (In Thousands)..................  $      203,909   $     136,176    $      273,122    $      102,454    $      121,881
Investment Income Ratio to Net Assets(2)...            3.08%           0.73%             0.11%             0.72%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..............   1.15% to 2.20%  1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).........         1% to 4%      -2% to -1%        27% to 31%        22% to 25%        30% to 35%
2002
Units (In Thousands).......................          41,590          69,741            69,108            48,994            51,595
Unit Fair Value, Lowest to Highest(1)......  $3.66 to $4.44   $1.94 to $2.35   $2.20 to $2.42    $1.75 to $1.92    $1.63 to $1.77
Net Assets (In Thousands)..................  $      181,150   $     159,444    $      164,783    $       93,057    $       90,703
Investment Income Ratio to Net Assets(2)...            4.54%           1.31%             0.20%             0.92%             0.11%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..............   1.15% to 2.45%  1.15% to 2.45%    1.15% to 2.45%    1.15% to 2.45%    1.15% to 2.45%
Total Return, Lowest to Highest(4).........         6% to 7%       -1% to 0%      -11% to -10%      -21% to -20%              -23%
2001
Units (In Thousands).......................          33,599          53,150            48,535            61,754            59,538
Unit Fair Value, Lowest to Highest(1)......  $3.46 to $4.15   $1.96 to $2.35   $2.47 to $2.69    $2.22 to $2.41    $2.13 to $2.29
Net Assets (In Thousands)..................  $      138,063   $     123,089    $      129,180    $      147,774    $      135,409
Investment Income Ratio to Net Assets(2)...             8.0%            3.6%              0.5%              0.9%              7.3%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..............   1.15% to 1.85%  1.15% to 1.85%    1.15% to 1.85%    1.15% to 1.86%    1.15% to 1.85%
Total Return, Lowest to Highest(4).........         3% to 7%        0% to 3%         4% to 26%       -15% to -9%       -10% to -5%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2005 to April 30, 2005

(b)  For the period May 1, 2005 to December 31, 2005

    SALOMON BROTHERS    SALOMON BROTHERS STRATEGIC       MFS TOTAL      BLACKROCK LEGACY    DAVIS VENTURE    MSF INVESTORS
    U.S. GOVERNMENT         BOND OPPORTUNITIES            RETURN        LARGE CAP GROWTH        VALUE            TRUST
       SUBACCOUNT               SUBACCOUNT              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
    ----------------   ----------------------------   ---------------   ----------------   ---------------   --------------
             91,017                   81,967                   14,112            65,762           140,200           39,359
     $1.44 to $1.64           $1.83 to $2.08          $3.49 to $42.14    $2.45 to $2.77    $3.05 to $3.47    $.86 to $9.14
     $      146,026           $      166,715          $       104,828    $      180,038    $      477,063    $      36,763
               3.14%                    4.94%                    2.66%             0.37%             0.60%            0.38%
      1.15% to 2.20%           1.15% to 2.20%           1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%
        -1% to .042%              0.34% to 2%                 1% to 2%          4% to 6%          8% to 9%         5% to 6%
             82,913                   75,594                   11,708            78,255           136,907           45,689
     $1.47 to $1.63           $1.84 to $2.05          $         41.49    $2.36 to $2.63    $2.86 to $3.18    $0.82 to $0.87
     $      132,938           $      151,993          $       100,941    $      203,136    $      429,391    $      39,775
               2.18%                    3.00%                    0.00%             0.00%             0.55%            0.32%
      1.15% to 2.20%           1.15% to 2.20%           1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%
            1% to 2%                 4% to 5%                 8% to 9%          6% to 7%        10% to 11%        9% to 10%
             79,759                   66,823                       --            86,958           127,927           22,385
     $1.46 to $1.61           $1.77 to $1.94                       --    $2.22 to $2.45    $2.61 to $2.87    $0.75 to $0.79
     $      126,215           $      128,147          $            --    $      210,554    $      363,051    $      17,582
               1.71%                    1.89%                      --              0.05%             0.34%            0.28%
      1.15% to 2.20%           1.15% to 2.20%                      --     1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%
           -1% to 0%                4% to 11%                      --         23% to 33%        25% to 29%       16% to 20%
             72,909                   49,553                       --            93,010           120,501           19,806
     $1.48 to $1.60           $1.62 to $1.75                       --    $1.70 to $1.83    $2.06 to $2.22    $0.64 to $0.66
     $      115,249           $       85,879          $            --    $      169,121    $      265,311    $      12,979
               4.16%                    6.88%                      --              0.00%             0.88%            0.45%
      1.35% to 1.40%           1.35% to 1.40%                      --     1.15% to 2.45%    1.15% to 2.45%   1.15% to 2.45%
            5% to 6%                 7% to 8%                      --       -35% to -34%      -18% to -17%     -26% to -21%
             43,266                   44,975                       --           109,828           121,855           18,771
     $1.41 to $1.50           $1.51 to $1.62                       --    $2.60 to $2.78    $2.52 to $2.69    $0.81 to $0.84
     $       64,481           $       72,204          $            --    $      303,228    $      325,852    $      15,612
                5.7%                     6.9%                      --               6.1%             10.4%             0.4%
      1.15% to 1.85%           1.15% to 1.85%                      --     1.15% to 1.85%    1.15% to 1.85%   1.15% to 1.85%
            3% to 5%                 2% to 5%                      --        -13% to -9%       -12% to -5%      -17% to -7%

       MET/PUTNAM
        VOYAGER
     SUBACCOUNT(A)
     --------------
                 --
                 --
     $           --
               0.39%
      1.15% to 2.20%
                 -8%
             30,284
     $0.42 to $0.45
     $       13,424
               0.06%
      1.15% to 2.20%
            2% to 3%
             33,487
     $0.42 to $0.43
     $       14,356
               0.00%
      1.15% to 2.20%
          16% to 24%
             30,822
     $0.34 to $0.35
     $       10,651
               0.00%
      1.15% to 2.45%
                -30%
             28,544
     $         0.49
     $       14,078
                0.0%
      1.15% to 1.85%
        -31% to -14%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                      JENNISON         FI INTERNATIONAL        BLACKROCK          FI MID CAP        RUSSELL 2000
                                       GROWTH                STOCK          STRATEGIC VALUE     OPPORTUNITIES          INDEX
                                   SUBACCOUNT(B)          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                 ------------------   -------------------   ---------------   ------------------   --------------
2005
Units (In Thousands)...........            26,630               66,229             105,507              15,576             35,269
Unit Fair Value, Lowest to
 Highest(1)....................    $0.47 to $0.50       $1.39 to $1.65      $1.78 to $1.89      $1.62 to $1.77     $1.50 to $1.61
Net Assets (In Thousands)......    $       13,111       $      106,709      $      197,383      $       27,125     $       56,097
Investment Income Ratio to Net
 Assets(2).....................              0.00%                0.54%               6.61%               0.00%              4.35%
Expenses as a Percent of
 Average Net Assets, Lowest to
 Highest(3)....................     1.15% to 2.20%       1.15% to 2.20%      1.15% to 2.20%      1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to
 Highest(4)....................         19% to 20%           15% to 16%            2% to 3%            4% to 5%           2% to 3%
2004
Units (In Thousands)...........                --               67,546             109,834              16,500             33,537
Unit Fair Value, Lowest to
 Highest(1)....................                --       $1.22 to $1.41      $1.75 to $1.84      $1.55 to $1.69     $1.47 to $1.57
Net Assets (In Thousands)......    $           --       $       93,762      $      200,343      $       27,295     $       51,805
Investment Income Ratio to Net
 Assets(2).....................                --                 1.24%               0.00%               0.43%              0.33%
Expenses as a Percent of
 Average Net Assets, Lowest to
 Highest(3)....................                --        1.15% to 2.20%      1.15% to 2.20%      1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to
 Highest(4)....................                --            15% to 17%          13% to 14%          14% to 18%         15% to 16%
2003
Units (In Thousands)...........                --               70,847              88,950               8,400             24,725
Unit Fair Value, Lowest to
 Highest(1)....................                --       $1.06 to $1.21      $1.56 to $1.62      $1.36 to $1.46     $1.28 to $1.35
Net Assets (In Thousands)......    $           --       $       84,486      $      142,779      $       12,047     $       32,968
Investment Income Ratio to Net
 Assets(2).....................                --                 0.64%               0.00%               0.00%              0.40%
Expenses as a Percent of
 Average Net Assets, Lowest to
 Highest(3)....................                --        1.15% to 2.20%      1.15% to 2.20%      1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to
 Highest(4)....................                --            25% to 26%          46% to 48%          25% to 33%         38% to 44%
2002
Units (In Thousands)...........                --               63,481              62,270               7,213             12,285
Unit Fair Value, Lowest to
 Highest(1)....................                --       $0.86 to $0.96      $1.06 to $1.09      $1.04 to $1.10     $0.90 to $0.94
Net Assets (In Thousands)......    $           --       $       60,050      $       67,539      $        7,806     $       11,406
Investment Income Ratio to Net
 Assets(2).....................                --                 0.86%               0.49%               0.00%              0.52%
Expenses as a Percent of
 Average Net Assets, Lowest to
 Highest(3)....................                --        1.15% to 2.45%      1.15% to 2.45%      1.15% to 2.45%     1.15% to 2.45%
Total Return, Lowest to
 Highest(4)....................                --                  -19%        -23% to -22%        -31% to -30%               -22%
2001
Units (In Thousands)...........                --               58,910              25,355               6,391              5,136
Unit Fair Value, Lowest to
 Highest(1)....................                --       $1.06 to $1.18      $1.38 to $1.40      $1.50 to $1.57     $1.16 to $1.19
Net Assets (In Thousands)......    $           --       $       68,676      $       35,487      $        9,896     $        6,037
Investment Income Ratio to Net
 Assets(2).....................                --                  3.7%                0.3%                0.0%              0.1%
Expenses as a Percent of
 Average Net Assets, Lowest to
 Highest(3)....................                --        1.15% to 1.85%      1.15% to 1.85%      1.15% to 1.85%     1.15% to 1.85%
Total Return, Lowest to
 Highest(4)....................                --           -22% to -9%          -2% to 14%        -40% to -17%        -3% to -1%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2005 to April 30, 2005

(b)  For the period May 1, 2005 to December 31, 2005

      METLIFE STOCK      FRANKLIN TEMPLETON   NEUBERGER BERMAN   HARRIS OAKMARK       BLACKROCK        LEHMAN BROTHERS
          INDEX           SMALL CAP GROWTH     MID CAP VALUE     LARGE CAP VALUE   LARGE CAP VALUE   AGGREGATE BOND INDEX
        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
    ------------------   ------------------   ----------------   ---------------   ---------------   --------------------
              23,431               31,149              34,557            53,370            21,910               63,952
      $3.34 to $3.93       $0.97 to $1.02     $ 2.26 to $2.43    $1.20 to $1.30    $1.19 to $1.24       $1.21 to $1.31
      $       89,011       $       31,358     $        82,800    $       68,410    $       27,019       $       82,322
                1.41%                3.33%               8.37%             0.53%             1.84%                3.71%
       1.15% to 2.20%       1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%       1.15% to 2.20%
             2% to 3%             2% to 3%           9% to 11%        -4% to -3%          3% to 4%         -0.36% to 1%
              22,996               28,526              24,917            43,080            19,190               57,321
      $3.27 to $3.81       $0.95 to $0.98     $ 2.06 to $2.20    $1.25 to $1.34    $1.16 to $1.19       $1.22 to $1.30
      $       84,856       $       27,882     $        54,049    $       56,880    $       22,712       $       73,408
                0.74%                0.00%               2.42%             0.39%             0.00%                2.87%
       1.15% to 2.20%       1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%       1.15% to 2.20%
             8% to 9%            9% to 10%          20% to 21%         9% to 10%        11% to 12%             2% to 3%
              18,668               23,037              12,944            28,297             8,101               51,282
      $3.03 to $3.50       $0.87 to $0.90     $ 1.72 to $1.81    $1.15 to $1.22    $1.04 to $1.06       $1.20 to $1.26
      $       63,223       $       20,527     $        23,208    $       34,052    $        8,575       $       64,081
                1.31%                0.00%               0.19%             0.00%             1.21%                5.38%
       1.15% to 2.20%       1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%       1.15% to 2.20%
           21% to 26%           37% to 43%          30% to 35%        19% to 24%        28% to 34%             0% to 2%
              11,103               13,799               6,309             7,146             2,161               31,759
      $2.45 to $2.77       $0.62 to $0.63     $ 1.30 to $1.35    $0.94 to $0.98    $         0.79       $1.19 to $1.24
      $       29,767       $        8,615     $         8,419    $        6,941    $        1,712       $       38,892
                1.54%                0.00%               0.15%             0.55%             0.80%                2.12%
       1.15% to 2.45%       1.15% to 2.45%      1.15% to 2.45%    1.35% to 1.40%    1.35% to 1.40%       1.15% to 2.45%
         -24% to -23%         -30% to -29%        -12% to -11%      -18% to -15%      -23% to -21%             8% to 9%
               4,014                4,504               1,361                --                --               12,364
      $3.23 to $3.61       $         0.88     $  1.47 to $1.5                --                --       $1.10 to $1.14
      $       14,055       $        3,961     $         2,042    $           --    $           --       $       13,956
                 0.7%                 0.0%                0.0%               --                --                  0.7%
       1.15% to 1.85%       1.15% to 1.85%      1.15% to 1.85%               --                --        1.15% to 1.85%
          -15% to -7%          -12% to -8%          -4% to -3%               --                --              3% to 5%

     MORGAN STANLEY
       EAFE INDEX
       SUBACCOUNT
     --------------
             39,868
     $1.17 to $1.26
     $       49,558
               1.43%
      1.15% to 2.20%
          10% to 12%
             35,846
     $1.06 to $1.13
     $       39,984
               0.53%
      1.15% to 2.20%
          17% to 18%
             25,459
     $0.91 to $0.96
     $       24,126
               1.10%
      1.15% to 2.20%
          34% to 36%
             12,329
     $0.68 to $0.71
     $        8,631
               0.32%
      1.15% to 2.45%
                -18%
              4,168
     $0.83 to $0.86
     $        3,547
                0.2%
      1.15% to 1.85%
        -23% to -10%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                                        METLIFE MID CAP       BLACKROCK        T. ROWE PRICE      T. ROWE PRICE
                                                          STOCK INDEX      INVESTMENT TRUST   LARGE CAP GROWTH   SMALL CAP GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------   ----------------   ----------------   ----------------
2005
Units (In Thousands)..................................           32,563              2,619             17,312              2,973
Unit Fair Value, Lowest to Highest(1).................   $1.38 to $1.46     $5.71 to $7.08     $1.20 to $1.29     $1.34 to $1.47
Net Assets (In Thousands).............................   $       47,066     $       17,618     $       22,103     $        4,290
Investment Income Ratio to Net Assets(2)..............             5.43%              0.90%              0.31%              0.00%
Expenses as a Percent of Average Net Assets, Lowest to
 Highest(3)...........................................    1.15% to 2.20%     1.15% to 2.20%     1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to Highest(4)....................        10% to 11%           1% to 2%           4% to 5%           8% to 9%
2004
Units (In Thousands)..................................           29,833              2,691              4,693                640
Unit Fair Value, Lowest to Highest(1).................   $1.26 to $1.32     $5.53 to $6.93     $1.15 to $1.23     $1.24 to $1.35
Net Assets (In Thousands).............................   $       39,021     $       17,810     $        5,702     $          846
Investment Income Ratio to Net Assets(2)..............             0.58%              0.57%              0.00%              0.00%
Expenses as a Percent of Average Net Assets, Lowest to
 Highest(3)...........................................    1.15% to 2.20%     1.15% to 2.20%     1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to Highest(4)....................        13% to 14%           8% to 9%           8% to 9%           6% to 7%
2003
Units (In Thousands)..................................           23,561              2,209                 --                 --
Unit Fair Value, Lowest to Highest(1).................   $1.11 to $1.15     $5.11 to $6.34                 --                 --
Net Assets (In Thousands).............................   $       26,978     $       13,364     $           --     $           --
Investment Income Ratio to Net Assets(2)..............             0.28%              0.57%                --                 --
Expenses as a Percent of Average Net Assets, Lowest to
 Highest(3)...........................................    1.15% to 2.20%     1.15% to 2.20%                --                 --
Total Return, Lowest to Highest(4)....................        30% to 33%         21% to 28%                --                 --
2002
Units (In Thousands)..................................           12,371              1,335                 --                 --
Unit Fair Value, Lowest to Highest(1).................   $0.85 to $0.87     $4.10 to $4.94                 --                 --
Net Assets (In Thousands).............................   $       10,670     $        6,287     $           --     $           --
Investment Income Ratio to Net Assets(2)..............             0.26%              0.48%                --                 --
Expenses as a Percent of Average Net Assets, Lowest to
 Highest(3)...........................................    1.15% to 2.45%     1.15% to 2.45%                --                 --
Total Return, Lowest to Highest(4)....................      -17% to -16%       -28% to -27%                --                 --
2001
Units (In Thousands)..................................            4,234                412                 --                 --
Unit Fair Value, Lowest to Highest(1).................   $1.02 to $1.03     $5.68 to $6.77                 --                 --
Net Assets (In Thousands).............................   $        4,326     $        2,640     $           --     $           --
Investment Income Ratio to Net Assets(2)..............              0.2%               0.0%                --                 --
Expenses as a Percent of Average Net Assets, Lowest to
 Highest(3)...........................................    1.15% to 1.85%     1.15% to 1.85%                --                 --
Total Return, Lowest to Highest(4)....................        -2% to -1%        -12% to -9%                --                 --

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2005 to April 30, 2005

(b)  For the period May 1, 2005 to December 31, 2005

      OPPENHEIMER          BLACKROCK          BLACKROCK       METLIFE CONSERVATIVE    METLIFE CONSERVATIVE TO    METLIFE MODERATE
     GLOBAL EQUITY     AGGRESSIVE GROWTH     DIVERSIFIED           ALLOCATION           MODERATE ALLOCATION         ALLOCATION
       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT(B)            SUBACCOUNT(B)          SUBACCOUNT(B)
    ----------------   -----------------   ----------------   ---------------------   -----------------------   ------------------
                 376                 68                 112                  196                      958                   2,645
    $15.68 to $17.20   $35.18 to $42.36    $33.07 to $40.58     $10.27 to $10.32         $10.48 to $10.54        $10.69 to $10.77
    $          6,335   $          2,779    $          4,350     $          2,019         $         10,077        $         28,434
                0.21%              0.00%               1.27%                0.64%                    0.70%                   0.72%
       1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%       1.15% to 2.20%           1.15% to 2.20%          1.15% to 2.20%
           13% to 15%           8% to 9%            1% to 2%                   3%                       5%                7% to 8%
                  48                 24                  62                   --                       --                      --
    $13.82 to $15.00   $33.95 to $38.80    $32.88 to $39.92                   --                       --                      --
    $            700   $            901    $          2,385     $             --         $             --        $             --
                0.00%              0.00%               0.00%                  --                       --                      --
       1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%                  --                       --                      --
           15% to 16%         10% to 11%            7% to 8%                  --                       --                      --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --
    $             --   $             --    $             --     $             --         $             --        $             --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --
    $             --   $             --    $             --     $             --         $             --        $             --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --
    $             --   $             --    $             --     $             --         $             --        $             --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --
                  --                 --                  --                   --                       --                      --

       METLIFE MODERATE TO
      AGGRESSIVE ALLOCATION
          SUBACCOUNT(B)
     ------------------------
                    2,028
         $10.93 to $10.99
         $         22,254
                     0.67%
            1.15% to 2.20%
                 9% to 10%
                       --
                       --
         $             --
                       --
                       --
                       --
                       --
                       --
         $             --
                       --
                       --
                       --
                       --
                       --
         $             --
                       --
                       --
                       --
                       --
                       --
         $             --
                       --
                       --
                       --

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                                      METLIFE AGGRESSIVE      MFS RESEARCH       T. ROWE PRICE         PIMCO
                                                          ALLOCATION         INTERNATIONAL      MID-CAP GROWTH     TOTAL RETURN
                                                        SUBACCOUNT(B)          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                      ------------------   ------------------   ---------------   ---------------
2005
Units (In Thousands)................................                161              34,240             69,803           210,821
Unit Fair Value, Lowest to Highest(1)...............   $11.10 to $11.17      $1.24 to $1.32     $0.77 to $0.81    $1.17 to $1.23
Net Assets (In Thousands)...........................   $          1,789      $       44,622     $       56,316    $      257,626
Investment Income Ratio to Net Assets(2)............               1.12%               5.69%              2.53%             0.69%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................      1.15% to 2.20%      1.15% to 2.20%     1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4)..................          11% to 12%          14% to 15%         12% to 13%       0.03% to 1%
2004
Units (In Thousands)................................                 --              28,192             54,970           182,735
Unit Fair Value, Lowest to Highest(1)...............                 --      $1.08 to $1.14     $0.69 to $0.72    $1.17 to $1.22
Net Assets (In Thousands)...........................   $             --      $       31,972     $       39,189    $      221,330
Investment Income Ratio to Net Assets(2)............                 --                0.27%              0.00%             7.02%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................                 --       1.15% to 2.20%     1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4)..................                 --           17% to 18%         15% to 16%          3% to 4%
2003
Units (In Thousands)................................                 --              20,694             30,181           150,686
Unit Fair Value, Lowest to Highest(1)...............                 --      $0.93 to $0.97     $0.60 to $0.62    $1.14 to $1.18
Net Assets (In Thousands)...........................   $             --      $       19,896     $       18,501    $      176,163
Investment Income Ratio to Net Assets(2)............                 --                0.77%              0.00%             2.47%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................                 --       1.15% to 2.20%     1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4)..................                 --           29% to 31%         28% to 35%          0% to 3%
2002
Units (In Thousands)................................                 --               9,959             13,146            85,503
Unit Fair Value, Lowest to Highest(1)...............                 --      $0.73 to $0.74     $0.45 to $0.46    $1.12 to $1.14
Net Assets (In Thousands)...........................   $             --      $        7,348     $        5,979    $       97,131
Investment Income Ratio to Net Assets(2)............                 --                0.19%              0.76%             0.00%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................                 --       1.15% to 2.45%     1.15% to 2.45%    1.15% to 2.45%
Total Return, Lowest to Highest(4)..................                 --         -14% to -13%               -45%          7% to 8%
2001
Units (In Thousands)................................                 --               1,919              3,695            15,505
Unit Fair Value, Lowest to Highest(1)...............                 --      $0.84 to $0.85     $0.82 to $0.83    $         1.07
Net Assets (In Thousands)...........................   $             --      $        1,659     $        3,069    $       16,337
Investment Income Ratio to Net Assets(2)............                 --                 0.0%               0.0%              1.6%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................                 --       1.40% to 2.10%     1.15% to 1.85%    1.15% to 1.85%
Total Return, Lowest to Highest(4)..................                 --         -13% to -11%       -16% to -11%          6% to 7%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2005 to April 30, 2005

(b)  For the period May 1, 2005 to December 31, 2005

      RCM GLOBAL      LORD ABBETT         LAZARD           MET/AIM        HARRIS OAKMARK          JANUS         NEUBERGER BERMAN
      TECHNOLOGY     BOND DEBENTURE      MID-CAP       SMALL CAP GROWTH    INTERNATIONAL    AGGRESSIVE GROWTH     REAL ESTATE
      SUBACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
    --------------   --------------   --------------   ----------------   ---------------   -----------------   ----------------
            31,829          52,529            16,549             9,294            57,995              15,638               3,814
    $0.46 to $0.48   $1.57 to $1.73   $1.40 to $1.46   $ 1.26 to $1.31    $1.52 to $1.60      $0.78 to $0.82    $14.15 to $14.40
    $       15,181   $      88,888    $       23,985   $        12,107    $       91,635      $       12,686    $         54,735
              0.69%           4.61%            11.41%             2.15%             1.52%               0.11%               0.18%
    1.15% to 2.20%   1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%      1.15% to 2.20%      1.15% to 2.20%
          9% to 10%    -1% to 0.34%          6% to 7%          6% to 7%        12% to 13%          11% to 12%          11% to 12%
            35,119          43,720            15,605             9,147            37,453              15,257               1,303
    $0.42 to $0.44   $1.59 to $1.72   $1.32 to $1.37   $ 1.19 to $1.23    $1.36 to $1.41      $0.70 to $0.73    $12.76 to $12.86
    $       15,289   $      73,819    $       21,209   $        11,152    $       52,523      $       11,042    $         16,723
              0.08%           3.80%             0.00%             0.00%             0.01%               0.00%               7.28%
    1.15% to 2.20%   1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%      1.15% to 2.20%      1.15% to 2.20%
         -6% to -5%        6% to 7%        12% to 13%          4% to 5%        17% to 21%            6% to 7%          28% to 29%
            26,679          30,138             9,721             6,954            13,499              14,238                  --
    $0.45 to $0.46   $1.50 to $1.61   $1.18 to $1.21   $ 1.14 to $1.17    $1.15 to $1.18      $0.66 to $0.68                  --
    $       12,292   $      47,626    $       11,707   $         8,077    $       15,911      $        9,639    $             --
              0.00%           2.38%             1.35%             0.00%             1.98%               0.00%                 --
     1.15% to 2.20%  1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%      1.15% to 2.20%                 --
         38% to 56%       9% to 18%        23% to 25%        33% to 37%        32% to 35%          21% to 28%                 --
             9,468          10,930             2,044             2,251               828               9,888                  --
    $0.29 to $0.30   $1.28 to $1.37   $0.96 to $0.97   $ 0.84 to $0.85    $0.88 to $0.89      $0.52 to $0.53                  --
    $        2,804   $      14,700    $        1,976   $         1,908    $          732      $        5,226    $             --
              0.00%           5.94%             0.15%             0.00%             0.26%               0.00%                 --
    1.15% to 2.45%   1.15% to 2.45%    1.35% to 1.40%    1.35% to 1.40%    1.35% to 1.40%      1.15% to 2.45%                 --
       -52% to -51%       -3% to 2%      -16% to -12%      -29% to -24%      -19% to -16%                -32%                 --
             3,963           2,365                --                --                --               3,620                  --
    $         0.61   $1.32 to $1.39               --                --                --      $0.77 to $0.78                  --
    $        2,414   $       3,236    $           --   $            --    $           --      $        2,804    $             --
               0.0%            2.0%               --                --                --                 0.0%                 --
    1.15% to 1.85%   1.15% to 1.85%               --                --                --       1.15% to 1.85%                 --
       -26% to -19%       -1% to 1%               --                --                --         -23% to -18%                 --

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                            OPPENHEIMER CAPITAL      AMERICAN FUNDS      AMERICAN FUNDS     AMERICAN FUNDS GLOBAL
                                               APPRECIATION              GROWTH           GROWTH-INCOME     SMALL CAPITALIZATION
                                               SUBACCOUNT(B)           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                            -------------------    ------------------    ---------------    ---------------------
2005
Units (In Thousands)......................               145                  29,811             31,898                 45,942
Unit Fair Value, Lowest to Highest(1).....    $8.44 to $8.74        $11.65 to $14.67     $8.11 to $10.20        $2.23 to $2.41
Net Assets (In Thousands).................    $        1,250        $        418,321     $      310,740         $      109,051
Investment Income Ratio to Net
 Assets(2)................................              1.86%                   0.72%              1.78%                  0.91%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3).............     1.15% to 2.20%          1.40% to 2.45%     1.40% to 2.45%         1.40% to 2.45%
Total Return, Lowest to Highest(4)........           8% to 9%              13% to 15%           3% to 4%             22% to 24%
2004
Units (In Thousands)......................                --                  25,525             28,521                 33,865
Unit Fair Value, Lowest to Highest(1).....                --        $10.28 to $12.80     $7.85 to $9.77         $1.82 to $1.95
Net Assets (In Thousands).................    $           --        $        312,820     $      266,272         $       65,211
Investment Income Ratio to Net
 Assets(2)................................                --                    0.19%              0.97%                  0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3).............                --           1.40% to 2.45%     1.40% to 2.45%         1.40% to 2.45%
Total Return, Lowest to Highest(4)........                --               10% to 11%           8% to 9%             18% to 19%
2003
Units (In Thousands)......................                --                  17,878             20,819                 20,950
Unit Fair Value, Lowest to Highest(1).....                --        $ 9.36 to $11.54     $7.29 to $8.98         $1.54 to $1.64
Net Assets (In Thousands).................    $           --        $        197,730     $      178,810         $       33,905
Investment Income Ratio to Net
 Assets(2)................................                --                    0.13%              1.22%                  0.50%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3).............                --           1.40% to 2.45%     1.40% to 2.45%         1.40% to 2.45%
Total Return, Lowest to Highest(4)........                --               24% to 35%         24% to 31%             46% to 51%
2002
Units (In Thousands)......................                --                   8,788             10,667                 11,246
Unit Fair Value, Lowest to Highest(1).....                --        $  7.28 to $8.39     $5.75 to $6.88         $1.03 to $1.08
Net Assets (In Thousands).................    $           --        $         72,031     $       70,206         $       12,042
Investment Income Ratio to Net
 Assets(2)................................                --                    0.05%              1.50%                  0.77%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3).............                --           1.15% to 2.45%     1.15% to 2.45%         1.15% to 2.45%
Total Return, Lowest to Highest(4)........                --                     -26%       -20% to -19%           -21% to -20%
2001
Units (In Thousands)......................                --                   2,134              2,993                  2,562
Unit Fair Value, Lowest to Highest(1).....                --        $ 9.67 to $11.48     $7.20 to $8.54         $1.31 to $1.35
Net Assets (In Thousands).................    $           --        $         23,354     $       24,355         $        3,437
Investment Income Ratio to Net
 Assets(2)................................                --                     5.6%               2.5%                   0.9%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3).............                --           1.40% to 2.10%     1.40% to 2.10%         1.15% to 1.85%
Total Return, Lowest to Highest(4)........                --             -15% to -11%         -4% to -3%             -9% to -8%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the Period January 1, 2005 to April 30, 2005

(b) For the period May 1, 2005 to December 31, 2005

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

7. CHANGE OF PORTFOLIO NAME, PORTFOLIO MERGERS AND SHARE SUBSTITUTIONS

Effective December 19, 2005, Lazard Asset Management became the subadvisor to the Met/Aim Mid Cap Core Equity Portfolio of the Met Investors Fund, which changed its name to Lazard Mid-Cap Portfolio of the Met Investors Fund.

Effective May 1, 2005, the Neuberger Berman Partners Mid Cap Value Portfolio, of the Metropolitan Fund, changed its name to the Neuberger Berman Mid Cap Value Portfolio of the Metropolitan Fund.

Effective May 1, 2005, Oppenheimer Funds, Inc., became the subadvisor to the Scudder Global Equity Portfolio of the Metropolitan Fund, which changed its name to the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

Effective May 1, 2005, the Met/Putnam Voyager Portfolio of the Metropolitan Fund merged with the Jennison Growth Portfolio of the Metropolitan Fund.

Effective January 31, 2005, BlackRock Advisors, Inc. became the subadvisor to all portfolios previously managed by State Street Research & Management Company and changed the names of the portfolios as follows:

OLD PORTFOLIO NAME                              NEW PORTFOLIO NAME
------------------                              ------------------
State Street Research Aggressive Growth         BlackRock Aggressive Growth Portfolio
  Portfolio
State Street Research Aurora Portfolio          BlackRock Strategic Value Portfolio
State Street Research Bond Income Portfolio     BlackRock Bond Income Portfolio
State Street Research Diversified Income        BlackRock Diversified Portfolio
  Portfolio
State Street Research Investment Trust          BlackRock Investment Trust Portfolio
  Portfolio
State Street Research Large Cap Value           BlackRock Large Cap Value Portfolio
  Portfolio
State Street Research Large Cap Growth          BlackRock Legacy Large Cap Growth Portfolio
  Portfolio
State Street Research Money Market Portfolio    BlackRock Money Market Portfolio

Effective January 15, 2005, RCM Capital Management LLC became the subadvisor to the PIMCO PEA Innovation Portfolio of the Met Investors Fund, which changed its name to the RCM Global Technology Portfolio of the Met Investors Fund.

Effective May 3, 2004, the FI Mid Cap Opportunities Portfolio, the MFS Research Managers Portfolio and the Balanced Portfolio of the Metropolitan Fund merged with the Janus Mid Cap Portfolio, the MFS Investors Trust Portfolio and the MFS Total Return Portfolio of the Metropolitan Fund, respectively. The Janus Mid Cap Portfolio subsequently changed its name to the FI Mid Cap Opportunities Portfolio.

Effective May 3, 2004, the FI Structured Equity Portfolio of the Metropolitan Fund and the PIMCO Innovation Portfolio of the Met Investors Fund changed their names to the FI Value Leaders Portfolio of the Metropolitan Fund and the PIMCO PEA Innovation Portfolio of the Met Investors Fund, respectively.

Effective May 3, 2004, State Street Research & Management Company became the subadvisor to the Alger Equity Growth Portfolio of the Metropolitan Fund, which changed its name to the State Street Research Large Cap Growth Portfolio of the Metropolitan Fund.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

 CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED DECEMBER 31, 2005, 2004
                                    AND 2003
                                      AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
New England Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of New England Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts in certain insurance products as required by new accounting guidance which became effective on January 1, 2004, and recorded the impact as a cumulative effect of a change in accounting principle. In addition, the Company reclassified mandatorily redeemable preferred stock from equity to liabilities as required by new accounting guidance which was adopted as of January 1, 2004.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 21, 2006

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2005      2004
                                                              -------   -------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $796 and $814, respectively)..........  $   807   $   846
  Equity securities, at fair value (cost: $0 and $1,
     respectively)..........................................       --         1
  Mortgage loans on real estate.............................        9         9
  Policy loans..............................................      327       308
  Other limited partnership interests.......................       17        16
  Short-term investments....................................       52        30
  Other invested assets.....................................       --         1
                                                              -------   -------
          Total investments.................................    1,212     1,211
Cash and cash equivalents...................................        6        --
Accrued investment income...................................       20        18
Premiums and other receivables..............................      259       187
Deferred policy acquisition costs...........................    1,288     1,254
Current income taxes receivable.............................       --        11
Other assets................................................       87        84
Separate account assets.....................................    9,448     8,707
                                                              -------   -------
          Total assets......................................  $12,320   $11,472
                                                              =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................  $   487   $   419
  Policyholder account balances.............................      911       906
  Other policyholder funds..................................      383       341
  Policyholder dividends payable............................        3         3
  Shares subject to mandatory redemption....................       --       100
  Current income taxes payable..............................        2        --
  Deferred income taxes payable.............................       50        43
  Other liabilities.........................................      167       129
  Separate account liabilities..............................    9,448     8,707
                                                              -------   -------
          Total liabilities.................................   11,451    10,648
                                                              -------   -------
Stockholder's Equity:
  Common stock, par value $125 per share; 50,000 shares
     authorized; 20,000 issued and outstanding at December
     31, 2005 and 2004......................................        3         3
  Additional paid-in capital................................      458       458
  Retained earnings.........................................      405       349
  Accumulated other comprehensive income....................        3        14
                                                              -------   -------
          Total stockholder's equity........................      869       824
                                                              -------   -------
          Total liabilities and stockholder's equity........  $12,320   $11,472
                                                              =======   =======

           See accompany notes to consolidated financial statements.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
             FOR THE YEARS ENDED DECEMBER 31, 2005, 2004, AND 2003
                                 (IN MILLIONS)

                                                              2005   2004   2003
                                                              ----   ----   ----
REVENUES
Premiums....................................................  $106   $ 77   $ 88
Universal life and investment-type product policy fees......   481    468    462
Net investment income.......................................    66     55     53
Other revenues..............................................    88     89    142
Net investment gains (losses)...............................    (4)    15      4
                                                              ----   ----   ----
          Total revenues....................................   737    704    749
                                                              ----   ----   ----
EXPENSES
Policyholder benefits and claims............................   153    130    127
Interest credited to policyholder account balances..........    32     34     33
Policyholder dividends......................................     6      6      5
Other expenses..............................................   461    473    549
                                                              ----   ----   ----
          Total expenses....................................   652    643    714
                                                              ----   ----   ----
Income before provision for income taxes....................    85     61     35
Provision for income taxes..................................    29     19      6
                                                              ----   ----   ----
Income before cumulative effect of change in accounting, net
  of income taxes...........................................    56     42     29
Cumulative effect of a change in accounting, net of income
  taxes.....................................................    --      8     --
                                                              ----   ----   ----
Net income..................................................  $ 56   $ 50   $ 29
                                                              ====   ====   ====

           See accompany notes to consolidated financial statements.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2005, 2004, AND 2003
                                 (IN MILLIONS)

                                                                                 ACCUMULATED
                                                        ADDITIONAL                  OTHER
                                               COMMON    PAID-IN     RETAINED   COMPREHENSIVE
                                               STOCK     CAPITAL     EARNINGS      INCOME       TOTAL
                                               ------   ----------   --------   -------------   -----
Balance at January 1, 2003...................    $3       $ 647        $273         $ 24        $ 947
  Dividends on preferred stock...............                            (3)                       (3)
  Redemption of preferred stock..............              (100)                                 (100)
  Sales of subsidiaries to affiliate.........                11                                    11
Comprehensive income (loss):
  Net income.................................                            29                        29
                                                                                                -----
  Comprehensive income (loss)................                                                      29
                                                 --       -----        ----         ----        -----
Balance at December 31, 2003.................     3         558         299           24          884
  Change in accounting principle (Note 1)....              (100)                                 (100)
Comprehensive income (loss):
  Net income.................................                            50                        50
  Other comprehensive income (loss):
     Unrealized investment gains (losses),
       net of related offsets,
       reclassification adjustments and
       income taxes..........................                                        (10)         (10)
                                                                                                -----
  Comprehensive income (loss)................                                                      40
                                                 --       -----        ----         ----        -----
Balance at December 31, 2004.................     3         458         349           14          824
Comprehensive income (loss):
  Net income.................................                            56                        56
  Other comprehensive income (loss):
     Unrealized investment gains (losses),
       net of related offsets,
       reclassification adjustments and
       income taxes..........................                                        (11)         (11)
                                                                                                -----
  Comprehensive income (loss)................                                                      45
                                                 --       -----        ----         ----        -----
Balance at December 31, 2005.................    $3       $ 458        $405         $  3        $ 869
                                                 ==       =====        ====         ====        =====

           See accompany notes to consolidated financial statements.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2005, 2004, AND 2003
                                 (IN MILLIONS)

                                                              2005    2004    2003
                                                              -----   -----   -----
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  56   $  50   $  29
Adjustments to reconcile net income to net cash used in
  operating activities:
     Depreciation and amortization expenses.................      6       8       7
     Amortization of premiums and accretion of discounts
      associated with investments, net......................      2       4       5
     (Gains) losses from sales of investments and
      businesses, net.......................................      4     (15)     (4)
     Interest credited to policyholder account balances.....     32      34      33
     Universal life and investment-type product policy
      fees..................................................   (481)   (468)   (462)
     Change in premiums and other receivables...............    (69)     26     (36)
     Change in deferred policy acquisition costs, net.......    (32)    (12)    (15)
     Change in insurance-related liabilities................     78      43      48
     Change in income taxes payable.........................     26      (4)    (32)
     Change in other assets.................................     86      46      76
     Change in other liabilities............................    184     107      (3)
     Other, net.............................................     (4)     (2)     (3)
                                                              -----   -----   -----
Net cash used in operating activities.......................   (112)   (183)   (357)
                                                              -----   -----   -----
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturities.......................................    470     210     195
     Equity securities......................................     --      55      32
     Other limited partnership interests....................      2       1       1
  Purchases of:
     Fixed maturities.......................................   (460)   (392)   (194)
     Equity securities......................................     --     (19)    (18)
     Mortgage loans on real estate..........................     --      --      (9)
  Net change in short-term investments......................    (22)     (5)     20
  Proceeds from sales of businesses.........................     --      18      11
  Net change in policy loans................................    (19)    (29)     (9)
  Other, net................................................     (2)     (2)     (1)
                                                              -----   -----   -----
Net cash provided by (used in) investing activities.........  $ (31)  $(163)  $  28
                                                              -----   -----   -----

           See accompany notes to consolidated financial statements.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

             FOR THE YEARS ENDED DECEMBER 31, 2005, 2004, AND 2003
                                 (IN MILLIONS)

                                                               2005      2004      2003
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................    1,366     1,406     1,535
     Withdrawals............................................   (1,117)   (1,093)   (1,157)
  Redemption shares subject to mandatory redemption.........     (100)       --      (100)
  Dividends on preferred stock..............................       --        --        (3)
                                                              -------   -------   -------
Net cash provided by financing activities...................      149       313       275
                                                              -------   -------   -------
Change in cash and cash equivalents.........................        6       (33)      (54)
Cash and cash equivalents, beginning of period..............       --        33        87
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF PERIOD....................  $     6   $    --   $    33
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid during the period for:
     Interest...............................................  $     3   $     2   $    --
                                                              =======   =======   =======
     Income taxes...........................................  $     9   $    21   $    38
                                                              =======   =======   =======
Non-cash transactions during the period:
  Business Dispositions:
     Assets disposed........................................  $    --   $    41   $    28
     Less liabilities disposed..............................       --        17        10
                                                              -------   -------   -------
     Net assets disposed....................................       --        24        18
     Equity securities received.............................       --        --        --
     Less cash disposed.....................................       --         6         7
                                                              -------   -------   -------
     BUSINESS DISPOSITION, NET OF CASH DISPOSED.............  $    --   $    18   $    11
                                                              =======   =======   =======

           See accompany notes to consolidated financial statements.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

BUSINESS

     New England Life Insurance Company ("NELICO") and its subsidiaries (the "Company") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"), which is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company was formerly a wholly owned subsidiary of Met New England Holdings, Inc. ("MNEHP"), which was dissolved into Metropolitan Life, its parent, on April 12, 2003. The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage.

     The principal insurance subsidiaries of NELICO included New England Pension and Annuity Company ("NEPA") which was sold to Metropolitan Tower Life Insurance Company ("MTL") in 2004; Newbury Insurance Company, Limited ("Newbury") which was sold to MetLife in 2004; New England Financial Distributors LLC ("NEFD") which was dissolved in 2004; N.L. Holding Corporation ("NLHC") and Nathan and Lewis Associates, Inc. ("NLA") which were sold to MetLife in 2003; Nathan and Lewis Securities ("NLS") which was merged into Walnut Street Securities ("WSS"), a wholly owned subsidiary of MetLife, in 2003; and New England Life Holdings, Inc. ("NELHC") which was dissolved in 2003. These subsidiaries are included in the accompanying consolidated financial statements until their respective dates of sale or dissolution. See Note 11.

     NELICO owns 100% of the outstanding common stock of New England Securities Corporation ("NES"). NELICO also owns a majority interest in MetLife Advisors LLC ("Advisors") and 100% of the voting common stock of Omega Reinsurance Corporation ("Omega").

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company and (ii) majority owned subsidiaries. Intercompany accounts and transactions have been eliminated.

     The Company recognized minority interest expense for the portion of the net income of Advisors and Omega not attributable to the Company's ownership of $54 million, $45 million and $32 million for the years ended December 31, 2005, 2004 and 2003, respectively. Minority interest related to consolidated entities included in other liabilities was $6 million and less than $1 million at December 31, 2005 and 2004, respectively.

     The Company uses the equity method of accounting for other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Certain amounts in the prior year period's consolidated financial statements have been reclassified to conform with the 2005 presentation.

SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of the investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC");
(vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters;

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

(viii) accounting for reinsurance transactions and (ix) accounting for benefit plans. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's principal investments are fixed maturities, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company can also purchase investment securities, issue certain insurance policies and engage in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, ordinary annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies, and in the establishment of liabilities, result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Reinsurance

     The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance, and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

Litigation

     The Company is a party to a number of legal actions and is or may be involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain matters are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES amounts recorded. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Employee Benefit Plans

     The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans require an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturity and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities are recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial and agricultural mortgages loans are recorded at the lower estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

Other Limited Partnership Interests

     The Company's participation in limited partnership interests consists of investing in public and private debt and equity securities, as well as investing in other limited partnerships established for the purpose of investing in low-income housing that qualifies for federal tax credits. The Company uses the equity method of accounting for investments in limited partnership interests in which it has more than a minor interest, has influence over the partnership's operating and financial policies, does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method for minor interest investments and when it has virtually no influence over the partnership's operating and financial policies.

     Short-term investments are stated at amortized cost, which approximates fair value.

Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. The Company had no fair value hedges during the years ended December 31, 2005, 2004, and 2003.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor hedges of net investments in foreign operations during the years ended December 31, 2005, 2004, and 2003.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company can be a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from 5 to 10 years for leasehold improvements and 3 to 7 years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $15 million at December 31, 2005 and 2004. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $6 million and $5 million at December 31, 2005 and 2004, respectively. Related depreciation and amortization expense was less than $1 million for the years ended December 31, 2005, 2004 and 2003.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $38 million and $36 million at December 31, 2005 and 2004, respectively. Accumulated amortization of capitalized software was $31 million and $27 million at December 31, 2005 and 2004, respectively. Related amortization expense was $4 million, $6 million and $7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Deferred Policy Acquisition Costs

     The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses.

     DAC is amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception of the contracts.

     Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     DAC for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums made at the date of policy issuance and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

Liability for Future Policy Benefits and Policyholder Account Balances

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The average interest rate for the aggregate future policy benefit liabilities is 6%.

     Participating business represented approximately 3% of the Company's life insurance in-force, and 9% of the number of life insurance policies in-force, at December 31, 2005 and 2004. Participating policies represented approximately 43% and 45%, 51% and 74%, and 52% and 73% of gross and net life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 8%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The average interest rate used in establishing such liabilities is approximately 3%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 4% to 7%.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 1% to 10%, less expenses, mortality charges, and withdrawals.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees and paid-up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financial reinsurance agreement, included in premiums and other receivables, was $1 million and $1 million, respectively, at December 31, 2005.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The fair value of the GMWBs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such revenues are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Other Revenues

     Other revenues include broker/dealer commissions and fees, advisory fees and administrative fees. Such commissions and fees are recognized in the period in which services are performed.

Policyholder Dividends

     Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by it's insurance subsidiaries.

Federal Income Taxes

     The Company joins with MetLife and its includable affiliates in filing a consolidated Federal income tax return. The consolidating companies have executed a tax allocation agreement. Under the agreement, current Federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursements) to MetLife to the extent that their income (losses and other credits) contributes to (reduces) the consolidated federal tax expense (benefit). The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. The Company files state income tax returns on an individual corporate basis. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

Reinsurance

     The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers for long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. There was no impact on the Company's reporting of separate accounts.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

Application of Recent Accounting Pronouncements

     In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that
       (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In December 2004, the FASB issued FSP 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, Accounting for Income Taxes. The

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company is currently evaluating the repatriation provision of the AJCA. If the repatriation provision is implemented by the Company, the impact on the Company's income tax expense and deferred income tax assets and liabilities would be immaterial.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16. Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practices Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $8 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $9 million, including the cumulative effect of adoption.

     In December 2003, the FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits--an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) is primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

     In May 2004, the FASB issued FSP 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company is a participant in a multi-employer plan that has been determined not to be actuarially equivalent to benefits under Medicare Part D and therefore is not eligible to receive the subsidies on prescription drugs under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("2003 Act"). The Company is also a participant in a postretirement benefit plan sponsored by Metropolitan Life for which the Company has no legal obligation but is allocated its share of net expense based on salary ratios. Metropolitan Life expects to receive subsidies on prescription drug benefits under the 2003 Act beginning in 2006 based on its determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. FSP 106-2 was effective for interim periods beginning after June 15, 2004 and provides for either retroactive application to the date of enactment of the legislation or prospective application from the date of adoption of FSP 106-2. Effective July 1, 2004, Metropolitan Life adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the Company's share of the net periodic postretirement benefit cost was reduced by $1 million for 2004. Metropolitan Life's adoption of FSP 106-2,

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES regarding accumulated postretirement benefit obligation, did not have a significant impact on the Company's consolidated financial statements.

     In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity ("SFAS 150"). SFAS 150 clarifies the accounting for certain financial instruments with characteristics of both liabilities and equity and requires that those instruments be classified as a liability or, in certain circumstances, an asset. SFAS 150 is effective for financial instruments entered into or modified after May 31, 2003 and otherwise is effective at the beginning of the first interim period beginning after June 15, 2003. The adoption of SFAS 150, as of January 1, 2004, required the Company to reclassify $100 million of mandatorily redeemable preferred stock from stockholder's equity to liabilities. Dividends in 2005 and 2004 on the mandatorily redeemable preferred stock were recorded as interest expense (See Note 10).

     During 2003, the Company adopted FIN 46, Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51 and its December 2003 revision ("FIN 46(r)"). A variable interest entity is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. The adoption of FIN 46 and FIN 46(r) did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 8.

     Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.  INVESTMENTS

FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                                      DECEMBER 31, 2005
                                                        ---------------------------------------------
                                                                       GROSS
                                                         COST OR     UNREALIZED
                                                        AMORTIZED   ------------   ESTIMATED    % OF
                                                          COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                                        ---------   ----   -----   ----------   -----
                                                                        (IN MILLIONS)
Fixed Maturities
  U.S. corporate securities...........................    $438      $15    $  4       $449       55.6%
  Residential mortgage-backed securities..............     165        1       1        165       20.5
  Foreign corporate securities........................     146        2       2        146       18.1
  U.S. treasury/agency securities.....................      30       --      --         30        3.7
  Commercial mortgage-backed securities...............       1       --      --          1        0.1
  Asset-backed securities.............................       2       --      --          2        0.3
  Foreign government securities.......................      14       --      --         14        1.7
                                                          ----      ---    -----      ----      -----
     Total fixed maturities...........................    $796      $18    $  7       $807      100.0%
                                                          ====      ===    =====      ====      =====

                                                                      DECEMBER 31, 2004
                                                        ---------------------------------------------
                                                                       GROSS
                                                         COST OR     UNREALIZED
                                                        AMORTIZED   ------------   ESTIMATED    % OF
                                                          COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                                        ---------   ----   -----   ----------   -----
                                                                        (IN MILLIONS)
Fixed Maturities
  U.S. corporate securities...........................    $503      $26    $  1        528       62.4%
  Residential mortgage-backed securities..............     145        2      --        147       17.4
  Foreign corporate securities........................      89        4      --         93       11.0
  U.S. treasury/agency securities.....................      66        1      --         67        7.9
  Foreign government securities.......................      11       --      --         11        1.3
                                                          ----      ---    -----      ----      -----
     Total fixed maturities...........................    $814      $33    $  1       $846      100.0%
                                                          ====      ===    =====      ====      =====
Equity Securities
  Common stocks.......................................    $  1      $--    $ --       $  1      100.0%
                                                          ====      ===    =====      ====      =====

     The Company held foreign currency derivatives with a notional amount of $10 million to hedge the exchange risk associated with foreign bonds and loans for both the years ended December 31, 2005 and 2004.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     The Company held fixed maturities that were below investment grade or not rated by an independent rating agency at estimated fair values that totaled $24 million and $20 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $1 million and $2 million at December 31, 2005 and 2004, respectively. There were no non-income producing fixed maturities at December 31, 2005. Non-income producing fixed maturities were less than $1 million at December 31, 2004. There were no unrealized gains (losses)

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES associated with non-income producing fixed maturities at December 31, 2005. Unrealized gains associated with non-income producing fixed maturities were less than $1 million at December 31, 2004.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds) are shown below:

                                                                 DECEMBER 31,
                                                -----------------------------------------------
                                                         2005                     2004
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                  COST      FAIR VALUE     COST      FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)
Due in one year or less.......................    $ 27         $ 27        $ 85         $ 85
Due after one year through five years.........     198          200         208          214
Due after five years through ten years........     303          307         272          290
Due after ten years...........................     100          105         104          110
                                                  ----         ----        ----         ----
          Subtotal............................     628          639         669          699
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities...........     168          168         145          147
                                                  ----         ----        ----         ----
          Total fixed maturities..............    $796         $807        $814         $846
                                                  ====         ====        ====         ====

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Proceeds....................................................   $377      $158       $53
Gross investment gains......................................   $  1      $ 17       $ 6
Gross investment losses.....................................   $ (5)     $ (1)      $(1)

     There were no writedowns for other-than-temporarily impaired available-for-sale fixed maturities and equity securities recorded during the years ended December 31, 2005 and December 31, 2004. Gross investment losses above exclude writedowns recorded during the year ended December 31, 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $1 million.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                               DECEMBER 31, 2005
                                    ------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                     LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                    ----------------------   ----------------------   ----------------------
                                    ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                      FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                      VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                    ---------   ----------   ---------   ----------   ---------   ----------
                                                 (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities.........    $183        $   4         $13        $  --        $196        $   4
Residential mortgage-backed
  securities......................      86            1           1           --          87            1
Foreign corporate securities......     104            2          --           --         104            2
U.S. treasury/agency securities...      17           --           1           --          18           --
Commercial mortgage-backed
  securities......................       1           --          --           --           1           --
Asset-backed securities...........       2           --          --           --           2           --
                                      ----        -----         ---        -----        ----        -----
  Total fixed maturities..........    $393        $   7         $15        $  --        $408        $   7
                                      ====        =====         ===        =====        ====        =====
Total number of securities in an
  unrealized loss position........     158                       26                      184
                                      ====                      ===                     ====

                                                                DECEMBER 31, 2004
                                    --------------------------------------------------------------------------
                                                             EQUAL TO OR GREATER THAN
                                     LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                    ----------------------   ------------------------   ----------------------
                                    ESTIMATED     GROSS      ESTIMATED       GROSS      ESTIMATED     GROSS
                                      FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
                                      VALUE        LOSS        VALUE         LOSS         VALUE        LOSS
                                    ---------   ----------   ----------   -----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities.........    $ 94        $   1         $--          $  --        $ 94        $   1
Residential mortgage-backed
  securities......................      21           --          --             --          21           --
Foreign corporate securities......      10           --          --             --          10           --
U.S. treasury/agency securities...      47           --           1             --          48           --
                                      ----        -----         ---          -----        ----        -----
  Total fixed maturities..........    $172        $   1         $ 1          $  --        $173        $   1
                                      ====        =====         ===          =====        ====        =====
Total number of securities in an
  unrealized loss position........      32                        2                         34
                                      ====                      ===                       ====

     The Company did not have equity securities in an unrealized loss position at December 31, 2005 and 2004.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more for:

                                                                DECEMBER 31, 2005
                                           ------------------------------------------------------------
                                                COST OR          GROSS UNREALIZED        NUMBER OF
                                             AMORTIZED COST           LOSSES             SECURITIES
                                           ------------------   ------------------   ------------------
                                           LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                              20%       MORE       20%       MORE       20%       MORE
                                           ---------   ------   ---------   ------   ---------   ------
                                                  (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months.....................    $335      $  --      $   5     $  --       115         --
Six months or greater but less than nine
  months.................................      16         --          1        --        14         --
Nine months or greater but less than
  twelve months..........................      49         --          1        --        29         --
Twelve months or greater.................      15         --         --        --        26         --
                                             ----      -----      -----     -----       ---      -----
  Total..................................    $415      $  --      $   7     $  --       184         --
                                             ====      =====      =====     =====       ===      =====

                                                                DECEMBER 31, 2004
                                           ------------------------------------------------------------
                                                COST OR          GROSS UNREALIZED        NUMBER OF
                                             AMORTIZED COST           LOSSES             SECURITIES
                                           ------------------   ------------------   ------------------
                                           LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                              20%       MORE       20%       MORE       20%       MORE
                                           ---------   ------   ---------   ------   ---------   ------
                                                  (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months.....................    $151      $  --      $   1     $  --       28          --
Six months or greater but less than nine
  months.................................      22         --         --        --        4          --
Twelve months or greater.................       1         --         --        --        2          --
                                             ----      -----      -----     -----       --       -----
  Total..................................    $174      $  --      $   1     $  --       34          --
                                             ====      =====      =====     =====       ==       =====

     As of December 31, 2005, $7 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $1 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005 and 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $3 million at December 31, 2005 and 2004, consisting primarily of fixed maturity securities.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

MORTGAGE LOANS ON REAL ESTATE

     The Company had commercial mortgage loans on real estate of $9 million at both December 31, 2005 and 2004.

     Mortgage loans are collateralized by properties located in the United States. At December 31, 2005, approximately 56% and 44% of the properties were located in California and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     There were no impaired mortgage loans on real estate at December 31, 2005 and 2004, and accordingly, there were no valuation allowances for mortgage loans on real estate at December 31, 2005 and 2004.

     The Company did not recognize interest income on impaired loans for the years ended December 31, 2005, 2004, and 2003.

     The Company did not have restructured loans at December 31, 2005 and 2004.

     There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Fixed maturities............................................   $44       $37       $35
Equity securities...........................................    --        --         1
Policy loans................................................    18        17        16
Other limited partnership interests.........................     3         1         3
Cash, cash equivalents and short-term investments...........     2         1         1
Other.......................................................     2         2        --
                                                               ---       ---       ---
          Total.............................................    69        58        56
Less: Investment expenses...................................     3         3         3
                                                               ---       ---       ---
          Net investment income.............................   $66       $55       $53
                                                               ===       ===       ===

NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Fixed maturities............................................   $(4)      $ 2       $ 5
Equity securities...........................................    --        14        (1)
Derivatives.................................................     1        --        --
Other.......................................................    (1)       (1)       --
                                                               ---       ---       ---
          Net investment gains (losses).....................   $(4)      $15       $ 4
                                                               ===       ===       ===

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Fixed maturities............................................    $11      $ 32      $ 35
Equity securities...........................................     --        --        12
Derivatives.................................................     (3)       (5)       (3)
Other.......................................................     (1)       (1)       (1)
                                                                ---      ----      ----
          Total.............................................      7        26        43
                                                                ---      ----      ----
Amounts allocated from:
          DAC...............................................     (2)       (4)       (5)
Deferred income taxes.......................................     (2)       (8)      (14)
                                                                ---      ----      ----
          Total.............................................     (4)      (12)      (19)
                                                                ---      ----      ----
          Net unrealized investment gains (losses)..........    $ 3      $ 14      $ 24
                                                                ===      ====      ====

     The changes in net unrealized investment gains (losses) were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Balance, beginning of year..................................   $ 14      $ 24      $ 24
Unrealized investment gains (losses) during the year........    (19)      (17)       18
Unrealized investment gains (losses) relating to:
          Deferred policy acquisition costs.................      2         1       (14)
Deferred income taxes.......................................      6         6        (4)
                                                               ----      ----      ----
Balance, end of year........................................   $  3      $ 14      $ 24
                                                               ----      ----      ----
Net change in unrealized investment gains (losses)..........   $(11)     $(10)     $ --
                                                               ====      ====      ====

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                                   DECEMBER 31, 2005                 DECEMBER 31, 2004
                                            -------------------------------   -------------------------------
                                                        CURRENT MARKET OR                 CURRENT MARKET OR
                                                            FAIR VALUE                        FAIR VALUE
                                            NOTIONAL   --------------------   NOTIONAL   --------------------
                                             AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                            --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Foreign currency swaps....................    $10       $--         $3          $10       $--         $5
Credit default swaps......................     31        --         --           --        --         --
                                              ---       ---         --          ---       ---         --
  Total...................................    $41       $--         $3          $10       $--         $5
                                              ===       ===         ==          ===       ===         ==

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The above table does not include notional values for equity variance swaps. At December 31, 2005 and 2004, the Company owned 500 and 0 equity variance swap contracts, respectively. Market values for equity variance swaps were insignificant and were not included in the preceding table.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                                       REMAINING LIFE
                                                   ------------------------------------------------------
                                                              AFTER ONE    AFTER FIVE
                                                                 YEAR         YEAR
                                                   ONE YEAR    THROUGH      THROUGH     AFTER TEN
                                                   OR LESS    FIVE YEARS   TEN YEARS      YEARS     TOTAL
                                                   --------   ----------   ----------   ---------   -----
                                                                       (IN MILLIONS)
Foreign currency swaps...........................    $--         $--          $10          $--       $10
Credit default swaps.............................     --          31           --           --        31
                                                     ---         ---          ---          ---       ---
  Total..........................................    $--         $31          $10          $--       $41
                                                     ===         ===          ===          ===       ===

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                                   DECEMBER 31, 2005                 DECEMBER 31, 2004
                                            -------------------------------   -------------------------------
                                                            FAIR VALUE                        FAIR VALUE
                                            NOTIONAL   --------------------   NOTIONAL   --------------------
                                             AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                            --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Cash flow.................................    $10       $--         $ 3         $10       $--         $ 5
Non-qualifying............................     31        --          --          --        --          --
                                              ---       ---         ---         ---       ---         ---
  Total...................................    $41       $--         $ 3         $10       $--         $ 5
                                              ===       ===         ===         ===       ===         ===

     The Company recognized insignificant net investment expenses from qualifying hedge settlement payments and insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the years ended December 31, 2005, 2004 and 2003.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments as cash flow hedges, when they have met the requirements of SFAS 133.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized insignificant amounts in net investment gains (losses) related to the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a roll forward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                              2005      2004       2003
                                                              -----     -----     ------
                                                                    (IN MILLIONS)
Other comprehensive income (loss) balance at the beginning
  of the year...............................................   $(5)      $(3)     $  --
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............     2        (2)        (3)
                                                               ---       ---      -----
Other comprehensive income (loss) balance at the end of the
  year......................................................   $(3)      $(5)     $  (3)
                                                               ===       ===      =====

     At December 31, 2005, an insignificant portion of the net deferred loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2006.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedges: (i) credit default swaps to diversify its credit risk exposure in certain portfolios; (ii) equity variance swaps to economically hedge liabilities; and (iii) credit default swaps to minimize it exposure to adverse movements in credit.

     For the year ended December 31, 2005, the Company recognized as net investment gains (losses) changes in fair value of $1 million. There were no non-qualifying derivative net investment gains (losses) for the years ended December 31, 2004 and 2003.

CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  INSURANCE

Deferred Policy Acquisition Costs

     Information regarding DAC for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                             DEFERRED POLICY ACQUISITION COSTS
                                                             ---------------------------------
                                                                       (IN MILLIONS)
Balance at January 1, 2003.................................               $1,240
  Capitalizations..........................................                  181
                                                                          ------
  Less: Amortization related to:
     Unrealized investment gains (losses)..................                   14
     Other expenses........................................                  166
                                                                          ------
          Total amortization...............................                  180
                                                                          ------
Balance at December 31, 2003...............................                1,241
  Capitalizations..........................................                  132
                                                                          ------
  Less: Amortization related to:
     Unrealized investment gains (losses)..................                   (1)
     Other expenses........................................                  117
                                                                          ------
          Total amortization...............................                  116
                                                                          ------
  Dispositions and other...................................                   (3)
                                                                          ------
Balance at December 31, 2004...............................                1,254
  Capitalizations..........................................                  131
                                                                          ------
  Less: Amortization related to:
     Unrealized investment gains (losses)..................                   (2)
     Other expenses........................................                   99
                                                                          ------
          Total amortization...............................                   97
                                                                          ------
Balance at December 31, 2005...............................               $1,288
                                                                          ======

     Amortization of DAC is related to (i) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (ii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Sales Inducements

     Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005              2004
                                                              ------            ------
                                                                   (IN MILLIONS)
Balance at January 1........................................    $27               $23
Capitalization..............................................      8                 7
Amortization................................................     (2)               (3)
                                                                ---               ---
Balance at December 31......................................    $33               $27
                                                                ===               ===

Liabilities for Unpaid Claims and Claim Expenses

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to non-medical health policies and contracts, which are reported within future policyholder benefits in the consolidated balance sheet:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Balance at January 1........................................   $ 46      $ 41      $ 34
  Less: Reinsurance recoverables............................    (37)      (33)      (28)
                                                               ----      ----      ----
Net balance at January 1....................................      9         8         6
                                                               ----      ----      ----
Incurred related to:
  Current year..............................................      2         1         2
  Prior years...............................................     (1)       --        --
                                                               ----      ----      ----
                                                                  1         1         2
                                                               ----      ----      ----
Paid related to:
  Prior years...............................................     (1)       --        --
                                                               ----      ----      ----
                                                                 (1)       --        --
                                                               ----      ----      ----
Net Balance at December 31..................................      9         9         8
  Add: Reinsurance recoverables.............................     41        37        33
                                                               ----      ----      ----
Balance at December 31......................................   $ 50      $ 46      $ 41
                                                               ====      ====      ====

     Claims and claims adjustment expenses associated with prior periods decreased by $1 million for the year ended December 31, 2005. The change was due to differences between actual benefit periods and expected benefit periods for individual disability income contracts.

Guarantees

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

Annuity Contracts

                                            DECEMBER 31, 2005                DECEMBER 31, 2004
                                      ------------------------------   ------------------------------
                                          IN THE            AT             IN THE            AT
                                      EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                      --------------   -------------   --------------   -------------
                                                               (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value.....................       $2,187             N/A           $1,670             N/A
  Net amount at risk................          $--(1)          N/A              $10(1)          N/A
  Average attained age of
     contractholders................     58 years             N/A         57 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Account value.....................       $2,728          $1,994           $2,628          $1,564
  Net amount at risk................          $45(1)           $7(2)           $70(1)           $4(2)
  Average attained age of
     contractholders................     59 years        57 years         60 years        56 years

Universal and Variable Life Contracts

                                                     DECEMBER 31, 2005    DECEMBER 31, 2004
                                                     -----------------    -----------------
                                                         SECONDARY            SECONDARY
                                                        GUARANTEES           GUARANTEES
                                                     -----------------    -----------------
                                                                 (IN MILLIONS)
Account value......................................        $2,782               $2,641
Net amount at risk.................................       $31,330(1)           $32,848(1)
Average attained age of policyholders..............      46 years             45 years

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                                          UNIVERSAL AND VARIABLE
                                                      ANNUITY CONTRACTS       LIFE CONTRACTS
                                                      -----------------   ----------------------
                                                         GUARANTEED             SECONDARY
                                                       DEATH BENEFITS           GUARANTEES
                                                      -----------------   ----------------------
                                                                    (IN MILLIONS)
Balance at January 1, 2004..........................        $   2                 $   1
Incurred guaranteed benefits........................            1                    --
Paid guaranteed benefits............................           (1)                   (1)
                                                            -----                 -----
Balance at December 31, 2004........................            2                    --
Incurred guaranteed benefits........................           --                     1
                                                            -----                 -----
Balance at December 31, 2005........................        $   2                 $   1
                                                            =====                 =====

     The Company had guaranteed annuitization benefit liabilities on its annuity contracts of $2 million and $1 million at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has a corresponding recoverable from reinsurers for the same amounts. Therefore, the Company had no net liability at December 31, 2005 and 2004.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                                              YEAR ENDED DECEMBER 31,
                                                              -----------------------
                                                                 2005         2004
                                                              ----------   ----------
                                                                   (IN MILLIONS)
Mutual Fund Groupings
  Equity....................................................    $5,556       $4,947
  Bond......................................................       720          677
  Balanced..................................................       485          442
  Money Market..............................................       171          179
  Specialty.................................................        62           19
                                                                ------       ------
     Total..................................................    $6,994       $6,264
                                                                ======       ======

Separate Accounts

     Separate account assets and liabilities of $9,448 million and $8,707 million at December 31, 2005 and 2004, respectively, are pass-through separate accounts for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $316 million, $301 million and $244 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new life insurance policies that it writes. On a case by case basis, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. Also, the Company currently reinsures 100% of the riders containing guarantee annualization benefits related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Direct premiums earned......................................  $ 220    $ 228    $ 233
Reinsurance assumed.........................................     36       --       --
Reinsurance ceded...........................................   (150)    (151)    (145)
                                                              -----    -----    -----
Net earned premiums.........................................  $ 106    $  77    $  88
                                                              =====    =====    =====
Reinsurance recoveries netted against policyholder
  benefits..................................................  $ 145    $ 151    $ 118
                                                              =====    =====    =====

     Written premiums are not materially different than earned premiums presented in preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $174 million and $162 million at December 31, 2005 and 2004, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $23 million and $11 million at December 31, 2005 and 2004, respectively.

6.  PREFERRED STOCK

     Effective December 30, 1998, the Company issued 200,000 shares of Series A Adjustable Rate Cumulative Preferred Stock, which are held by MetLife Credit Corporation, an affiliate, at par value of $1,000 per share. Dividends were paid quarterly in arrears at the applicable rate which was recalculated on the first business day after each quarterly dividend payment date based on the product of (1 - the highest federal income tax rate for corporations applicable during such dividend period) times (the "AA" Composite Commercial Paper (Financial) Rate + 180 basis points). The adoption of SFAS 150, as of January 1, 2004, required the Company to reclassify $100 million of mandatorily redeemable preferred stock from stockholder's equity to other liabilities. Under SFAS 150, dividends paid on the Company's preferred stock is treated as interest expense in 2005 and 2004.

     The Company redeemed 100,000 shares on August 5, 2003 with the approval of the Massachusetts Commissioner of Insurance (the "Commissioner"), leaving 100,000 shares outstanding. Under terms of the agreement, the remaining $100 million of Preferred Stock was redeemed in 2005.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     NELICO paid preferred dividends of $3 million, $2 million and $3 million during the years ended December 31, 2005, 2004 and 2003, respectively, with prior approval of the Commissioner.

7.  INCOME TAXES

     The provision (benefit) for income taxes was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $15       $19      $ 15
  State and local...........................................     1         1         1
                                                               ---       ---      ----
                                                                16        20        16
                                                               ---       ---      ----
Deferred:
  Federal...................................................    13        (1)      (10)
                                                               ---       ---      ----
Provision for income taxes..................................   $29       $19      $  6
                                                               ===       ===      ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................   $30       $21       $12
Tax effect of:
  Tax exempt investment income..............................    (4)       (7)       --
  Prior year taxes..........................................     2         2        (6)
  Other, net................................................     1         3        --
                                                               ---       ---       ---
  Provision for income taxes................................   $29       $19       $ 6
                                                               ===       ===       ===

     The Company has been audited by the Internal Revenue Service for the years through and including 1999. In 2004, the Company recorded an adjustment for settlement of all issues relating to the IRS's audit of the Company's tax returns for the years 1997-1999. The current IRS examination covers the years 2000-2002. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income taxes have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
                                                              (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $321    $334
  Net operating losses......................................    10      11
  Investments...............................................    --       3
  Other.....................................................     6      --
                                                              ----    ----
                                                               337     348
  Less: Valuation allowance.................................    10      10
                                                              ----    ----
                                                               327     338
Deferred income tax liabilities:
  Investments...............................................     3      --
  Deferred policy acquisition costs.........................   372     361
  Net unrealized investment gains...........................     2       8
  Other.....................................................    --      12
                                                              ----    ----
                                                               377     381
                                                              ----    ----
Net deferred income tax liability...........................   (50)    (43)
                                                              ====    ====

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     The Company and/or certain affiliates of it have faced claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies, annuities or mutual funds. These claims are generally referred to as "sales practices claims."

     The Company and its affiliates continue to defend themselves vigorously against these claims. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation or arbitrations relating to the Company's and its affiliates' marketing and sales of individual life insurance, annuities and brokerage products may be commenced in the future.

     On February 21, 2006, the SEC and NES resolved a formal investigation of NES that arose in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES previously provided restitution to the affected clients and the settlement includes additional client payments to be made by NES in the total amount of approximately $2.6 million. No penalties were imposed.

     Prior to filing MetLife's June 30, 2003 Form 10-Q, MetLife announced a $31 million after-tax charge related to New England Financial. MetLife notified the SEC about the nature of this charge prior to its announcement. The SEC opened a formal investigation of the matter and, in December 2004, the Company received a Wells Notice in connection with the SEC investigation. The staff of the SEC has notified the Company that no enforcement action has been recommended against the Company.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial service companies as part of an industry wide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company or its affiliates have responded and are fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced against the Company or its affiliates. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In February 2006, the Company learned that the SEC commenced a formal investigation of NES in connection with the suitability of its sales of various universal life insurance policies. The Company believes that others in the insurance industry are the subject of similar investigations by the SEC. NES is cooperating fully with the SEC.

     Wilmington Shipping Company ("WSC") and two of its employees have sued the Company for in excess of $5 million in damages in federal court in North Carolina. WSC asserts that the Company advised the investment of pension plan funds in a Developmental Property (real estate) account that caused plan losses of over $2 million. WSC also alleges that the Company failed to give appropriate investment and plan termination advice to WSC plan trustees. The Company has filed a motion for summary judgment.

     The National Association of Security Dealers ("NASD") staff notified NES that it has made a preliminary determination to file charges of violations of the NASD's and the SEC's rules against it. The pending investigation was initiated after NES reported to the NASD that a limited number of mutual fund transactions processed by firm representatives and at the firm's and certain affiliates' consolidated trading desk, during the period April through December 2003, had been received from customers after 4:00 p.m., Eastern time, and received the same day's net asset value. The potential charges of violations of the NASD's and the SEC's rules relate to the processing of transactions received after 4:00 p.m., the firm's maintenance of books and records, supervisory procedures and responses to the NASD's information requests. Under the NASD's procedures, NES has submitted a response to the NASD staff. The NASD staff has not made a formal recommendation regarding whether any action alleging violations of the rules should be filed. NES continues to cooperate fully with the NASD.

Summary

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for the years

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES ended December 31, 2005, 2004 and 2003. The Company maintained a liability of less than $1 million, and a related asset for premium tax offsets of less than $1 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum gross rental payments and minimum sublease income relating to these lease agreements were as follows:

                                                               GROSS
                                                               RENTAL    SUBLEASE
                                                              PAYMENTS    INCOME
                                                              --------   --------
                                                                 (IN MILLIONS)
2006........................................................    $17        $ 8
2007........................................................    $14        $ 7
2008........................................................    $ 8        $ 5
2009........................................................    $ 5        $--
2010........................................................    $ 4        $--
Thereafter..................................................    $ 3        $--

GUARANTEES

     In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In particular, NELICO is a member in Advisors and owns 100% of the voting interest in Advisors. In the normal course of business, Advisors provides certain indemnifications to counterparties in contracts that cover certain third party claims and lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities is not specified or applicable. Since these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     The Company's recorded liabilities at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

9.  EMPLOYEE BENEFIT PLANS

     The Company participated in multi-employer plans that provide pension and other postretirement benefits. Effective March 1, 2005, the multi-employer postretirement plan was amended and revalued as a new single

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES employer postretirement plan. Contributions of $10 million, $13 million and $14 million were made to these multi-employer plans for the years ended December 31, 2005, 2004, and 2003, respectively.

     The Company used a December 31 measurement date for its single employer postretirement plan.

     A summary of assets, obligations and assumptions of the new other postretirement benefit plan, a non-qualified plan at December 31, 2005, is as follows:

                                                              DECEMBER 31, 2005
                                                              -----------------
                                                               OTHER BENEFITS
                                                              -----------------
                                                                (IN MILLIONS)
Change in projected benefit obligation
  Projected benefit obligation at beginning of year.........        $ 23
  Interest cost.............................................           1
  Participants' contributions...............................           2
  Benefits paid.............................................          (2)
  Actuarial (gain) loss.....................................          (1)
                                                                    ----
  Projected benefit obligation at end of year...............        $ 23
                                                                    ====
Change in plan assets.......................................        $ --
Reconciliation of funded status
  Funded status--underfunded................................         (23)
  Unrecognized actuarial (gains) losses.....................          (1)
  Unrecognized prior service cost...........................          22
                                                                    ----
  Accrued benefit cost......................................        $ (2)
                                                                    ====
Amounts recognized in the consolidated balance sheet consist of:
  Non-qualified plan accrued benefit liability..............          (2)
                                                                    ----
  Accrued benefit cost......................................        $ (2)
                                                                    ====

     The components of net periodic benefit cost were as follows:

                                                               OTHER BENEFITS
                                                              -----------------
                                                                (IN MILLIONS)
Determination of net periodic benefit cost
  Interest cost.............................................         $1
  Amortization of prior service cost........................          2
                                                                     --
  Net periodic benefit cost.................................         $3
                                                                     ==

     The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("the Prescription Drug Act"). The postretirement plan's accumulated benefit obligation was remeasured effective March 1, 2005 in order to determine the effect of the expected subsidies on the net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation was reduced by $1 million at March 1, 2005, which will be recognized as adjustments of future benefits through the amortization of actuarial losses (gains). In accordance with FSP 106-2, on a prospective basis, the net periodic postretirement benefit cost for 2005 was reduced by $140 thousand. The reduction of the net periodic benefit cost is due to reductions in service cost of $1 thousand, interest cost of $55 thousand, and amortization of prior actuarial loss of $84 thousand. An additional $86 thousand reduction in the December 31, 2005 accumulated other postretirement benefit obligation is the result of an actuarial loss recognized during the

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES year resulting from updated assumptions including a 2005 participant census and new claims cost experience and the effect of a December 31, 2005 change in the discount rate. The reduction of the accumulated postretirement benefit obligation related to the Prescription Drug Act was $1 million as of December 31, 2005.

     The Company also participates in noncontributory defined benefit pension plans and a post retirement benefit plan sponsored by Metropolitan Life. The Company has no legal obligation under these plans and the Company's share of net expenses is allocated based on salary ratios. The Company's share of pension expenses was $6 million, $5 million and $7 million for the years ended December 31, 2005, 2004, and 2003, respectively. The Company's share of other postretirement benefit expenses was $3 million, $2 million and $4 million for the years ended December 31, 2005, 2004, and 2003, respectively.

ASSUMPTIONS

     The discount rate assumption used in determining the benefit obligations was 5.80% at December 31, 2005.

     The discount rate assumption used in determining net periodic benefit cost was 5.70% at December 31, 2005.

     The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date measured on a yield to worse basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation were as follows:

                                                                  OTHER BENEFITS
                                                             ------------------------
                                                                       2005
                                                             ------------------------
Pre-Medicare eligible claims...............................  9.5% down to 5% in 2014
Medicare eligible claims...................................  11.5% down to 5% in 2018

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                                  ONE PERCENT
                                                              -------------------
                                                              INCREASE   DECREASE
                                                              --------   --------
                                                                (IN THOUSANDS)
Effect on total service and interest cost components........    $ 31      $ (28)
Effect on accumulated postretirement benefit obligation.....    $347      $(317)

CASH FLOWS

     The Company expects to contribute $1 million to its other benefit plan during 2006.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                                              OTHER BENEFITS
                                                              --------------
                                                              (IN MILLIONS)
2006........................................................        $2
2007........................................................        $2
2008........................................................        $2
2009........................................................        $2
2010........................................................        $2
2011-2015...................................................        $9

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Gross subsidy payments expected to be received for the next ten years under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 are as follows:

                                                              OTHER BENEFITS
                                                              --------------
                                                              (IN THOUSANDS)
2006........................................................       $398
2007........................................................       $441
2008........................................................       $485
2009........................................................       $ --
2010........................................................       $ --
2011-2015...................................................       $ --

SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees of which the Company matches a portion of employee contributions. The Company contributed $196 thousand, $211 thousand and $415 thousand for the years ended December 31, 2005, 2004 and 2003 respectively.

10.  STOCKHOLDER'S EQUITY

DIVIDEND RESTRICTIONS

     Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Commissioner if such dividends or distributions, together with other dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year, or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. Since NELICO's statutory unassigned funds surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner.

     NELICO paid no common stockholder dividends for the years ended December 31, 2005, 2004 and 2003.

STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NELICO exceeded the minimum risk-based capital requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The adoption did not materially impact statutory capital and surplus. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Statutory net income of NELICO, a Massachusetts domiciled insurer, was $50 million, $73 million and $49 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Commonwealth of Massachusetts Division of Insurance, was $319 million and $372 million at December 31, 2005 and 2004, respectively.

OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................   $(24)     $ (5)     $ 20
Income tax effect of holding gains (losses).................      9         2       (16)
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................      3       (16)       (7)
  Amortization of premium and accretion of discounts
     associated with investments............................      2         4         5
  Income tax effect.........................................     (2)        4         2
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................      2         1       (14)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................     (1)       --        10
                                                               ----      ----      ----
Other comprehensive income (loss)...........................   $(11)     $(10)     $ --
                                                               ====      ====      ====

11.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Compensation................................................  $  55    $  54    $  69
Commissions.................................................    123      121      194
Interest....................................................      4        2        1
Amortization of DAC.........................................     99      117      166
Capitalization of DAC.......................................   (131)    (132)    (181)
Insurance taxes, licenses, and fees.........................     16       17       17
Agency allowances...........................................     60       56       50
Rent, net of sublease income................................      4        2        4
Minority interest...........................................     54       45       32
Other.......................................................    177      191      197
                                                              -----    -----    -----
  Total other expenses......................................  $ 461    $ 473    $ 549
                                                              =====    =====    =====

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

12.  ACQUISITIONS AND DISPOSITIONS

     On October 1, 2004, Newbury, a subsidiary of NELICO, was sold to MetLife. Total assets and liabilities of the entity sold at the date of sale were $33 million and $17 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $1 million for each of the years ended December 31, 2004 and 2003.

     On October 8, 2004, NEPA, a subsidiary of NELICO, was sold to MTL. Total assets and liabilities of the entity sold at the date of sale were $8 million and less than $1 million, respectively. Total net income of the entity sold included in the consolidated statements of income was insignificant for each of the years ended December 31, 2004 and 2003.

     On August 1, 2003 NLS, a subsidiary of NLHC, was sold to MetLife and, as a result, the Company recognized an increase of $7 million to equity. Total assets and liabilities of the entity sold at the date of sale were $21 million and $10 million, respectively. Total net losses of the entity sold included in the consolidated statement of income was ($1) million for the year ended December 31, 2003.

     On October 1, 2003, NLHC and its wholly owned subsidiary, NLA, were sold to MetLife and, as a result, the Company recognized an increase of $4 million to equity. Total assets and liabilities of the entities sold at the date of sale were $7 million and $2 million, respectively. Total net losses of the entities sold, all of which are attributable to NLS, included in the consolidated statement of income.

     During December 2003, NELHC was dissolved. The entity was a wholly owned subsidiary of NELICO. The Company assumed a net $16 million in assets and liabilities, including the ownership of Advisors and NES. The Company recognized no gain or loss on this dissolution.

13.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                              CARRYING   ESTIMATED
                                                               VALUE     FAIR VALUE
                                                              --------   ----------
DECEMBER 31, 2005                                                 (IN MILLIONS)
Assets:
  Fixed maturities..........................................    $807        $807
  Mortgage loans on real estate.............................    $  9        $  9
  Policy loans..............................................    $327        $327
  Short-term investments....................................    $ 52        $ 52
  Cash and cash equivalents.................................    $  6        $  6
Liabilities:
  Policyholder account balances.............................    $357        $344

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                              CARRYING   ESTIMATED
                                                               VALUE     FAIR VALUE
                                                              --------   ----------
DECEMBER 31, 2004                                                 (IN MILLIONS)
Assets:
  Fixed maturities..........................................    $846        $846
  Equity securities.........................................    $  1        $  1
  Mortgage loans on real estate.............................    $  9        $  9
  Policy loans..............................................    $308        $308
  Short-term investments....................................    $ 30        $ 30
Liabilities:
  Policyholder account balances.............................    $377        $363
  Shares subject to mandatory redemption....................    $100        $100

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair values of policyholder account balances without final contractual maturities are assumed to equal their current net surrender values.

SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities and approximated carrying value.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

DERIVATIVE FINANCIAL INSTRUMENTS

     The fair values of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

14.  RELATED PARTY TRANSACTIONS

     At December 31, 2004, the Company had long-term debt, in the form of mandatorily redeemable preferred stock, outstanding of $100 million to MetLife Credit Corporation, a wholly owned subsidiary of MetLife. During 2005, the Company redeemed the remaining $100 million of outstanding preferred stock. See
Note 6.

     Effective January 2003, the Company entered into a financial reinsurance agreement with Metropolitan Life. Metropolitan Life assumes substantially all of the Company's supplementary contracts without life contingencies. The Company had policyholder account balances and corresponding recoverables from reinsurers, in premium and other receivables, for the same amount of $50 million and $55 million at December 31, 2005 and 2004, respectively.

     During 2002, the Company received $27 million from Metropolitan Life for the purchase of the Company's computers, furniture and other fixed assets at net book value. Metropolitan Life charged the Company $1 million, $1 million and $2 million for the use of the assets in 2005, 2004 and 2003, respectively.

     Metropolitan Life and the Company have a Master Service Agreement under which Metropolitan Life provides all administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $153 million, $167 million and $175 million for administrative services in 2005, 2004 and 2003, respectively.

     As of December 31, 2005 and 2004, the Company held $37 million and $15 million, respectively, of assets in the Metropolitan Money Market Pool of affiliated companies. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand alone entity.

     In the normal course of business, the Company transfers invested assets, consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with both a cost or amortized cost and fair market value of $3 million for the year ended December 31, 2005. There were no assets transferred in 2004. The realized capital gains (losses) recognized on these transfers were insignificant for the year ended December 31, 2005 and $3 million for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $4 million and $0 for the years ended December 31, 2005 and 2004, respectively.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


PART C.    OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits

(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

     Statement of Assets and Liabilities as of December 31, 2005.

     Statement of Operations for the year ended December 31, 2005.

     Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.

     Notes to Financial Statements as of December 31, 2005.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

     Consolidated Balance Sheets as of December 31, 2005 and 2004.

     Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.

     Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.

     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

(2) None.

(3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.


                                      III-1

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

     (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.


     (v) Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.


(4) (i) Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (ii) Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.

     (iv) Form of Endorsement (IRA) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.

     (v) Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

     (vi) Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

     (vii) Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

     (viii) Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 033-85442) filed on February 28, 2001.

     (ix) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (No. 333-51676/811-8828) filed on April 25, 2003.

     (x)  Form of Endorsement: Individual Retirement Annuity Endorsement NEL
408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

(5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

     (ii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.


                                      III-2

    (iii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

    (iv) Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 25, 2003.

(6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

    (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

    (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

    (iv) Amended and Restated By-Laws of Depositor (effective March 16, 2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

(7) None

(8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed April 6, 2000.

    (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

    (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

    (iv) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.

    (v) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676/811-
8828) filed on May 15, 2001.

    (vi)Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.


     (vii) Net Worth Maintenance Agreement between Metropolitan Life Insurance Company and New England Life Insurance Company (effective August 30, 1996) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.


(9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 29, 2004.

(10)(i) Consent of Deloitte & Touche, LLP filed herewith.

(11) None

(12) None

(13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.


                                      III-3

(14) Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 1 to the New England Variable Life Separate Account's Form N-6 Registration Statement, File No. 333-73676, on December 13, 2002; except for Joseph J. Prochaska, Jr., whose power of attorney was filed with Post-Effective Amendment No. 3 to the Registration Statement of New England Variable Life Separate Account On Form N-6, File No. 333-103193, filed as Exhibit (r)(iii) on April 14, 2004; Lisa M. Weber, Michael K. Farrell, Hugh C. McHaffie, whose powers of attorney were filed with Post-Effective Amendment No. 8 on Form N-6 (File No. 333-73676) filed as Exhibit (r)(iv) on January 19, 2005; Leland C. Launer, Jr. and Michael J. Vietri, whose powers of attorney were filed with Post-Effective Amendment No. 8 on Form N-4 (File No. 333-51676) filed as Exhibit 14(v) on July 26, 2005.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal Business Address         Positions and Offices with Depositor

Lisa M. Weber(2)                            Chairman, President and Chief
                                            Executive Officer

Michael K. Farrell(5)                       Director

Hugh C. McHaffie(1)                         Senior Vice President and Director

Catherine A. Rein(2)                        Director

Michael J. Vietri(7)                        Director

Daniel D. Jordan(1)                         Vice President and Secretary

Robert L. Ghegan(3)                         Senior Vice President

Leland C. Launer, Jr.(6)                    Director

Alan C. Leland, Jr.(1)                      Senior Vice President

Joseph J. Prochaska, Jr.(2)                 Senior Vice President and Chief
                                            Accounting Officer

William J. Wheeler(2)                       Director

Anthony J. Williamson(2)                    Senior Vice President and Treasurer
                                            (Principal Financial Officer)

-----------------
(1)   New England Financial, 501 Boylston Street, Boston, MA 02117

(2)   MetLife, 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY
      11101

(3)   287 Columbus Avenue, Boston, MA 02116

(4)   One Financial Center, 20th Floor, Boston, MA 02111

(5)   10 Park Avenue, Morristown, NJ 07962


(6)   501 Route 22, Bridgewater, NJ 08807



(7)   177 South Commons Drive, Suite 1A, Aurora, IL 60504





                                      III-4

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance Law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is Organized Under the Laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of Metlife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by Metlife, Inc. or are under the common control of Metlife, Inc. No person is Controlled by the Registrant.


                                     III-5

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS

      As of February 28, 2006, there were 20,522 owners of tax-qualified contracts and 10,408 owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter For:

      New England Variable Annuity Fund I
      New England Variable Life Separate Account
      New England Life Retirement Investment Account
      The New England Variable Account

      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


                                     III-7

Name                                             Positions and Offices with
                                                    Principal Underwriter

Michael K. Farrell(4)                Director and Chairman of the Board

Craig Markham(5)                     Director and President

William J. Toppeta(2)                Director

Virgelan E. Aquino(3)                Vice President

Leonard M. Bakal(2)                  Vice President and Chief Compliance Officer

Richard J. Barquist(2)               Vice President

Robert Begun(3)                      Vice President

David J. Decker(6)                   Vice President

Johannes Etwaroo(3)                  Vice President-Operations

Charles E. Fuller(3)                 Vice President

Rebecca Chiccino Kovatch(1)          Vice President

Joanne Logue(1)                      Vice President

Jeffrey A. Wilk(3)                   Vice President

Gwenn L. Carr(2)                     Clerk and Secretary

Paul D. Hipworth(3)                  Chief Financial Officer

Anthony J. Williamson(2)             Treasurer

Daniel D. Jordan(1)                  Assistant Secretary and Assistant Clerk

Principal Business Address:



(1)  New England Financial--501 Boylston Street, Boston, MA 02117

(2)  MetLife--One MetLife Plaza, 27-01 Queens Plaza North,
                 Long Island City, NY 11101

(3)  MetLife--485 E US Highway 1 South, 4th Floor, Iselin, NJ 08830

(4)  MetLife--10 Park Avenue, Morristown, NJ 07962

(5)  General American Life Insurance Company--13045 Tesson Ferry Rd.,
                 St. Louis, MO, 63128

(6)  MetLife--300 Davidson Avenue Somerset, NJ 08873






      (c)

    (1)                       (2)                  (3)                     (4)              (5)
                         NET UNDERWRITING
NAME OF PRINCIPAL         DISCOUNTS AND       COMPENSATION ON           BROKERAGE
 UNDERWRITER              COMMISSIONS           REDEMPTION             COMMISSIONS      COMPENSATION
NEW ENGLAND
 SECURITIES
 CORPORATION               $24,911,369              0                     0                     0


                                     III-8

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) State Street Bank & Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110

     (c) New England Securities Corporation
         501 Boylston Street
         Boston, Massachusetts 02116

     (d) New England Life Insurance Company
         501 Boylston Street
         Boston, Massachusetts  02116

ITEM 31. MANAGEMENT SERVICES

      Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

      (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;


                                     III-9

      (4) To Offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

      (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                     III-10

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 24th day of April, 2006.

                                   New England Variable Annuity Separate Account
                                      (Registrant)

                                   By: New England Life Insurance Company
                                       (Depositor)


                                   By: /s/ MARIE C. SWIFT
                                       -----------------------------------------
                                       Marie C. Swift, Esq.
                                       Vice President and Counsel




                                     III-11

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 24th day of April, 2006.

                                              NEW ENGLAND LIFE INSURANCE COMPANY

                                              By: /s/ MARIE C. SWIFT
                                                  ------------------------------
                                                  Marie C. Swift, Esq.
                                                  Vice President and Counsel

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2006.


           SIGNATURE                                     TITLE
              *                                 Chairman, President and
-------------------------------                 Chief Executive Officer
Lisa M. Weber

              *                                          Director
-------------------------------
Michael K. Farrell

              *                                          Director
-------------------------------
Leland C. Launer, Jr.


              *                                          Director
-------------------------------
Hugh C. McHaffie

              *                                 Senior Vice President and
-------------------------------                 Chief Accounting Officer
Joseph J. Prochaska, Jr.

              *                                          Director
-------------------------------
Catherine A. Rein

              *                                          Director
-------------------------------
Michael J. Vietri

              *                                          Director
-------------------------------
William J. Wheeler


                                            III-12

              *                          Senior Vice President and Treasurer
-------------------------------             (Principal Financial Officer)
Anthony J. Williamson




By: /s/ Michele H. Abate
    ---------------------------
    Michele H. Abate
    Attorney-in-fact
    April 24, 2006


* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 1 to the New England Variable Life Separate Account's Form N-6 Registration Statement, File No. 333-73676, on December 13, 2002; except for Joseph J. Prochaska, Jr., whose power of attorney was filed with Post-Effective Amendment No. 3 to the Registration Statement of New England Variable Life Separate Account On Form N-6, File No. 333-103193, filed as Exhibit (r)(iii) on April 14, 2004; Lisa M. Weber, Michael K. Farrell, Hugh C. McHaffie, whose powers of attorney were filed with Post-Effective Amendment No. 8 on Form N-6 (File No. 333-73676) filed as Exhibit (r)(iv) on January 19, 2005; Leland C. Launer, Jr. and Michael J. Vietri, whose powers of attorney were filed with Post-Effective Amendment No. 8 on Form N-4 (File No. 333-51676) filed as Exhibit 14(v) on July 26, 2005.



                                     III-13

                                  Exhibit Index

(10) (i)   Consent of Deloitte & Touche LLP.